Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	YINGLI GREEN ENERGY HOLDING CO LTD
Entity Central Index Key	0001394029
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	156,585,020
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 334,644	2,084,865	$ 671,102	4,181,038
Restricted cash	155,195	966,878		1,432,282
Accounts receivable, net	583,321	3,634,151		2,130,377
Inventories	405,058	2,523,550		2,670,919
Prepayments to suppliers	38,509	239,912		386,939
Value-added tax recoverable	89,857	559,815		948,982
Amounts due from and prepayments to related parties	111,487	694,578		555,542
Prepaid expenses and other current assets	65,669	409,125		432,216
Total current assets	1,783,740	11,112,874		12,738,295
Long-term prepayments to suppliers	205,475	1,280,131		1,322,714
Property, plant and equipment, net	2,121,667	13,218,200		12,389,184
Land use rights	113,992	710,183		523,219
Intangible assets, net	10,082	62,812	17,539	110,386
Other assets	123,495	769,386		399,615
Total assets	4,358,451	27,153,586		27,483,413
Current liabilities:
Short-term borrowings, including current portion of long-term debt	1,208,009	7,526,015		8,225,076
Accounts payable	590,722	3,680,259		2,977,230
Advances from customers	130,605	813,679		894,021
Amounts due to related parties	56,750	353,558		242,575
Convertible senior notes				9,218
Senior secured convertible notes				130,127
Other current liabilities and accrued expenses	91,084	567,458		471,365
Total current liabilities	2,077,170	12,940,969		12,949,612
Medium-term notes	627,904	3,911,907		2,406,391
Long-term debt, excluding current portion	654,316	4,076,456		3,451,899
Reserve for inventory purchase commitments	136,706	851,694		771,102
Other liabilities	185,517	1,155,789		850,748
Total liabilities	3,681,613	22,936,815		20,429,752
Shareholders' equity:
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued shares: 158,200,387 and 162,311,728 as of December 31, 2011 and 2012, respectively, Outstanding shares: 152,633,366 and 156,585,020 as of December 31, 2011 and 2012, respectively	1,965	12,241		12,011
Additional paid-in capital	1,068,054	6,654,082		6,476,123
Treasury stock: 5,567,021 and 5,726,708 as of December 31, 2011 and 2012, respectively, at cost	(20,438)	(127,331)		(123,838)
Accumulated other comprehensive income	38,103	237,384		138,999
Accumulated deficit	(707,294)	(4,406,510)		(1,342,098)
Total equity attributable to Yingli Green Energy	380,390	2,369,866		5,161,197
Noncontrolling interests	296,448	1,846,905		1,892,464
Total shareholders' equity	676,838	4,216,771		7,053,661
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,358,451	27,153,586		27,483,413

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Ordinary shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	162,311,728	158,200,387
Ordinary shares, Outstanding shares	156,585,020	152,633,366
Treasury stock, shares	5,726,708	5,567,021

Consolidated Statements of Comprehensive Income (Loss) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
Sales of PV modules	$ 1,763,979	10,989,767	14,397,086	12,276,854
Sales of PV systems	27,449	171,013	53,731	56,662
Other revenues	37,102	231,148	227,148	166,471
Total net revenues	1,828,530	11,391,928	14,677,965	12,499,987
Cost of revenues
Cost of PV modules sales	1,818,582	11,329,951	11,905,502	8,131,218
Cost of PV systems sales	24,929	155,310	43,280	49,190
Cost of other revenues	44,216	275,468	279,504	166,794
Total cost of revenues	1,887,727	11,760,729	12,228,286	8,347,202
Gross profit (loss)	(59,197)	(368,801)	2,449,679	4,152,785
Operating expenses
Selling expenses	143,390	893,332	818,022	780,244
General and administrative expenses	129,145	804,587	602,728	467,516
Research and development expenses	30,102	187,538	284,909	137,525
Provision for (recovery of) doubtful accounts receivable	11,005	68,561	38,988	(13,098)
Impairment of goodwill			273,382
Impairment of long-lived assets	32,182	200,497	2,275,024
Provision for inventory purchase commitments			851,694
Total operating expenses	345,824	2,154,515	5,144,747	1,372,187
Income (loss) from operations	(405,021)	(2,523,316)	(2,695,068)	2,780,598
Other income (expense)
Equity in income (losses) of affiliates, net	81	507	(9,557)	(628)
Interest expense	(143,998)	(897,124)	(626,737)	(438,011)
Interest income	7,455	46,446	28,852	15,992
Foreign currency exchange losses	(12,616)	(78,599)	(190,475)	(338,216)
Gain on bargain purchase from an acquisition			52,202
Other income	8,741	54,457	41,593	11,764
Earnings (loss) before income taxes	(545,358)	(3,397,629)	(3,399,190)	2,031,499
Income tax benefit (expense)	33,024	205,742	133,413	(333,466)
Net income (loss)	(512,334)	(3,191,887)	(3,265,777)	1,698,033
Less: Loss (earnings) attributable to the noncontrolling interests	20,461	127,475	56,866	(311,257)
Net income (loss) attributable to Yingli Green Energy	(491,873)	(3,064,412)	(3,208,911)	1,386,776
Basic earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.14)	(19.59)	(20.46)	9.15
Diluted earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.14)	(19.59)	(20.46)	8.86
Net income (loss)	(512,334)	(3,191,887)	(3,265,777)	1,698,033
Foreign currency exchange translation adjustment, net of nil tax	18,555	115,598	70,166	35,822
Cash flow hedging derivatives, net of nil tax	243	1,513	556	46
Comprehensive income (loss)	(493,536)	(3,074,776)	(3,195,055)	1,733,901
Less: Comprehensive loss (income) attributable to the noncontrolling interest	17,455	108,749	65,960	(300,726)
Comprehensive income (loss) attributable to Yingli Green Energy	$ (476,081)	(2,966,027)	(3,129,095)	1,433,175

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Comprehensive Income (Loss)
Foreign currency exchange translation adjustment, tax
Cash flow hedging derivatives, tax

Consolidated Statements of Changes in Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Total Yingli Green Energy shareholders' equity USD ($)	Total Yingli Green Energy shareholders' equity CNY	Ordinary share USD ($)	Ordinary share CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Balance at Dec. 31, 2009		8,185,859		6,635,074		11,363		6,130,890				12,784		480,037		1,550,785
Balance (in shares) at Dec. 31, 2009						148,527,450
Increase (Decrease) in Shareholders' Equity
Net income (loss)		1,698,033		1,386,776										1,386,776		311,257
Foreign currency exchange translation adjustment, net of nil tax		35,822		46,321								46,321				(10,499)
Cash flow hedging derivatives, net of nil tax		46		78								78				(32)
Issuance of ordinary shares upon vesting of restricted shares						36		(36)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						527,764
Issuance of ordinary shares upon exercise of stock options		4,049		4,049		9		4,040
Issuance of ordinary shares upon exercise of stock options (in shares)						139,200
Share-based compensation		74,753		63,520				63,520								11,233
Conversion of senior secured convertible notes		215,054		215,054		405		214,649
Conversion of senior secured convertible notes (in shares)						6,000,688
Issuance of ordinary shares upon exercise of ADM warrants						68		(68)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,010,211
Capital injection from two subsidiaries' noncontrolling interests holders		60,000														60,000
Balance at Dec. 31, 2010		10,273,616		8,350,872		11,881		6,412,995				59,183		1,866,813		1,922,744
Balance (in shares) at Dec. 31, 2010						156,205,313
Increase (Decrease) in Shareholders' Equity
Net income (loss)		(3,265,777)		(3,208,911)										(3,208,911)		(56,866)
Foreign currency exchange translation adjustment, net of nil tax		70,166		79,247								79,247				(9,081)
Cash flow hedging derivatives, net of nil tax		556		569								569				(13)
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						525,764
Issuance of ordinary shares upon exercise of stock options		601		601		2		599
Issuance of ordinary shares upon exercise of stock options (in shares)						25,250
Share-based compensation		73,858		62,657				62,657								11,201
Issuance of ordinary shares upon exercise of ADM warrants						93		(93)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,444,060
Share repurchase		(123,838)		(123,838)						(123,838)
Acquisition of a subsidiary		33,050														33,050
Profit distribution by a subsidiary		(8,571)														(8,571)
Balance at Dec. 31, 2011		7,053,661		5,161,197		12,011		6,476,123		(123,838)		138,999		(1,342,098)		1,892,464
Balance (in shares) at Dec. 31, 2011		158,200,387				158,200,387
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(512,334)	(3,191,887)		(3,064,412)										(3,064,412)		(127,475)
Foreign currency exchange translation adjustment, net of nil tax	18,555	115,598		96,872								96,872				18,726
Cash flow hedging derivatives, net of nil tax	243	1,513		1,513								1,513
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						523,316
Share-based compensation		35,503		28,832				28,832								6,671
Conversion of senior secured convertible notes		130,127		130,127		195		129,932
Conversion of senior secured convertible notes (in shares)						3,588,025
Capital injection from two subsidiaries' noncontrolling interests holders		105,000		19,230				19,230								85,770
Share repurchase		(3,493)		(3,493)						(3,493)
Profit distribution by a subsidiary		(29,251)														(29,251)
Balance at Dec. 31, 2012	$ 676,838	4,216,771	$ 380,390	2,369,866	$ 1,965	12,241	$ 1,068,054	6,654,082	$ (20,438)	(127,331)	$ 38,103	237,384	$ (707,294)	(4,406,510)	$ 296,448	1,846,905
Balance (in shares) at Dec. 31, 2012	162,311,728				162,311,728

Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY
Consolidated Statements of Changes in Equity
Foreign currency exchange translation adjustment, tax
Cash flow hedging derivatives, tax
Capital injection from two subsidiaries' noncontrolling interests holders	2	2

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flow from operating activities:
Net income (loss)	$ (512,334)	(3,191,887)	(3,265,777)	1,698,033
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	192,010	1,196,240	909,384	529,299
Gain on bargain purchase from an acquisition			(52,202)
Loss on disposal of property, plant and equipment	10,610	66,100	24,728	15,571
Provision for (recovery of) doubtful accounts receivable	11,005	68,561	38,988	(13,098)
Loss on sale of accounts receivable	337	2,100	2,279	6,270
Write-down of inventories to net realizable value	106,807	665,416	469,872	16,467
Equity in losses (income) of affiliates, net	(81)	(507)	9,557	628
Amortization of debt discount				105,626
Amortization of debt issuance cost	5,722	35,647	24,311	22,887
Share-based compensation	5,699	35,503	73,858	74,753
Deferred income tax benefit	(35,337)	(220,151)	(315,150)	(15,071)
Accreted interest on convertible senior notes and senior secured convertible notes			54,658	173,656
Foreign currency exchange losses (gains), net	17,022	106,051	(9,907)	51,520
Unrealized loss (gain) of financial instruments	(1,787)	(11,132)	(3,963)	1,513
Impairment of goodwill			273,382
Impairment of long-lives assets	32,182	200,497	2,275,024
Provision for inventory purchase commitments			851,694
Changes in operating assets and liabilities, net of the effect of acquisition:
Restricted cash related to purchase of inventory and other operating activities	(9,925)	(61,831)	272,841	(222,501)
Accounts receivable	(252,714)	(1,574,435)	(259,458)	(145,634)
Inventories	(3,590)	(22,367)	(138,321)	(449,156)
Prepayments to suppliers	(31,801)	(198,126)	(923,951)	(244,462)
Value-added tax recoverable	62,466	389,167	(17,152)	(631,302)
Amounts due from and prepayments to related parties	(29,291)	(182,488)	(347,499)	(235,545)
Prepaid expenses and other current assets	(9,049)	(56,374)	(263,695)	(18,092)
Accounts payable	86,841	541,025	317,526	541,474
Advances from customers	(12,896)	(80,342)	(137,271)	970,260
Amounts due to related parties	17,814	110,983	158,094	64,299
Other current liabilities and accrued expenses	23,999	149,516	48,841	105,471
Other liabilities	(3,669)	(22,860)	270,138	96,885
Net cash provided by (used in) operating activities	(329,960)	(2,055,694)	340,829	2,499,751
Cash flows from investing activities
Government grants for property, plant and equipment	34,346	213,976	125,599	102,480
Purchase of property, plant and equipment	(313,410)	(1,952,578)	(4,838,729)	(3,077,582)
Restricted cash related to purchase of property, plant and equipment	(7,318)	(45,593)	(548,637)	(735,452)
Proceeds from sale of equipment under sale-leaseback agreement	15,891	99,000
Payments for land use rights	(22,888)	(142,596)	(174,032)	(33,900)
Equity investments	(24,077)	(150,000)	(23,707)	(10,000)
Cash acquired from the acquisition of a subsidiary, net of cash paid			54,851
Cash paid for acquisition of a subsidiary, net of cash acquired				(408)
Loans made to related parties	(8,026)	(50,000)	(100,000)
Net cash used in investing activities	(325,482)	(2,027,791)	(5,504,655)	(3,754,862)
Cash flows from financing activities
Proceeds from short-term borrowings	1,404,854	8,752,384	7,034,958	6,386,843
Proceeds from long-term debt	694,774	4,328,511	3,722,292	2,548,854
Repayment of short-term borrowings	(1,820,052)	(11,339,100)	(6,344,037)	(4,678,764)
Repayment of long-term borrowings	(287,350)	(1,790,214)	(968,990)	(112,100)
Repayment of financing lease obligation	(4,259)	(26,535)
Payment of deposit for financing lease	(2,326)	(14,490)
Proceeds from exercise of options			601	4,049
Restricted cash related to guarantee of bank borrowings	87,300	543,887	(1,007,522)
Contribution from noncontrolling interest holders	16,854	105,000		60,000
Proceeds from borrowings from Yingli Hainan's noncontrolling interest holders				90,000
Repayment of borrowings from Yingli Hainan's noncontrolling interest holders			(150,000)
Payment for the repurchase of the convertible senior notes	(1,212)	(7,552)		(1,327,623)
Dividend paid to noncontrolling interests	(4,695)	(29,251)	(8,571)	(10,956)
Proceeds from issuance of medium-term notes	240,767	1,500,000	1,400,000	995,823
Payment for issuance costs of medium-term notes	(2,456)	(15,300)
Payment for share repurchase	(561)	(3,493)	(123,838)
Net cash provided by financing activities	321,638	2,003,847	3,554,893	3,956,126
Effect of foreign currency exchange rate changes on cash	(2,654)	(16,535)	(66,161)	(92,969)
Net increase (decrease) in cash and cash equivalents	(336,458)	(2,096,173)	(1,675,094)	2,608,046
Cash and cash equivalents at beginning of year	671,102	4,181,038	5,856,132	3,248,086
Cash and cash equivalents at end of year	334,644	2,084,865	4,181,038	5,856,132
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	134,325	836,860	445,960	114,051
Income tax paid	3,349	20,862	400,970	296,824
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	79,916	497,886	769,956	598,378
Payables for purchase of land use right	1,499	9,338
Payable for financial lease	15,936	99,283
Conversion of senior secured convertible notes to ordinary shares	$ 20,887	130,127		123,478

Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business
Organization and Description of Business

(1)                      Organization and Description of Business

Yingli Green Energy Holding Company Limited (“Yingli Green Energy”) is incorporated in the Cayman Islands and was established on August 7, 2006. Yingli Green Energy and its subsidiaries (collectively, the “Company”) are principally engaged in the design, development, marketing, manufacture, installation and sale of photovoltaic (“PV”) products in the People’s Republic of China (“PRC”) and overseas markets.

Summary of Significant Accounting Policies and Significant Concentrations and Risks	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Summary of Significant Accounting Policies and Significant Concentrations and Risks

(2)                      Summary of Significant Accounting Policies and Significant Concentrations and Risks

(a)                      Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably and to generate cash flows from operations, and the ability to pursue financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

For the year ended December 31, 2012, the Company incurred a net loss of RMB 3,191,887 (US$512,334) and cash used in operating activities was RMB 2,055,694 (US$ 329,960). As of December 31, 2012, the Company had cash and cash equivalents of RMB 2,084,865 (US$ 334,644) and short-term bank borrowings, including current portion of long-term bank borrowings of RMB 7,526,015 (US$ 1,208,009). The liquidity of the Company is primarily depending on its ability to maintain adequate cash flows from operations, to renew its short-term bank loans and to obtain adequate external financing to support its working capital and meet its obligations and commitments when they become due.

The Company has carried out a review of its cash flow forecast for the twelve months ending December 31, 2013. Based on such forecast, management believes that adequate sources of liquidity exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations and other liabilities and commitments as they become due. In preparing the cash flow forecast, management has considered historical cash requirements of the Company, as well as other key factors, including its ability to renew its short-term bank borrowings during 2013. If available liquidity is not sufficient to meet the Company’s operating and debt service obligations as they become due, management’s plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company’s cash requirements throughout 2013.  However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce discretionary spending to provide the required liquidity.

(b)                      Principles of Consolidation

The accompanying consolidated financial statements of Yingli Green Energy include the accounts of Yingli Green Energy and its subsidiaries.  For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is presented as noncontrolling interests. All significant inter-company balances and transactions have been eliminated upon consolidation.

(c)                       Significant Concentrations and Risks

Revenue concentrations

The Company’s business depends substantially on government incentives given to its customers.  In many countries in which the Company sells its products, the market of the Company’s products would not be commercially viable on a sustainable basis without government incentives.  This is largely in part caused by the cost of generating electricity from solar power currently exceeding and that is expected to continue to exceed the costs of generating electricity from conventional energy sources. The Company generated approximately 96%, 100% and 91% of its total net revenues for the years ended December 31, 2010, 2011 and 2012, respectively, from sales to customers in countries with known government incentive programs for the use of solar products. A significant reduction in the scope or discontinuation of government incentive programs would have a materially adverse effect on the demand of the Company’s products.

A significant portion of the Company’s net revenues are from customers located in Germany, the United States of America (“USA”) and PRC.  Revenues from customers located in Germany, USA and PRC are as follows:

	Year ended
	December 31, 2010	% of net revenue	December 31, 2011	% of net revenue	December 31, 2012		% of net revenue
	RMB		RMB		RMB	US$

Germany	7,078,239	57%	6,595,109	45%	4,765,312	764,885	42%
USA	1,216,962	10%	2,137,219	15%	1,600,695	256,929	14%
PRC	745,917	5%	3,261,886	22%	2,653,341	425,891	23%
Total	9,041,118	72%	11,994,214	82%	9,019,348	1,447,705	79%

The Company derived significant revenue from sales outside of the PRC. As a result the Company’s financial performance could be affected by events such as changes in foreign currency exchange rates, trade protection measures and changes in regional or worldwide economic or political conditions.

Management currently expects that the Company’s operating results will, for the foreseeable future, continue to depend on the sale of PV modules to a relatively small number of customers. The Company’s relationships with such key customers have been developed over a short period of time and are generally in their preliminary stages. Any factors adversely affecting the business operations of these customers could have a material adverse effect on the Company’s business and results of operations. Furthermore, these customers have sought, from time to time, to prospectively renegotiate the pricing terms of their current agreements with the Company or obtain more favorable terms upon renewal of the contracts. Any adverse revisions to the material terms of the Company’s agreements with its key customers could have a material adverse effect on its business and results of operations.

Sales to one major customer, which exceeded 10% of the Company’s net revenue in 2010, are as follows:

		Year ended December 31,
	Location	2010	% of net revenue	2011	% of net revenue	2012		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,501,037	12%	1,240,351	8%	768,526	123,357	7%

Accounts receivable from the above customer is as follows:

		December 31,
	Location	2011	2012
		RMB	RMB	US$

Customer A	Germany	24,254	29,777	4,780

In 2010, 2011 and 2012, sales to the top five customers accounted for approximately 30.8%, 27.7% and 26.0%, respectively, of the Company’s net revenues.

As of December 31, 2011 and 2012, the top five outstanding accounts receivable balance (net of provisions) accounted for approximately 33.8% and 24.2%, respectively, of the Company’s total outstanding accounts receivable.

Dependence on suppliers

Polysilicon is the most important raw material used in the production of the Company’s PV products. To maintain competitive manufacturing operations, the Company depends on timely delivery by its suppliers of polysilicon in sufficient quantities.  The Company’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce the growth of its manufacturing output and revenue.

In order to secure a stable supply of polysilicon and other raw materials, the Company makes prepayments to certain suppliers.  Such amounts are recorded as prepayments to suppliers, prepayments to related party suppliers (included in amounts due from and prepayments to related parties), and long-term prepayments to suppliers in the Company’s consolidated balance sheets and amounted to RMB 1,866,879 and RMB 1,703,312 (US$273,400) as of December 31, 2011 and 2012, respectively.  The Company makes the prepayments without receiving collateral for such payments.  As a result, the Company’s claims for such prepayments would rank only as an unsecured claim, which exposes the Company to the credit risks of the suppliers. As of December 31, 2011 and 2012, advances made to individual suppliers in excess of 10% of total prepayments to suppliers are as follows:

		December 31,
	Location	2011	2012
		RMB	RMB	US$
Supplier A	Singapore	217,381	184,523	29,618
Supplier B	South Korea	332,962	230,108	36,935
Supplier C	Germany	875,645	958,284	153,815
Total		1,425,988	1,372,915	220,368

The Company obtains some equipment used in its manufacturing process from a small number of selected equipment suppliers. In addition, some equipment has been customized based on the Company’s specifications, is not readily available from multiple vendors and would be difficult to repair or replace. If any of these suppliers were to experience financial difficulties or go out of business, the Company may have difficulties in repairing or replacing its equipment in the event of any damage to the manufacturing equipment or a breakdown of the production process. The Company’s ability to deliver products timely would suffer, which in turn could result in order cancellations and loss of revenue.  A supplier’s failure to deliver the equipment in a timely manner with adequate quality and on terms acceptable to the Company could delay its capacity expansion of manufacturing facilities and otherwise disrupt its production schedule or increase its costs of production.  The Company made deposits of RMB 473,974 and RMB 229,181 (US$36,786) as of December 31, 2011 and 2012, respectively, for the purchase of equipment without receiving collateral for such payments.  As a result, the Company’s claims for such payments would rank only as an unsecured claim, which exposes the Company to the credit risks of the equipment suppliers.

Concentrations of cash balances held at financial institutions

Cash balances include:

	December 31, 2011		December 31, 2012
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	2,391,014	2,391,014	1,006,387	1,006,387
Denominated in U.S. dollar (US$)	197,529	1,244,612	98,542	619,383
Denominated in European monetary unit (EURO)	15,693	128,091	9,479	78,841
Denominated in Japanese Yen (JPY)	—	—	833	61
Denominated in Great Britain Pound (GBP)	—	—	1,811	18,403
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in RMB	—	—	10	10
Denominated in US$	22,037	138,851	30,806	193,630
Denominated in EURO	1,583	12,919	5,171	43,010
Japan
Denominated in US$	—	—	404	2,555
Denominated in JPY	—	—	48,925	3,574
Singapore:
Denominated in US$	282	1,776	490	3,077
Denominated in Singapore dollar (SGD)	111	539	15	76
Europe:
Denominated in US$	127	799	890	5,610
Denominated in EURO	20,546	167,703	11,811	98,239
Demoninated in Swiss Franc(CHF)	—	—	176	1,200
US:
Denominated in US$	14,477	91,218	1,380	8,676
Total cash held by financial institutions		4,177,522		2,082,732

Restricted cash held by financial institutions located in:
PRC:
Denominated in RMB	1,372,682	1,372,682	912,446	912,446
Denominated in US$	6,488	40,883	6,845	43,023
Denominated in EURO	2,293	18,717	1,358	11,292
Denominated in CHF	—	—	13	85
Europe:
Denominated in CHF		—	5	32
Total restricted cash		1,432,282		966,878

The bank deposits with financial institutions in the PRC are uninsured by any government authority. To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits with large financial institutions in the PRC with acceptable credit rating. As of December 31, 2011 and 2012, there were cash balances at three and two PRC individual financial institutions, respectively, that each held cash balances in excess of 10% of the Company’s total cash balances. These bank deposits collectively accounted for approximately 56.8% and 42.4% of the Company’s total cash balances as of December 31, 2011 and 2012, respectively.

Management believes that these financial institutions are of high credit quality.

(d)                      Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities as well as with respect to the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Significant items subject to such estimates and assumptions include the fair values of assets acquired and liabilities assumed in business acquisitions, the useful lives of property, plant and equipment and intangibles with definite lives, recoverability of the carrying values of property, plant and equipment, goodwill and intangible assets, the fair value of share-based payments, the collectiblity of accounts receivable, the realizability of inventories, prepayments and deferred income tax assets, the fair values of financial and equity instruments, the accruals for warranty obligations and loss contingency, and provision for inventory purchase commitments.  The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(e)                       Foreign Currency

The Company’s reporting currency is the Renminbi (“RMB”).  Assets and liabilities of foreign companies whose functional currency is not RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the year. Gains and losses resulting from translation of financial statements of foreign companies are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet date.  The resulting exchange differences are recorded in “foreign currency exchange gains (losses)” in the consolidated statements of comprehensive income.  Transaction gains and losses resulting from intercompany foreign currency transactions that are of a long-term investment nature are treated in the same manner as translation adjustments and therefore excluded from the determination of net income (loss).

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of readers, certain 2012 RMB amounts have been translated into U.S. dollar amounts at the rate of RMB 6.2301 to S$1.00, the noon buying rate in the City of New York for cable transfers of RMB per U.S. dollar as set forth in the H.10 weekly statistical release of the Federal Reserve Board, as of December 31, 2012. No representation is made that RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other certain rate on December 31, 2012, or at any other date.

(f)                         Cash, Cash equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, cash in bank accounts, and interest bearing savings accounts with an initial term of three months or less.

Restricted cash of RMB 1,432,282 and RMB 966,878 (US$155,195) as of December 31, 2011 and 2012, respectively, represents bank deposits for securing letters of credit and letters of guarantee granted to the Company, primarily for the purchase of inventory and equipment and the guarantee of the offshore bank borrowings. Such letters of credit and letters of guarantee expire within one year. The cash flows from bank deposits as the guarantee of the offshore bank borrowings are reported within cash flows for financing activities in the consolidated statements of cash flows.  The cash flows from the bank deposits relating to purchases of inventory and equipment are reported within cash flows from operating activities and investing activities in the consolidated statements of cash flows, respectively.

(g)                       Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable balances based on historical collection experience, customer specific facts and current economic conditions.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Sale of Accounts Receivable

In 2011 and 2012, the Company entered into agreements to sell without recourse certain accounts receivable to several PRC banks. The buyer is responsible for servicing the receivables. The accounts receivables were determined to be legally isolated from the Company and its creditors, even in the event of bankruptcy or other receivership and the Company has surrendered control over the transferred receivables. As a result, the accounts receivables were considered sold and were therefore derecognized. The Company received proceeds from the sale of accounts receivable of RMB 343,865 and RMB 223,273 (US$35,838) for the years ended December 31, 2011 and 2012, respectively, and has included the proceeds in net cash provided by operating activities in the consolidated statements of cash flows. The Company recorded a loss on the sale of accounts receivable of RMB 2,279 and RMB 2,100 (US$377) for the years ended December 31, 2011 and 2012, respectively, which is included in general and administrative expense.

(h)                      Inventories

Inventories are stated at the lower of cost or market. Cost is determined by using the weighted-average cost method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labour, and an allocation of related manufacturing overhead based on normal operating capacity.

(i)                         Prepayments to Suppliers

Advance payments for the future delivery of raw materials are made based on written purchase orders detailing product, quantity, pricing and are classified as “prepayments to suppliers” in the consolidated balance sheets. The Company’s supply contracts grant the Company the right to inspect products prior to acceptance. The balance of the “prepayments to suppliers” is reduced and reclassified to ‘‘inventories’’ when inventory is received and passes quality inspection. Such reclassifications of RMB 424,044, RMB 476,113 and RMB 495,679 (US$79,562) for the years ended December 31, 2010, 2011 and 2012, respectively, are not reflected as cash outflows from operating activities.  As of December 31, 2011 and 2012, prepayments to suppliers of RMB 1,322,714 and RMB 1,280,131 (US$205,475), respectively, representing the portion expected to be utilized after twelve months have been classified as “long-term prepayments to suppliers” in the consolidated balance sheets and relate to prepayments to suppliers for long-term supply agreements with deliveries scheduled to commence beyond the next twelve months at each respective balance sheet date.

(j)                         Long-lived Assets

Property, Plant and Equipment

Property, plant and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the asset, taking into consideration any estimated residual value, using the straight-line method.  When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds received thereon.

Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.  The estimated useful lives of property, plant and equipment are as follows:

Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory production, and expensed to cost of revenues when the inventory is sold.

Cost incurred in the construction of new facilities, including progress payments and deposits, interest and other costs relating to the construction, are capitalized and transferred out of construction in progress and into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

Goodwill and Other Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill and trademarks, which have an indefinite useful life are not amortized, but instead are tested for impairment at least annually.

Intangible assets, other than trademarks, are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

The Company’s amortizable intangible assets also include long-term supplier agreements related to polysilicon supply agreements with delivery periods from 5 to 10 years commencing in 2009.

Impairment of Long Lived Assets

Long-lived assets, such as property, plant, and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. In 2011 and 2012, the Company recognized an impairment loss of RMB 2,275,024 and RMB 200,497 (US$32,182) for property, plant and equipment, respectively. See note (5) to the consolidated financial statements.

Goodwill and intangible assets that are not subject to amortization are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. For intangible assets that are not subject to amortization, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. At December 31, 2011, the Company recognized a full impairment loss of RMB 273,382 on the goodwill. See note (23) to the consolidated financial statements.

Government grant

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the Company will comply with the conditions attaching to them.

For the year ended December 31, 2011, the Company received government grants of RMB 125,599 related to the construction of the solar power plants and the procurement of machineries, which were recognized as long-term other liabilities.

For the year ended December 31, 2012, the Company received government grants of RMB 213,976 (US$ 34,346) related to the construction of the solar power plants and the procurement of machineries, which were recognized as long-term other liabilities.

These grants are amortized as the related assets are depreciated or amortized. The grants amortized amounted to nil, RMB 9,484 and RMB 13,130 (US$2,108) for the year ended December 31, 2010, 2011 and 2012, respectively.

(k)                      Land Use Rights

Land use rights represent the cost of rights to use land in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of the rights of 45 - 50 years.

(l)                         Equity Investments

Investments in entities where the Company does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in other income (expense) in the Company’s consolidated statements of comprehensive income. Equity investments are accounted for under the cost method when the Company does not have the ability to exercise significant influence over the operating and financial policies of the investees. Under the cost method of accounting, the Company records an investment in the equity of an investee as cost, and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition.

The Company recognizes a loss when there is a loss in value of an equity investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Company has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. In 2011, the Company recognized an impairment loss of RMB 8,720 on its equity investment. See note (8) to the consolidated financial statements.

(m)                   Statutory Reserves

In accordance with the relevant laws and regulations of the PRC, PRC enterprises are required to transfer 10% of their after tax profit, as determined in accordance with PRC accounting standard and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the enterprise. The transfer to this general reserve fund must be made before distribution of dividends can be made.  As of December 31, 2011 and 2012, the PRC subsidiaries of the Company had appropriated RMB 405,512 and RMB 461,623 (US$74,096), respectively, to the general reserve fund, which is restricted from being distributed to the Company, and if applicable, to the noncontrolling interests.

(n)                      Derivative Financial Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

(o)                      Share-based Payment

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.  The Company estimates grant date fair value using the Black Scholes-Merton option pricing model. The Company applies the fair value method for equity instrument issued to non-employee under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”).

(p)                      Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable and collectibility is reasonably assured.  These criteria as they relate to the sale of the Company’s products or services are as follows:

For all sales, the Company requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of PV modules from PRC to foreign customers, delivery of the products occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV modules to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred.

Sales of PV systems consist of the delivery, assembly and installation of PV modules, related power electronics and other components. The Company considers the PV system to be delivered, and the risks and rewards of ownership transferred, when installation of all components is complete and customer acceptance is received. Customer acceptance is evidenced by a signed project acceptance document. The assembly and installation of PV systems is short, generally lasting between 1 to 3 months, and requires advance payments from the customer.

Other revenue consists primarily of the sale of raw materials. Delivery for the sale of raw materials occurs at the point in time the product is delivered to the customer, which is when the risks and rewards of ownership have been transferred. Delivery is evidenced by a signed customer acceptance form.

Shipping and handling fees billed to customers are recorded as revenues, and the related shipping or delivery costs of RMB244,240, RMB 290,746 and RMB 320,727 (US$ 51,480) are recorded as selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively.

Advance payments received from customers for the future sale of inventory are recognized as advances from customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and services and is not recorded as revenue.  VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

(q)                      Research and Development

Research and development costs are expensed as incurred. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs.

(r)                        Employee Benefits Plans

Pursuant to the relevant PRC regulations, the Company is required to make contributions for each PRC employee at a rate of 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement program organized by the local Social Security Bureau. In addition, the Company is also required to make contributions for each PRC employee at rates of 7.5%-10%, 1%-2%, 10%-12% and 1.2%-1.6% of standard salary base for medical insurance benefits, unemployment, housing fund and other statutory benefits, respectively.  Total amount of contributions for the years ended December 31, 2010, 2011 and 2012 was RMB 76,161, RMB 177,714 and 244,108 (US$39,182), respectively.

(s)                       Warranty Cost

Before September 30, 2011, the Company’s multicrystalline PV modules are typically sold with a two or five-year limited warranty for defects in materials and workmanship, and a 10-year and 25-year warranty guaranteeing 90% and 80% of initial power generation capacity, respectively. With effect from October 1, 2011, the Company implemented a new and improved warranty terms for multicrystalline PV module that guarantees 91.2% and 80.7% of initial power generation capacity for 10 years and 25 years, respectively.  Further, in respect of monocrystalline Panda PV module, the Company guarantees 98.0%, 92.0% and 82.0% of initial power generation for the first year, 10 years and 25 years, respectively. In addition, based on customers’ specific requirements, the Company provides the multicrystalline PV modules with linear-based warranty which guarantees each year’s power output during the twenty-five-year warranty period. The Company bears the risk of warranty claims long after the Company has sold its products and recognized revenues. The Company has sold PV modules since January 2003, and none of the Company’s PV modules has been in use for the entire warranty periods. In connection with the Company’s PV system sales in the PRC, the Company provides a one- to five- year warranty against defects in the Company’s modules, storage batteries, controllers and inverters.

The Company performs industry-standard testing to test the quality, durability and safety of the Company’s products. As a result of such tests, management believes the quality, durability and safety of its products are within industry norms. Management’s estimate of the amount of its warranty obligation is based on the results of these tests, consideration given to the warranty accrual practice of other companies in the same industry and the Company’s expected failure rate and future costs to service failed products. The Company’s warranty obligation will be affected by its estimated product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure.  Consequently, the Company accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. To the extent that actual warranty costs differ significantly from estimates, the Company will revise its warranty provisions accordingly.

Actual warranty costs are charged against the accrued warranty liability. Warranty expense is recorded as selling expense.

Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Beginning balance	189,233	303,641	457,733	73,471
Warranty expense for the current year	125,155	154,092	109,915	17,643
Warranty costs incurred or claimed	(10,747)	—	(12,291)	(1,973)
Total accrued warranty cost	303,641	457,733	555,357	89,141
Less: accrued warranty cost, current portion	22,469	32,383	35,819	5,749
Accrued warranty cost, excluding current portion	281,172	425,350	519,538	83,392

(t)                         Firm Purchase Commitment

The Company entered into several long-term fixed price contracts to purchase polysilicon to ensure an adequate supply of polysilicon to operate its plants.  These contracts represent firm purchase commitments which are evaluated for potential market value losses. The Company estimated a loss on these firm purchase commitments based on the lower of cost or market with reference to the estimated future sales price of PV modules and recognized a provision for inventory purchase commitments of RMB 851,694 in 2011. See note (17) to the consolidated financial statements.

(u)                      Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted.  A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of an unrecognized tax benefit, if the position is not more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax benefits are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and general and administrative expenses, respectively, in the consolidated statements of comprehensive income.

(v)                       Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

The Company is exposed to risks associated with liability claims in the event that the use of the PV products the Company sells results in injury.  The Company does not maintain any third-party liability insurance coverage other than limited product liability insurance or any insurance coverage for business interruption. As a result, the Company may have to pay for financial and other losses, damages and liabilities, including, those in connection with or resulting from third-party product liability claims and those caused by natural disasters and other events beyond the Company’s control, out of its own funds, which could have a material adverse effect on its financial conditions and results of operations.

(w)                    Segment Reporting

The Company uses the management approach in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company’s reportable segments. Management has determined that the Company has only one operating segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

(x)                      Earnings Per Share

In accordance with FASB ASC Topic 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible senior notes and senior secured convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options, restricted shares and warrants (using the treasury stock method).  Potential dilutive securities are not included in the calculation of dilutive earnings per share if the impact is anti-dilutive.

(y)                       Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                  Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                  Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                  Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

See note (7) to the consolidated financial statements.

(z)                      Recently Issued Accounting Standards

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on January 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on January 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
Accounts Receivable

(3)                     Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

Accounts receivable	2,473,683	3,921,502	629,444
Less: Allowance for doubtful accounts	(343,306)	(287,351)	(46,123)
Total accounts receivable, net	2,130,377	3,634,151	583,321

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Beginning balance	(323,025)	(309,482)	(343,306)	(55,104)
Additions	(788)	(45,612)	(73,962)	(11,872)
Reversal of allowance for doubtful accounts	13,886	6,624	5,401	867
Write-off of accounts receivable	445	5,164	124,516	19,986
Ending balance	(309,482)	(343,306)	(287,351)	(46,123)

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally four months from the date of billing. For certain customers the Company requires an advance payment before the sale is made.  Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 894,021 and RMB 813,679 (US$130,605) as of December 31, 2011 and 2012, respectively.  The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks.  Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2011 and 2012, 44% and 31%, respectively, of accounts receivable were denominated in currencies other than the RMB.

As of December 31, 2011 and 2012, the Company has pledged accounts receivable with a total carrying amount of RMB 12,978 and nil, respectively, to secure short-term bank borrowings.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

(4)                       Inventories

Inventories by major category consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Raw materials	628,818	727,300	116,740
Work-in-progress	346,126	288,456	46,300
Finished goods	1,695,975	1,507,794	242,018
Total inventories	2,670,919	2,523,550	405,058

Inventory write-downs amounted to RMB 16,467, RMB 469,872 and RMB 665,416 (US$106,807) for the years ended December 31, 2010, 2011 and 2012, respectively, and recorded as cost of revenues in the consolidated statements of comprehensive income.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

(5)                      Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Buildings	2,247,643	2,923,470	469,249
Machinery and equipment	11,589,915	13,875,105	2,227,108
Furniture and fixtures	84,562	114,284	18,344
Motor vehicles	89,563	114,373	18,358
Construction in progress	2,488,762	1,530,642	245,685
Total property, plant and equipment	16,500,445	18,557,874	2,978,744
Less: Accumulated depreciation	(1,836,237)	(2,864,153)	(459,728)
Less: Impairment	(2,275,024)	(2,475,521)	(397,349)
Total property, plant and equipment, net	12,389,184	13,218,200	2,121,667

For the years ended December 31, 2011 and 2012, given the continuing decline in the spot market price of polysilicon, the Company recorded an impairment loss of RMB 2,275,024 and RMB 200,497 (US$32,182) for property, plant, and equipment with respect to the production of polysilicon based on the present value of expected future cash flows discounted at the weighted average cost of capital, respectively.

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Cost of revenues	432,989	754,977	1,051,098	168,713
Selling expenses	1,817	993	1,396	224
General and administrative expenses	24,223	36,473	55,343	8,883
Research and development expenses	12,130	34,355	30,016	4,818
Total depreciation expense	471,159	826,798	1,137,853	182,638

The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Interest cost capitalized	272,369	202,138	130,967	21,022
Interest cost charged to income	438,011	626,737	897,124	143,998
Total interest cost incurred	710,380	828,875	1,028,091	165,020

As of December 31, 2011 and 2012, the Company has pledged property, plant and equipment with a total carrying amount of RMB 3,598,348 and RMB 6,262,340 (US$ 1,005,175), respectively, to secure bank borrowings.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

(6)                     Derivative Instruments and Hedging Activities

The Company uses foreign currency forward contracts to manage its exposure to foreign currency risks arising from sales denominated in foreign currency and uses interest rate related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not speculate using derivative instruments.

Foreign Currency

The Company’s principal operating subsidiaries, Baoding Tianwei Yingli New Energy Resources Co., Ltd. (“Tianwei Yingli”) and Yingli Energy (China) Co., Ltd. (“Yingli China”) are located in the PRC with the Renminbi being its functional currency. However, the majority of these two entity’s sales are in currencies other than Renminbi, primarily the EURO and US$. Any depreciation of the EURO or US$ against the Renminbi will generally result in foreign exchange losses and adversely affect the Company’s results of operations. With an aim to reduce its risk exposure, the Company, on a selected basis, enters into forward contracts with financial institutions to forward sell EURO or USS$ when it entered into certain sales contracts denominated in EURO or US$ through its PRC operating subsidiaries. Some of these foreign currency forward contracts are qualified as foreign currency cash flow hedges at inception, and thus the change in the fair value of these hedge contracts were initially recognized in accumulated other comprehensive income and reclassified into the consolidated statements of comprehensive income in the period that the sale of the related hedged item is recognized or when hedge accounting is discontinued if the foreign currency forward contracts are no longer effective in offsetting cash flows attributable to the hedged risk. During the year ended December 31, 2011, the Company entered into foreign currency forward contracts with a notional amount of EURO 76,680 and US$ 48,000 against its EURO and US$ denominated sales, respectively. During the year ended December 31, 2012, the Company entered into foreign currency forward contracts with a notional amount of EURO 39,000 and US$ 21,000 against its EURO and US$ denominated sales, respectively. As of December 31, 2011 and 2012, the Company had outstanding foreign currency forward contracts with notional amounts of US$ 48,000 and US$ 18,000, respectively.

Interest

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its business operation and expansion, the Company’s PRC operating subsidiaries will obtain short-term and long-term bank borrowings. Some of bank borrowings carry variable interest rates. Interest expenses on these banking borrowings may increase as a result of change in market interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate swap contract, with notional amount of US$70,000, in 2009. As of December 31, 2011 and 2012, the Company had outstanding interest rate swap contracts with notional amounts of US$ 45,000 and US$ 36,000, respectively.

Balance Sheet Classification

The following summarizes the fair values and location in the consolidated balance sheet of all derivatives held by the Company as of December 31, 2011 and 2012:

		Fair Value
	Balance Sheet Classification	2011	2012
		RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	490	3,323	533
Total derivatives designated as hedges		490	3,323	533

Liability:
Interests rate swap	Other liabilities	23,370	13,557	2,176
Total derivatives not designated as hedges		23,370	13,557	2,176

Cash Flow Hedge Loss or Gain Recognition

The following summarizes the loss (gain), recognized in the consolidated statement of comprehensive income, of derivatives designated and qualifying as cash flow hedges for the years ended December 31, 2010, 2011 and 2012:

Derivatives in Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in Other Comprehensive Income		Location of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss	Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss
	RMB	US$		RMB	US$
2010
Foreign currency contracts	54,679		Foreign currency exchange losses	54,601
2011
Foreign currency contracts	(18,441)		Foreign currency exchange losses	(17,872)
2012
Foreign currency contracts	(14,839)	(2,382)	Foreign currency exchange losses	(13,326)	(2,139)

Other Derivatives Gains (Losses) Recognition

The following summarizes the losses and the location in the consolidated statements of comprehensive income of derivatives not designated as hedging instruments for the years ended December 31, 2010, 2011 and 2012:

	Location of Loss Recognized in Income on Derivative	Amount of Loss Recognized in Income on Derivative
		2010	2011	2012
		RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments
Interest rate swap	Interest expense	(22,945)	(8,481)	(1,958)	(311)
Total		(22,945)	(8,481)	(1,958)	(311)

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

(7)                     Fair Value Measurements

(a)                    Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2012:

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

		Fair value measurements at
		December 31, 2012
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,323	—	3,323	—
Total	3,323	—	3,323	—

Liabilities:
Interests rate swap contract	13,557	—	—	13,557
Total	13,557	—	—	13,557

The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the year ended December 31, 2010, 2011 and 2012:

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in earnings	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in earnings attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in earnings	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

Liabilities
Interest rate swap
Balance at December 31, 2011	23,370
Total realized and unrealized losses:
Included in earnings	1,958
Included in other comprehensive income	—
Settlement	(11,771)
Balance at December 31, 2012	13,557
Total gain for 2012:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2012	(9,813)

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis at December 31, 2011 and 2012, respectively:

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184	2,275,024
Goodwill	—	—	—	Nil(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	13,218,200	—		13,218,200	200,497

(b)                    Fair Value of Financial Instruments

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet dates:

·                Short-term financial instruments (cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, short-term borrowing, and amounts due to related parties) - cost approximates fair value because of the short maturity period.

·                Long-term debt and long-term payable (included in other liabilities) - fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying value of the long-term debt and long-term payable approximate their fair values as the long-term debts and long-term payable carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

·                Convertible senior notes - as of December 31, 2011, the fair value of the convertible senior notes, determined based on quoted market value of the notes, was approximately RMB 9,317.

·                Senior secured convertible notes — It is not practicable to estimate the fair value of the Company’s senior secured convertible notes as of December 31, 2011 without incurring excessive costs because of the lack of an unobservable market data and complexity of the conversion rate adjustment feature. All of senior secured convertible notes were converted into the Company’s ordinary shares during 2012.  Additional information pertinent to these notes is provided in note (12).

·                Medium-term notes — fair value is based on the amount of future cash flows associated with the debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. As of December 31, 2012, the carrying value of the medium-term notes approximate its fair value as the current incremental borrowing rate for similar types of borrowing arrangements did not differ significantly from the borrowing rate carried by the medium-term notes.

·                Foreign currency forward contract — as of December 31, 2011 and 2012, the fair value is determined by discounting estimated future cash flow, which is based on the changes in the forward rate.

·                Interests swap contract — as of December 31, 2011 and 2012 the fair value is determined by using pricing models developed based on the London Interbank Offered Rate (“LIBOR”) swap rate and other unobservable market data.

Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments
Equity Investments

(8)                      Equity Investments

Equity investments are RMB 25,127 and RMB 173,241 (US$ 27,807) as of December 31, 2011 and 2012, respectively, which are included in other assets in the consolidated balance sheets.

The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. Given the continuing losses sustained by Tibetan Yingli, the Company recorded a full impairment provision of RMB 8,720 for this equity investment during the year ended December 31, 2011.  In 2012, Tibetan Yingli continued to incur losses and the carrying value of the Company’s investment in Tibetan Yingli remained as nil as of December 31, 2012.

In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. Yingil China contributed RMB 600 to acquire a 10% equity interest.  The investment is accounted for under cost method.

In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Solar Power Company Limited. Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under equity method.

In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Beijing Shuntong Wuliu Co., Ltd (“Shuntong Wuliu”). Yingli Beijing contributed RMB 1,470 to acquire 49% equity interest. The investment is accounted for under equity method.

In November 2012, Yingli China and Hainan Yingli New Energy Resources Co., Ltd. (“Yingli Hainan”), along with 20 other entities unrelated to the Company, participated in the establishment of China Development Zhengxin Investment Company.  The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State.  The Company contributed RMB 150,000 (US$ 24,077) to acquire a 4.76% equity interest. The investment is accounted for under cost method.  The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd.  Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
Borrowings

(9)                     Borrowings

(a)                      Current

Short-term borrowings and current installments of long-term debt consist of the following:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed by bank deposits	900,890	391,448	62,832
Guaranteed by related parties	3,197,817	3,448,503	553,523
Guaranteed by property, plant and equipment	475,245	773,248	124,115
Guaranteed by accounts receivable	12,978	—	—
Unsecured loans	1,911,687	1,397,292	224,281
Current portion of long-term debt (note b)	1,726,459	1,515,524	243,258
Total short-term borrowings and current portion of long-term debt	8,225,076	7,526,015	1,208,009

Short-term borrowings outstanding (including the current portion of long-term debt) as of December 31, 2011 and 2012 bore a weighted average interest rate of 6.23% and 5.93% per annum, respectively. All short-term borrowings mature and expire at various times within one year.  These facilities contain no specific renewal terms.  The Company has traditionally negotiated renewal of certain facilities shortly before they mature.

b)                          Non-current

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	283,541	3,390,651	544,237
Unsecured loans	1,300,000	300,000	48,152
Guaranteed by related parties	1,312,225	549,710	88,235
Secured by multiple assets	2,183,167	1,271,849	204,146
Borrowings from other third parties:
Guaranteed by property, plant and equipment	99,425	79,770	12,804
	5,178,358	5,591,980	897,574
Less: current portion	(1,726,459)	(1,515,524)	(243,258)
Total long-term borrowings	3,451,899	4,076,456	654,316

In September 2008, Tianwei Yingli entered into a five-year loan of US$75,000 at an interest rate of 6-month LIBOR plus 3% per annum with a European banking consortium. The loan is unsecured, guaranteed by Yingli Green Energy and repayable in semi-annual installment of US$9,375 starting from March 15, 2010.

Under its debt agreement, the Company is required to maintain certain financial ratios, including current ratio and net debt to earnings before income taxes, depreciation and amortization ratio. Further, the debt agreements contain restrictions on transfers of assets, loans and contributions over RMB 20,000 to the borrower’s subsidiaries and the sales, transfer or disposal of any assets over RMB 300,000.

In December 2011, the Company entered into an amendment to the aforementioned agreement, under which the remaining balance of the bank loan has been fully repaid in March 2012.

In December 2008, Yingli China entered into an eight-year US$70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of US$8,000 for the first two years and US$9,000 for the remaining six years, respectively, commencing in December 2009.

In May 2010, Tianwei Yingli entered into a three-year US$20,000 loan agreement at an interest rate of 12-month LIBOR plus 1.7% per annum with Luso International Banking Ltd.  The loan is secured by Yingli Green Energy and repayable upon maturity.

In May 2010, Yingli Hainan entered into a five-year RMB 180,000 loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by Yingli Green Energy and repayable in semi-annual installment of RMB 20,000 starting from August 2011.

In June 2010, Yingli Hainan entered into a five-year RMB 220,000 loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual installment of RMB 55,000 starting from June 2011.

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement at an interest rate of the five-year Renminbi benchmark loan rates per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of RMB 70,000, RMB 140,000, RMB 170,000 and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively.

In August 2010, Tianwei Yingli entered into a two-year RMB 1,000,000 loan agreement at an interest rate applicable to the Export Seller’s Credit which is renewed quarterly with the Export-Import Bank of China. The loan was fully repaid in 2012.

In February 2011, Yingli Hainan entered into a five-year RMB 400,000 loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31, 2012, the Company withdrew RMB 368,000 under this agreement. The loan is guaranteed by Yingli Hainan’s property, plant and equipment.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 loan agreement with Bank of Communications Co., Ltd. at an interest rate of three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum. As of December 31, 2012, the Company withdrew RMB 367,480 under this agreement. The loan is guaranteed by property, plant and equipment.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 loan agreement with Bank of China and China Citic Bank at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% of the interest rate per annum. As of December 31, 2012, the Company withdrew RMB 481,000 under this agreement. The loan is guaranteed by Yingli Green Energy and Yingli Group.

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 loan from China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum and an eight-year US$ 100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum. The loan is guaranteed by property, plant and equipment.

In October 2011,  Hengshui Yingli New Energy Resources Co., Ltd. (“Hengshui Yingli”) entered into an eight-year RMB 311,505 (US$50,000) loan agreement with China Development Bank at an interest of 6.31% per annum and subject to adjustment annually. The loan is guaranteed by property, plant and equipment. As of December 31, 2012, the Company withdrew RMB 295,419 (US$47,418).

In November 2011, Yingli Hainan entered into an eight-year RMB 900,000 loan agreement with China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. As of December 31, 2012, the Company withdrew RMB 900,000 (US$142,996) under this agreement. The loan is guaranteed by property, plant and equipment.

In March 2012, Hainan Yingli entered into a seven-year RMB 735,704 (US$117,000) loan agreement with China Development Bank at an interest of three-month LIBOR plus 590 basis points per annum. As of December 31, 2012, the Company withdrew RMB 735,704 (US$117,000) under this agreement. The loan is guaranteed by property, plant and equipment.

In May 2012, Hengshui Yingli entered into an eight-year RMB 255,000 (US$40,930) loan agreement with China Development Bank at an interest of 7.76% per annum and subject to adjustment annually. The loan is guaranteed by Yingli China. As of December 31, 2012, the Company withdrew RMB 255,000 (US$40,930) under this agreement.

Future principal payments under the above long-term borrowings as of December 31, 2012 are as follows

Year ending December 31,	RMB	US$
2013	1,515,524	243,258
2014	1,096,174	175,948
2015	932,958	149,750
2016	716,015	114,928
2017	529,617	85,009
Thereafter	801,692	128,681
Total	5,591,980	897,574

As of December 31, 2012, the Company has unused lines of credit of RMB 3,506 million (US$563 million) with remaining terms less than 12 months and RMB 2,395 million (US$384 million) with remaining terms beyond 12 months.

Structured Loan	12 Months Ended
Dec. 31, 2012
Structured Loan
Structured Loan

(10)               Structured Loan

In January 2009, Yingli China entered into a credit agreement with a fund managed by Asia Debt Management Hong Kong Limited (“ADM Capital”) for a three-year loan facility of up to US$80,000 with an interest rate of 12% per annum. In connection with the loan, the Company granted 4,125,000 detachable warrants to ADM Capital (“ADM warrants”). Each warrant grants the right to acquire one ordinary share at an initial strike price, subject to customary anti-dilution and similar adjustments. The number of warrants to be granted will be determined based on the final size of the loan on the drawdown date but in no event will exceed 6,600,000. In addition, Yingli Power Holding Company limited (“Yingli Power”), an investment holding company, which held approximately 43% of the equity interest in Yingli Green Energy as of January 2009 and is controlled by Mr. Liansheng Miao, the Company’s chairman and CEO, pledged certain ADS of the Company as the collateral for the loan and warrants.  The pledged shares will be released upon the Company’s repayment of the loan and the warrant holder’s exercise or termination of the warrants.

On April 7, 2009, the Company drew down US$50,000 (RMB 341,795) of the loan facility and granted 4,125,000 warrants under the warrant agreement at an initial strike price of US$5.64 per share, which was later reduced to US$5.06 per share.  On June 29, 2009, the Company repaid the loan in full and paid an early repayment penalty of US$1,000.

In 2010 and 2011, 1,650,000 and 2,475,000 warrants were exercised and 1,010,211 and 1,444,060 ordinary shares were issued by the Company, respectively. There were no outstanding warrants as of December 31, 2011 and 2012.

Convertible Senior Notes	12 Months Ended
Dec. 31, 2012
Convertible Senior Notes.
Convertible Senior Notes

(11)              Convertible Senior Notes

On December 13, 2007, the Company sold in a public offering an aggregate US$172,500 principal amount zero coupon convertible senior notes due 2012 (the “Convertible Senior Notes”). The net proceeds from the offering, after deducting the offering expenses payable by the Company, were approximately US$166,800. The Convertible Senior Notes are convertible, subject to dilution protection adjustment, at an initial conversion rate of 23.0415 ADSs per US$1 principal amount of Convertible Senior Notes (equivalent to a conversion price of approximately US$43.40 per ADS, and a total number of shares to be converted of 3,974,659).  Unless previously redeemed, repurchased or converted, the Convertible Senior Notes mature on December 15, 2012, at a redemption price of US$1.2883 which is equivalent to 128.83% of the US$1 principal amount to be redeemed.

Management has determined that the conversion feature embedded in the Convertible Senior Notes should not be bifurcated and accounted for as a derivative pursuant to FASB ASC Topic 815-15, since the embedded conversion feature is indexed to the Company’s own stock and would have been classified in shareholders’ equity if it were a free-standing derivative instrument. Further, management has determined that the embedded call and put options that may accelerate the settlement of the Convertible Senior Notes are clearly and closely related to the debt host contract because the amount paid upon settlement is fixed at a price equal to the principal amount plus any unpaid guaranteed return to the note holders.  Therefore, the embedded call and put options are not accounted for as a separate derivative pursuant to FASB ASC Topic 815-15.

Since the conversion price of the Convertible Senior Notes exceeds the market price of the Company’s ordinary shares on the date of issuance, no portion of the proceeds from the issuance was accounted for as the conversion feature. Costs incurred by the Company that were directly attributable to the issuance of Convertible Senior Notes, were deferred and being charged to the consolidated statements of comprehensive income using the effective interest rate method.

The equity component (conversion option) of the Convertible Senior Notes was determined to be US$6,046 (RMB 44,479) at the issuance date and, accordingly, the initial carrying amount of the Convertible Senior Notes was US$166,454 (RMB 1,224,569). The resulting debt discount of US$6,046 (RMB 44,479) is amortized and interest expense is recognized using an effective interest rate of 6.46%.

On December 15, 2010, US$171,300 (RMB 1,140,276) aggregate principle amount of the Convertible Senior Notes plus the accrued unpaid interest payable of US$28,145 (RMB 187,347) was repurchased by the Company and settled in cash.

On December 14, 2012, the remaining principle balance of US$1,200 (RMB 7,552) plus the accrued unpaid interest payable of US$346 (RMB 2,177) was repurchased by the Company and settled in cash.

The Convertible Senior Notes as of December 31, 2011 and 2012 are summarized in the following table:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Principal amount of Convertible Senior Notes	7,561	—	—
Cumulative interest payable	1,657	—	—
Net carrying amount	9,218	—	—

Conversion option subject to cash settlement or debt discount is amortized as interest expense through December 15, 2010, the earliest date the holders of the Convertible Senior Notes can demand payment. Debt issuance costs of US$5,473 as of December 13, 2007 have been capitalized and are being amortized on a straight-line basis, which approximate the effective interest rate method from the date the convertible notes were issued to December 15, 2010.

Interest relating to the Convertible Senior Notes was recognized as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Contractual coupon interest	64,786	1,483	520	84
Amortization of debt discount	14,103	—	—	—
Amortization of debt issuance costs	11,846	—	—	—
Interest cost capitalized	(34,789)	(362)	(65)	(10)
Total interests expense	55,946	1,121	455	74

Senior Secured Convertible Notes	12 Months Ended
Dec. 31, 2012
Senior Secured Convertible Notes.
Senior Secured Convertible Notes

(12)              Senior Secured Convertible Notes

In 2009, the Company entered into a note purchase agreement with Trustbridge Partners II, L.P. (“Trustbridge”), for up to US$50,000 in senior secured convertible notes (“Notes”). A first tranche of US$20,000 (RMB 136,564) Notes was issued in connection with the financing of the Cyber Power acquisition on January 16, 2009 (“First Tranche”). Additional Notes, which are referred to as the “Second Tranche”, for an aggregate principal amount of US$29,449 (RMB 201,084) was issued on July 2, 2009.

The Notes carry an interest rate of 10% per annum which is paid on a quarterly basis and were convertible into the Company’s ordinary shares at an initial conversion rate of 17,699 ordinary shares per US$100 principal amount of Notes (equivalent to a conversion price of approximately US$5.65 per ADS), subject to certain adjustments.  At issuance, each of the Second Tranche Notes will initially be convertible at the conversion rate applicable to the outstanding First Tranche Notes. Unless previously redeemed, repurchased or converted, the Notes mature on January 25, 2012 at a redemption price equal to 152% of the principal amount which guaranteed a rate of return of 15% per annum in addition to the stated coupon rate of 10% per annum aforementioned.

The holders of the Notes have the right, at any time prior to the maturity date of the Notes, to convert the principal amount of the Note plus any accrued but unpaid interest, into shares of the Company.

In addition to the standard dilution protection adjustments, the conversion rate shall be adjusted under the following conditions:

(i)      If the Company issues shares at a price less than the ten day average share price, the conversion rate shall be increased such that the conversion price is equal to such issuance price. No adjustment is made to decrease the conversion rate;

(ii)              The conversion rate shall be increased such that the conversion price is equal to the average daily volume-weighted average share price (“VWAP”) (20 day forward looking) as of each of the following dates: (a) the date the Company releases its earnings results for fiscal year 2008; (b) the date the Company releases its earnings results for the second fiscal quarter 2009, and (c) the date the Company releases its earnings results for fiscal year 2009.  No adjustment is made to decrease the conversion rate. On February 10, 2009, the Company released its earnings results for fiscal year 2008 and the conversion rate was increased to 22,933 per US$100 (approximately US$4.36 per ADS); and

(iii)           On March 31, June 30, September 30 and December 31 of each year, commencing on June 30, 2010, the conversion rate shall be increased such that the conversion price is equal to the average daily VWAP of the share (20 day backward looking). No adjustment is made to decrease the conversion rate. The conversion price was adjusted to US$4.06 per ADS based on the average daily VWAP for 20 days up to December 31, 2011.

Upon a change of control or a termination of trading, the holders of the Notes can require the Company to repurchase all or any portion of the Notes in cash at a price that guarantees a rate of return of 15% per annum in addition to the stated coupon rate of 10% per annum.

The Notes are guaranteed by Mr. Liansheng Miao, the chairman and CEO of the Company, and Yingli Power.  In addition, Yingli Power pledged certain ADS of the Company as the collateral for the Notes.  Upon any conversion of the Notes into shares of the Company, the collateral shares will be released based on a formula as defined in the indenture agreement. In no event is Yingli Power required to put any additional collateral shares.

Management determined that the conversion feature embedded in the Notes is required to be bifurcated and accounted for as a derivative pursuant to FASB ASC Topic 815, Derivatives and Hedging.  The fair value of the conversion feature for the First Tranche as of January 16, 2009 was US$11,969 (RMB 81,538) and bifurcated from the Notes of US$20,000 (RMB 136,766) as a debt discount.  The debt discount of US$11,969 (RMB 81,538) is amortized over the three-year period the Notes are expected to be outstanding as interest expense using the effective interest rate method.  The fair value of the conversion feature increased to US$25,033 (RMB 170,893) as of May 18, 2009, the modification date as described below.  The change of US$13,064 (RMB 89,355) in the fair value of the embedded derivative liability was recognized as a loss from revaluation of embedded derivative in the statements of comprehensive income directly.

On May 18, 2009, the Company entered into a supplemental indenture that established a limit on the number of ordinary shares the Company is obligated to issue, as well as a covenant that prohibits the Company from issuing equity at below market price, subject to certain exceptions. As a result the embedded conversion feature of the Notes discontinued derivative accounting. The fair value of the embedded conversion feature of the First Tranche of the Notes has been classified in shareholders’ equity, with amount of US$25,033 (RMB 170,893) on the date of modification.

At the issuance date, which is also the commitment date of the Second Tranche of the Notes, given that the market price of the ADS was far above the conversion price, all the proceeds from the Second Tranche on July 2, 2009 was recorded as beneficial conversion feature and thus credited to additional paid-in capital. The resulting debt discount of US$29,449 (RMB 201,210) is amortized over 2.5 years, representing the period of the senior secured convertible note is expected to be outstanding as additional non-cash interest expense using the straight line method.

On June 10, 2009, US$8,721 (RMB 59,596) of the First Tranche of the Notes was converted to 2,000,000 ordinary shares.  In accordance with FASB ASC Topic 815-10, Derivatives and Hedging-Overall, US$4,520 (RMB 30,890), representing the relevant unamortized debt discount remaining at the date of conversion, was recorded as interest expense for the year ended December 31, 2009.

On August 10, 2010, US$11,279 (RMB 76,410) of the First Tranche of the Notes and US$ 1,804 (RMB 12,221) of the Second Tranche of the Notes were converted to 2,586,630 and 413,714 ordinary shares, respectively. On September 21, 2010, US$13,083 (RMB 87,652) of the Second Tranche of the Notes was converted to 3,000,344 ordinary shares. US$7,514 (RMB 50,857), representing the relevant unamortized debt discount remaining at the dates of conversion was recorded as interest expense for the year ended December 31, 2010.

On January 18, 2012, the remaining US$14,562 (RMB 92,039) of the Second Tranche of the Notes was converted to 3,588,025 ordinary shares. US$7,464 (RMB 47,178), representing the relevant unamortized debt discount remaining at the dates of conversion was recorded as interest expense for the year ended December 31, 2012.  As a result, the senior secured convertible notes have been fully converted accordingly.

Medium-term notes	12 Months Ended
Dec. 31, 2012
Medium-term notes
Medium-term notes

(13)              Medium-term notes

On October 13, 2010, Tianwei Yingli registered its plan to issue up to RMB 2,400,000 RMB-denominated unsecured five-year medium-term notes (the “Registered Issue”) with the PRC National Association of Financial Market Institutional Investors (“NAFMII”).  The Registered Issue allows Tianwei Yingli to issue RMB-denominated unsecured five-year medium-term notes in two tranches on the PRC inter-bank debenture market. The First Tranche Issue with RMB 1,000,000 was completed on October 13, 2010 and will mature on October 13, 2015. Tianwei Yingli has an option to call the notes at the end of the third year from issuance. Upon exercise of the call option, the re-purchase amount equals to the par value of the notes plus any unpaid interest. The First Tranche bears a fixed annual interest rate of 4.3% per annum in the first three years, which will increase to 5.7% per annum in the remaining two years if Tianwei Yingli chooses not to call the notes on October 13, 2013.

Management believes that the Company will not exercise the call option at the end of the third year from issuance and computed the effective interest rate of 4.82% evenly for the entire contract term of 5 years.

On May 10, 2011, the second tranche of the medium-term notes with a principle amount of RMB 1,400,000, or the Second Tranche Issue, was issued and will mature on May 12, 2016. The Second Tranche Issue bears a fixed annual interest rate of 6.15%.

Yingli China registered its plan to issue up to RMB 1,500,000 RMB-denominated unsecured three-year and five-year medium-term notes (the “Yingli China Registered Issue”) with the NAFMII in March 2012.  The Yingli China Registered Issue allows Yingli China to issue RMB-denominated unsecured three-year and five-year medium-term notes in two tranches on the PRC inter-bank debenture market. On May 3, 2012, the first tranche issue with RMB 1,200,000 (US$ 192,613) at a fixed annual interest rate of 5.78% and the second tranche issue with RMB 300,000 (US$ 48,153) at a fixed annual interest of 6.01% were issued with maturity e on May 3, 2015 and May 3, 2017, respectively.

Long-term payable	12 Months Ended
Dec. 31, 2012
Long-term payable
Long-term payable

(14)              Long-term payable

In September 2009, Yingli China and two other entities, unrelated to the Company, contributed RMB 100,000, RMB 60,000 and RMB 40,000, to establish Yingli Hainan, with equity interest of 50%, 30% and 20%, respectively. In 2010, Yingli China and these two entities, contributed RMB 150,000, RMB 90,000 and RMB 60,000 to Yingli Hainan, respectively. Through an agreement with the 30% equity owner, Yingli China is committed, within a period of three years, to purchase the 30% equity ownership at RMB 150,000 plus interest expenses at a 3-year bank borrowing rate. Any equity return distributed to the 30% equity owner prior to the purchase will be refunded to Yingli Hainan, which is exclusively for the beneficiary of Yingli China.

Yingli Hainan was determined to be a variable interest entity (“VIE”). Through the agreement, Yingli China absorbs 80% of Yingli Hainan’s expected losses and receives 80% of Yingli Hainan’s expected residual returns and therefore Yingli China has determined that it is the primary beneficiary of Yingli Hainan. The financial statements of Yingli Hainan have been included in the consolidated financial statements of the Company and 20% variable interest not held by the Company is presented as noncontrolling interest. RMB 150,000 cash contribution from the 30% equity owner was accounted for by the Company as a financing arrangement pursuant to FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity-Overall. A liability of RMB 157,654 representing the 30% equity owner’s cash contribution of RMB 150,000 plus accrued unpaid interest was recorded as of December 31, 2010.

In January 2011, Yingli China purchased the 30% equity interest at RMB 150,000 (US$23,833). As a result, Yingli Hainan ceased to be a VIE and became a majority-owned subsidiary of Yingli China. The unpaid interest of RMB 6,419 (US$1,030) is included in “other current liabilities and accrued expenses” in the consolidated balance sheet as of December 31, 2011 and 2012.

Share Repurchase Program	12 Months Ended
Dec. 31, 2012
Share Repurchase Program
Share Repurchase Program

(15)              Share Repurchase Program

On September 30, 2011, the Company announced that a share repurchase program has been authorized by its board of directors. Under the terms of the approved program, Yingli Green Energy may repurchase up to US$100 million worth of its issued and outstanding American Depositary Shares (“ADSs”) from time to time over the next 12 months in the open market or in negotiated transactions, subject to market conditions and other factors, as well as relevant rules under the Securities Exchange Act of 1934, as amended. As of December 31, 2011, the Company had repurchased 5,567,021 outstanding ADSs from the open market for a total consideration of RMB 123.8 million (US$19.6 million) under the share repurchase program. In 2012, additional 159,687 outstanding ADSs were repurchased from open market for a total consideration of RMB 3.5 million (US$0.8 million) under the share repurchase program. As of December 31, 2012, 5,726,708 of outstanding ADSs were repurchased at a total consideration of RMB 127.3 million (US$ 20.4 million).

Financial Obligations	12 Months Ended
Dec. 31, 2012
Financial Obligations
Financial Obligations

(16)              Financial Obligations

In July 2011, the Company sold certain newly purchased equipments (“leased assets”) with carrying amount of RMB 91,959 to a third party (the “purchaser-lessor”) for cash consideration of RMB 90,000 and simultaneously entered into a five-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over five years and is entitled to obtain the ownership of these equipments at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 1,959, which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets.

In November 2012, the Company sold certain solar power generation equipment with carrying amount of RMB 102,971 (US$16,528) to a related party controlled by Yingli Group for cash consideration of RMB 99,000 (US$15,891) and simultaneously entered into a eighteen-year contract to lease back the assets from the related party. The remaining useful lives of leased equipment were approximately 25 years.  Pursuant to the terms of the contract, the Company is required to pay to the related party quarterly lease payments over eighteen years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 3,971 (US$637), which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets.

As of December 31, 2011 and 2012, the gross amount of the equipment and related depreciation recorded under capital lease were as follows:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Equipment	95,034	196,301	31,508
Less: accumulated depreciation	(3,205)	(13,595)	(2,182)
Net Value	91,829	182,706	29,326

As of December 31, 2012, future minimum payments required under non-cancellable sale-leaseback are:

Year ended December 31,	RMB	US$
2013	34,314	5,508
2014	34,363	5,516
2015	33,937	5,447
2016	28,270	4,538
2017	11,412	1,832
Thereafter	105,179	16,882
Total minimum lease payments	247,475	39,723
Less: Amount representing interest	79,836	12,815
Present value of net minimum lease payments	167,639	26,908
Current portion	22,485	3,609
Non-current portion	145,154	23,299

Accrual for Loss on Inventory Purchase Commitments	12 Months Ended
Dec. 31, 2012
Accrual for Loss on Inventory Purchase Commitments
Accrual for Loss on Inventory Purchase Commitments

(17)              Accrual for Loss on Inventory Purchase Commitments

Until the third quarter of 2008, an industry-wide shortage of high purity polysilicon coupled with growing demand for PV modules caused the increases of polysilicon prices. In order to ensure the adequate supply of polysilicon, the Company entered into several long-term fixed price supply contracts from 2006 to 2011 under which the polysilicon would be delivered from 2009 to 2020.  However, from the second quarter of 2011, the polysilicon price has decreased significantly as the result of increased polysilicon manufacturing capacity and the pressure from the decreasing average selling price of PV modules. As a result, the Company recognized a provision of RMB 851,694 on its firm purchase commitments under the long-term fixed price polysilicon contracts as of December 31, 2011.  The provision was determined by applying a methodology similar to that used in the lower of cost or market evaluation with respect to inventory.  During the years ended December 31, 2011 and 2012, notwithstanding that the firm purchase commitments under the long-term fixed price contracts continued to be in effect, through negotiations with the vendors the Company was able to obtain various pricing concessions from the vendors which resulted in the actual purchase price paid by the Company to be less than the stated contract price.  Management believes that the Company will be able to continue to purchase from the polysilicon vendors at lower, renegotiated prices that are in line with the market price.  The Company has therefore reclassified the accrual for potential losses on inventory firm purchase commitments of RMB 851,694 as of December 31, 2012 to an accrual for loss contingency related to the inventory purchase commitments.  The accrued amount of RMB 851,694, represents the Company's best estimate for the loss contingency, taking into consideration the expected future negotiated purchase prices to execute the contracts.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(18)              Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains.  In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  Effective from January 1, 2008, under the new Enterprise Income Tax Law (the “new EIT law”), the Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25%, except for the followings.

·                 Prior to January 1, 2008, Tianwei Yingli was entitled to a 2-year full exemption from income tax followed by a 3-year 50% reduction in the income tax rate (“2+3 tax holiday”) starting from its first profit-making year from a PRC income tax perspective.  Tianwei Yingli commenced its 2+3 tax holiday in 2007.  The new EIT law and its relevant regulations grandfather the 2+3 Holiday. Accordingly, Tianwei Yingli is subject to income tax at 12.5% from 2009 to 2011.

In 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, Tianwei Yingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013.

·                In 2008, Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2008 to 2010.  In 2011, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2011 to 2013.

·                In 2009, Fine Silicon Co., Ltd. (“Fine Silicon”) was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2009 to 2011.

In 2011, Yingli Hainan was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Yingli Hainan is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Yingli Hainan elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Yingli Hainan is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015.

Subject to reapplication or renewal, Tianwei Yingli, Yingli China and Yingli Hainan’s High-Tech Enterprise status will enable them to continue to enjoy the preferential income tax rate.  Management believes that these subsidiaries meet all the criteria for the reapplication of High-Tech Enterprise status.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

·                Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy Greece Sales GmbH (“Yingli Greece”), are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes.  In addition, Yingli Europe and Yingli Greece are subject to a trade income tax rate of 17.15% and 12.775%, respectively.  The aggregate statutory income tax rate in Yingli Europe and Yingli Greece are 32.975% and 28.6%, respectively.

·                Yingli Green Energy Americas, INC (“Yingli U.S.”), is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.6%, resulting in an aggregate income tax rate of 38.4%.

The components of earnings (loss) before income taxes for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	(341,512)	(255,912)	(197,133)	(31,642)
PRC	2,304,362	(3,122,969)	(2,935,315)	(471,151)
U.S.	(14,006)	17,024	(46,550)	(7,472)
Other foreign countries	82,655	(37,333)	(218,631)	(35,093)
Total earnings (loss) before income taxes	2,031,499	(3,399,190)	(3,397,629)	(545,358)

Income tax expense (benefit) in the consolidated statements of comprehensive income consists of the following:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense:
PRC	323,539	135,848	285	46
U.S.	50	7,380	4,503	723
Other foreign countries	24,948	38,855	9,622	1,544
Total current income tax expense	348,537	182,083	14,410	2,313
Deferred income tax benefit:
PRC	(15,071)	(322,506)	(219,143)	(35,175)
Other foreign countries	—	7,010	(1,009)	(162)
Sub-total	(15,071)	(315,496)	(220,152)	(35,337)
Total income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

The actual income tax expense (benefit) reported on the consolidated statements of comprehensive income differs from the amounts computed by applying the PRC statutory income tax rate of 25% in 2010, 2011 and 2012 to earnings (loss) before income taxes as a result of the following:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Computed expected tax expense (benefit)	507,875	(849,798)	(849,407)	(136,339)
PRC tax rate differential, preferential rate	(98,715)	22,119	215,678	34,619
Tax rate differential for non-PRC entities	107,259	95,814	109,157	17,521
Tax rate change	—	(4,124)	124,965	20,058
Tax holiday	(127,864)	(61,357)	—	—
Research and development tax credit	(78,525)	(56,391)	(37,839)	(6,074)
Non-deductible expenses:
Impairment of goodwill	—	68,346	—	—
Staff welfare in excess of allowable limits	1,099	2,672	7,386	1,186
Share based compensation	18,688	18,483	8,876	1,425
Entertainment expenses	1,502	1,335	2,092	336
Change in valuation allowance	—	627,295	194,715	31,253
German dividend withholding tax	—	10,400	9,529	1,530
Others	2,147	(8,207)	9,106	1,461
Actual income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

Without the tax holiday the Company’s net income (loss) attributable to Yingli Green Energy would have decreased (increased) by RMB 94,632 and RMB (52,951) for the years ended December 31, 2010 and 2011, respectively. The Company did not enjoy any tax holiday for the year ended December 31, 2012.  Basic and diluted earnings (loss) per share for such years would have decreased (increased) as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	0.62	(0.34)	—	—
Diluted earnings (loss) per share	0.59	(0.34)	—	—

The income tax recoverable was RMB 145,029 and RMB 151,373 (US$ 24,297) as of December 31, 2011 and 2012, which were included in prepaid expenses and other current assets in the consolidated balance sheets, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	69,818	61,853	9,928
Inventories	25,761	23,727	3,808
Employee benefits	2,964	6,969	1,119
Accrued warranty	100,950	85,277	13,688
Property, plant and equipment	623,573	588,342	94,435
Change in fair value of derivative instruments	5,861	1,535	246
Net operating loss carryforwards	102,775	620,210	99,551
Investment loss	5,296	3,139	504
Provision for inventory purchase commitment	177,373	111,272	17,860
Total gross deferred income tax assets	1,114,371	1,502,324	241,140
Valuation allowance	(627,295)	(822,010)	(131,943)
Net deferred income tax assets	487,076	680,314	109,197

Gross deferred income tax liabilities:

Property, plant and equipment	(37,698)	(23,751)	(3,812)
Intangible assets	(21,312)	(9,354)	(1,501)
Withholding income tax	(7,010)	(6,001)	(963)
Total gross deferred income tax liabilities	(66,020)	(39,106)	(6,276)

Net deferred tax assets	421,056	641,208	102,921

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	168,256	114,002	18,298
Non-current deferred income tax assets, included in other assets	293,794	548,085	87,974
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(7,010)	(6,001)	(963)
Non-current deferred income tax liabilities, included in other liabilities	(33,984)	(14,878)	(2,388)
Net deferred income tax assets	421,056	641,208	102,921

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 3,412,136 (US$ 547,686) as of December 31, 2012, of which RMB 8,020, RMB 25,464, RMB 55,486, RMB 481,892 and RMB 2,841,274 will expire if unused by December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

For the years ended December 31, 2010, 2011 and 2012, valuation allowances recognized were nil, RMB 627,295 and RMB 194,715 (US$31,253).  Given the continuing decline in the spot market price of polysilicon, management does not expect Fine Silicon, Tianjin Yingli, Hengshui Yingli, Yingli Europe or Yingli US to be able to generate sufficient income in the foreseeable future to utilize its deferred income tax assets.  Accordingly, as of December 31, 2012, a full valuation allowance was provided for its deferred income tax assets of RMB 822,210 (US$ 131,943).

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the remaining deductible temporary differences recognized as of December 31, 2011 and 2012. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax.  As of December 31, 2012, the Company has not recognized a deferred income tax liability of RMB 158,792 (US$25,488) for the undistributed earnings of RMB 1,587,922 (US$254,879) generated by the PRC subsidiaries as of December 31, 2012 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany.

For each of the years ended December 31, 2010, 2011 and 2012, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded.  In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent.  The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$16).  In the case of transfer pricing issues, the statute of limitation is ten years.  There is no statute of limitation in the case of tax evasion.  The tax returns of the Company’s PRC subsidiaries for the tax years 2007 to 2012 are open to examination by the relevant tax authorities.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation.
Share-Based Compensation

(19)              Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”).  The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2012, the Company is authorized to issue under the 2006 Stock Incentive Plan 12,745,438 shares. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Restricted shares

On January 19, 2007, the Company’s board of directors granted 2,576,060 unvested shares for the benefit of 68 participants, consisting of 1,576,300 unvested shares granted to eight directors and officers of Yingli Green Energy and Tianwei Yingli and 999,760 unvested shares granted to 60 other employees of the Company. The unvested shares have been placed in a trust, which is controlled and managed by the Company. The shares vest with continued employment and ratably in 20% increments over a five-year period, beginning on January 19, 2008, the first anniversary following the award grant date.  The unvested shares fully vest upon termination of service resulting from death or disability of the participant that is due to work-related reasons or upon a change of control in the Company.  For a period of six months after any shares are vested, the Company has the option to purchase all or part of the vested shares at the then fair market value.  Any vested shares that are not repurchased by the Company during the six-month period would be distributed to the participant.  Share-based compensation expense with respect to the unvested shares was measured based on the estimated fair value of the Company’s ordinary shares at the date of grant of US$4.96 and is recognized on a straight-line basis over the five-year period.

In April 2007, the Board of Directors of the Company approved the granting of 30,000 and 15,000 non-vested shares to one executive and one third-party consultant, respectively. Share-based compensation expense with respect to the unvested shares granted to the employee was measured based on the estimated stock issuance price of the Company’s IPO of US$11 at the date of grant and is recognized on a straight-line basis over the five-year period.  The Company granted unvested shares to the consultant in exchange for certain services to be provided.  The Company accounts for equity instrument issued to non-employee vendors in accordance with the provisions of FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”) under the fair value method.  The measurement date of the fair value of the equity instrument issued is the date on which the consultant’s performance is completed.  Prior to the measurement date, the equity instruments are measured at their then-current fair values at each of the reporting dates.  Share-based expense recognized over the service period is adjusted to reflect changes in the fair value of the Company’s ordinary shares between the reporting periods up to the measurement date.

A summary of the non-vested restricted share activity for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Number of Non- vested Shares	Grant date Weighted Average Fair Value
Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00
Granted	20,000	US$	5.95
Vested	(525,764)	US$	5.02
Forfeited	(2,448)	US$	4.96
Outstanding as of December 31, 2011	523,316	US$	5.02
Vested	(523,316)	US$	5.02
Outstanding as of December 31, 2012	—	—

The total fair value of the non-vested shares vested for the years ended December 31, 2010, 2011 and 2012 is US$2,623, US$2,639 and US$2,627, respectively.

The amount of compensation cost recognized for non-vested shares for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	1,103	1,047	50	8
Selling expenses	717	612	29	5
General and administrative expenses	15,206	14,606	787	126
Research and development expenses	225	192	9	1
Total compensation cost recognized for restricted shares	17,251	16,457	875	140

Stock options

A summary of stock options activity for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value
Outstanding as of December 31, 2009	4,559,239	US$	10.23
Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		US$	(780)
Forfeited	(33,652)	US$	3.18
Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	US$	5.19
Exercised	(25,250)	US$	3.66		US$	(4)
Forfeited or cancelled	(2,993,837)	US$	14.95
Outstanding as of December 31, 2011	5,824,106	US$	4.63
Granted	—	—
Exercised	—	—
Forfeited or cancelled	(474,164)	US$	5.46
Outstanding as of December 31, 2012	5,349,942	US$	4.55	6.21 years	US$	485
Vested and expected to vest as of December 31, 2012	5,349,942	US$	4.55	6.21 years	US$	485
Exercisable as of December 31, 2012	3,043,402	US$	3.72	6.16 years	US$	216

The weighted average option fair value of US$7.70 per share or an aggregate of US$3,284 on the date of grant during the year ended December 31, 2010, and the weighted average option fair value of US$2.47 per share or an aggregate of US$9,938 on the date of grant during the year ended December 31, 2011 were determined based on the Black-Scholes option pricing model, using the following weighted average assumptions. There was no option granted during the year ended December 31, 2012.

	Year ended December 31,
	2010	2011	2012

Expected volatility	73%	94%	—
Expected dividends yield	0%	0%	—
Expected term	6.20 years	6.07 years	—
Risk-free interest rate (per annum)	2.10%	1.74%	—
Estimated fair value of underlying ordinary shares (per share)	US$7.70	US$6.72	—

Prior to 2011, the Company does not have a sufficient historical transaction data to calculate the volatility following its IPO.  The expected volatility was based on historical volatilities of comparable publicly traded companies engaged in similar industry.  Starting in 2011, the Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price. Other computational methodologies and assumptions remained unchanged.

The total fair value of the stock options vested for the years ended December 31, 2010, 2011 and 2012 is US$7,834, US$2,586 and US$3,017, respectively.

In November 2011, the Company reduced the exercise price and extended the vesting periods of 2,811,306 share options held by employees and management. The total incremental fair value related to the modification amounted to US$1,749, which was calculated based on the excess of the fair value of the modified share options over the fair value of the original share options at the date of the modification. The Company has separately accounted for the incremental fair value and recognizes the incremental fair value as share-based compensation expense over the period from the modification date to the date when the modified share option vest, with the unamortized compensation cost from original award recognized over the remainder of the original vesting period.  The modified share options were included in the number of share options forfeited or cancelled and number of share options granted for the year ended December 31, 2011.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award.  No income tax benefit was recognized in the statements of comprehensive income for these share options as such compensation expenses are not deductible for PRC tax purposes.  The amount of compensation cost recognized for stock options for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	3,236	5,128	5,417	869
Selling expenses	9,672	9,212	4,551	730
General and administrative expenses	42,152	39,104	20,179	3,239
Research and development expenses	2,442	3,957	4,481	720
Total compensation cost recognized for stock options	57,502	57,401	34,628	5,558

As of December 31, 2012, US$4,762 of unrecognized compensation expense related to stock options is expected to be recognized over a weighted average period of approximately 1.36 years.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
Earnings per share

(20)              Earnings per share

Basic and diluted earnings per share

Basic earnings per share and diluted earnings per share have been calculated in accordance with ASC Topic 260, Earnings per Share, for years ended December 31, 2010, 2011 and 2012 as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Numerator for basic and diluted earnings (loss) per share	1,386,776	(3,208,911)	(3,064,412)	(491,873)
Denominator:
Denominator for basic earnings per share
- Weighted-average ordinary shares outstanding	151,542,518	156,805,040	156,425,307	156,425,307
Stock options	1,770,501	—	—	—
Restricted shares	829,171	—	—	—
ADM warrants	2,416,007	—	—	—
Denominator for diluted earnings (loss) per share	156,558,197	156,805,040	156,425,307	156,425,307
Basic earnings (loss) per share	9.15	(20.46)	(19.59)	(3.14)
Diluted earnings (loss) per share	8.86	(20.46)	(19.59)	(3.14)

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012, because their effect is anti-dilutive:

	Year ended December 31,
	2010	2011	2012
Shares issuable pursuant to convertible senior notes	27,650	27,650	26,441
Shares issuable pursuant to senior secured convertible notes	3,339,525	3,339,525	176,460
Shares issuable under stock options and restricted shares	4,812,887	5,824,106	5,349,942
Shares issuable upon exercise of ADM warrants	—	1,540,773	—

Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a related party, holds 25.99% equity interest in Tianwei Yingli. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian, the Company granted to Tianwei Baobian a right to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli. Tianwei Baobian may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future.

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions
Related-Party Transactions

(21)              Related-Party Transactions

For the years presented, in addition to the transactions described in note (8), note (9) and note (16), the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	293,101	343,226	452,268	72,594
Purchase of raw materials and services from related parties (note (b))	1,435,562	1,322,363	1,144,343	183,680

	December 31,
	2011	2012
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	281,509	284,515	45,668
Prepayments for materials to related party suppliers (note (b))	157,226	183,269	29,417
Other amounts due from related parties (note (c))	116,807	226,794	36,402
Total due from related parties	555,542	694,578	111,487

Prepayments for construction of property, plant and equipment to related party suppliers (note (d))	70,744	21,249	3,411
Total other due from related parties	70,744	21,249	3,411

Amounts due to related parties (note (b))	(242,575)	(353,558)	(56,750)
Total due to related parties	(242,575)	(353,558)	(56,750)

Notes:

(a)                      The Company sold PV modules of RMB 14,020, RMB 9,439 and RMB 10,454 (US$1,678) to its affiliate, Tibetan Yingli, for the years ended December 31, 2010, 2011 and 2012.  The Company sold products of RMB 105,598, RMB 96,386 and RMB 128,621 (US$20,645) to the subsidiaries of Yingli Group for the years ended December 31, 2010, 2011 and 2012, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB 173,483, RMB 5,844 and RMB 198,805 (US$31,910) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2010, 2011 and 2012, respectively. The Company sold PV modules of RMB 231,557 and RMB 114,388 (US$18,361) to an affiliate which the Company holds 20% of its equity interest for the years ended December 31, 2011 and 2012.

(b)                       The Company purchased raw materials of RMB 703,625, RMB 1,090,362 and RMB 854,822 (US$137,209) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2010, 2011 and 2012, respectively. The company purchased services of RMB 29,564, RMB 62,798 and RMB 288,793 (US$46,354) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2010, 2011 and 2012, respectively. The Company imported the polysilicon of RMB 663,012, RMB 169,203 and RMB 728 (US$117) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2010, 2011 and 2012, respectively.

(c)                        Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries.  In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 at an interest rate of 7.22% per annum to a subsidiary of Yingli Group.  The entrusted loan was extended for another one year before due in 2012. In 2012, Yingli Hainan made a one-year entrusted loan of RMB 50,000 (US$8,026) at an interest rate of 5.40% per annum to a subsidiary of Yingli Group. In 2012, Fine Silicon entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 (US$1,605) deposits for guarantee of the lease (see note 16).  In 2012, Lixian Yingli entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 (US$721) deposits for guarantee of the transaction.  As of December 31, 2012, the lease has not yet started. These deposits will be returned when the transactions were completed. In 2012, the Company paid custom duty in RMB 32,245 (US$5,176) on behalf of Shuntong Wuliu.  As of December 31, 2012, the outstanding balance due from Shuntong Wuliu amounted to RMB 30,480 (US$4,893).

(d)                       The balance as of December 31, 2011 and 2012 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies:
Commitments and Contingencies

(22)              Commitments and Contingencies

As of December 31, 2012, commitments outstanding for the purchase of property, plant and equipment approximated RMB 1,897,462 (US$304,564).

In order to secure adequate and timely supply of polysilicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ending December 31,	RMB	US$
2013	2,167,035	347,833
2014	2,388,923	383,449
2015	2,640,972	423,905
2016	2,550,609	409,401
2017	2,519,181	404,356
Thereafter	4,933,664	791,908
Total	17,200,384	2,760,852

Besides the “take or pay” arrangements, future minimum obligations under other polysilicon supply agreements amounted to RMB 9,641,287 (US$1,547,533) as of December 31, 2012.

In October 2012, the Company received notice of an antitrust and unfair competition lawsuit filed by Solyndra, LLC (a U.S.-based solar company) against the Company and two other China-based photovoltaic panel manufacturers in the U.S. District Court of the Northern District of California. The Company filed its joint motion to dismiss all of Solyndra’s claims with the co-defendants in early March 2013. While it is premature at this stage of the litigation to evaluate the final outcome, the Company believes that Solyndra’s claims lack merits. The Company intends to defend vigorously against those allegations. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2012 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(23)              Goodwill and Other Intangible Assets

(a)                      Goodwill

The following table sets forth the changes in goodwill for the years ended December 31, 2010, 2011 and 2012:

RMB
Balances as of December 31, 2010	273,666
Impairment	(273,382)
Disposal of a subsidiary	(284)
Balances as of December 31, 2011	—
Balances as of December 31, 2012	—

Based upon indicators of impairment in 2011, which included a significant decrease in market capitalization and a decline in recent operating results, the Company performed an impairment test as of December 31, 2011. The Company represents the single reporting unit as at December 31, 2011 for goodwill impairment test. The first step test resulted in the determination that the fair value of the Company was less than the carrying value of its net assets, including goodwill. The fair value of the Company is determined based on quoted market prices and a control premium. As a result of the second step test, the Company estimated the implied fair value of the goodwill compared to carrying amounts and recorded an impairment charge of RMB 273,382 to fully impair the goodwill as of December 31, 2011.

(b)                      Intangible assets

As of December 31, 2011 and 2012, the Company’s intangible assets consisted of the followings:

	December 31, 2011
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,163
Technical know-how	5.7	209,084	(171,327)	—	37,757	5,999
Customer relationship	5.8	66,671	(51,714)	—	14,957	2,377
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—	—
Total		498,824	(257,261)	(131,177)	110,386	17,539

	December 31, 2012
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,257
Technical know-how	5.7	209,084	(207,534)	—	1,550	249
Customer relationship	5.8	66,671	(63,081)	—	3,590	576
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(304,835)	(131,177)	62,812	10,082

Technical know-how represents self-developed technologies, which were feasible at the acquisition date and technologies contributed by a noncontrolling interest holder of a subsidiary of the Company. These technologies included the design and configuration of the Company’s PV manufacturing line, manufacturing technologies and process for high efficiency silicon solar cells and provision of innovations for continuous improvement of cell efficiencies and manufacturing cost reduction. Management estimated that the economic useful life of technical know-how by taking into consideration of the remaining life cycle of the current manufacturing technologies.

Management estimated the useful life of the customer relationships based primarily on the historical experience of the Company’s customer attrition rate and estimated sales to these customers in future years. The straight-line method of amortization has been adopted as the pattern in which the economic benefit of the customer relationship are used, cannot be reliably determined.

The estimated fair values of short-term and long-term supply agreements were determined based on the present values of the after-tax cost savings of the Company’s short-term and long-term supply agreements. The after-tax cost savings of the Company’s short-term and long-term supply agreements were based on the difference of price of polysilicon between the agreed purchase price per the supply contracts and the forecasted spot market price at time of the forecasted inventory acquisition. The after-tax costs savings also considered the interest impact of making the pre-payments in accordance with the supply agreements payment terms. Management estimated the useful life of the short-term and long-term supply agreements based upon the contractual delivery periods specified in each agreement. The long-term supply agreements relate to four long-term polysilicon supply agreements with delivery period commencing in 2009.

The aggregated amortization expense for intangible assets for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31, 2012
	2010	2011	2012
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	11,585	11,585	11,367	1,825
General and administrative expenses
Technical know-how	37,229	38,523	36,207	5,811
Total amortization expense	48,814	50,108	47,574	7,636

As of December 31, 2012, the estimated amortization expense for the next five years is as follows:

December 31, 2012
RMB
2013	3,953
2014	250
2015	250
2016	250
2017	250

Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition
Acquisition

(24)              Acquisition

On April 8, 2011, the Company injected RMB 80 million into Baoding Zhongtai New Energy Resources Co., Ltd. (“Baoding Zhongtai”), a private PRC manufacturer of solar products, and acquired 80% of the ownership in Baoding Zhongtai. Baoding Zhongtai was established in June 2010 and started business operations in December 2010 by providing processing services to the Company. The Company intends to further expand its production capacity through this acquisition.

The deemed cash consideration for this acquisition was RMB 16 million, which is calculated based on the 20% noncontrolling interest in the RMB 80 million cash injection. Acquisition related costs, which were not material, have been expensed and included in the general and administrative expenses.

The following table summarizes the acquisition-date fair value of the identifiable assets acquired, the liabilities assumed and the noncontrolling interest (excluding the effect of the RMB 80 million cash capital injection) in connection with the business combination:

April 8, 2011
RMB
Total assets	184,382
Total liabilities	(99,129)
Net assets acquired	85,253
Less: noncontrolling interest	17,051
Deemed cash consideration	16,000
Gain on bargain purchase	52,202

These assets and liabilities were recorded at the acquisition-date fair value.  The Company recognized a gain on bargain purchase of RMB 52,202 (US$8,294) upon the completion of the acquisition.

The results of Baoding Zhongtai’s operations are included in the consolidated financial statements for the year ended December 31, 2011 from the date of acquisition on April 8, 2011.

Geographic Revenue Information	12 Months Ended
Dec. 31, 2012
Geographic Revenue Information
Geographic Revenue Information

(25)              Geographic Revenue Information

The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Europe:
- Germany	7,078,239	6,595,109	4,765,312	764,885
- Spain	704,355	511,757	381,910	61,301
- France	236,522	352,107	75,898	12,183
- Italy	853,788	700,646	389,218	62,474
- Belgium	—	70,236	56,653	9,093
- Holland	471,889	222,413	502,843	80,712
- Czech	286,901	9,899	9,529	1,529
- Greece	453,050	210,487	477,138	76,586
- England	174,875	227,122	117,381	18,841
- Others	46,846	169,516	89,960	14,438
Subtotal- Europe	10,306,465	9,069,292	6,865,842	1,102,042
PRC (excluding HK SAR, Macau and Taiwan)	745,917	3,261,886	2,653,341	425,891
HK SAR	16,500	—	7,674	1,232
United States of America	1,216,962	2,137,219	1,600,695	256,929
Japan	22,854	51,236	81,911	13,148
South Korea	154,769	13,036	16,775	2,693
Other countries	36,520	145,296	165,690	26,595
Total net revenues	12,499,987	14,677,965	11,391,928	1,828,530

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared and presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably and to generate cash flows from operations, and the ability to pursue financing arrangements, including the renewal or rollover of its bank borrowings, to support its working capital requirements.

For the year ended December 31, 2012, the Company incurred a net loss of RMB 3,191,887 (US$512,334) and cash used in operating activities was RMB 2,055,694 (US$ 329,960). As of December 31, 2012, the Company had cash and cash equivalents of RMB 2,084,865 (US$ 334,644) and short-term bank borrowings, including current portion of long-term bank borrowings of RMB 7,526,015 (US$ 1,208,009). The liquidity of the Company is primarily depending on its ability to maintain adequate cash flows from operations, to renew its short-term bank loans and to obtain adequate external financing to support its working capital and meet its obligations and commitments when they become due.

The Company has carried out a review of its cash flow forecast for the twelve months ending December 31, 2013. Based on such forecast, management believes that adequate sources of liquidity exist to fund the Company’s working capital and capital expenditures requirements, and to meet its short term debt obligations and other liabilities and commitments as they become due. In preparing the cash flow forecast, management has considered historical cash requirements of the Company, as well as other key factors, including its ability to renew its short-term bank borrowings during 2013. If available liquidity is not sufficient to meet the Company’s operating and debt service obligations as they become due, management’s plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company’s cash requirements throughout 2013.  However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce discretionary spending to provide the required liquidity.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements of Yingli Green Energy include the accounts of Yingli Green Energy and its subsidiaries.  For consolidated subsidiaries where the Company’s ownership in the subsidiary is less than 100%, the equity interest not held by the Company is presented as noncontrolling interests. All significant inter-company balances and transactions have been eliminated upon consolidation.

Significant Concentrations and Risks

Significant Concentrations and Risks

Revenue concentrations

The Company’s business depends substantially on government incentives given to its customers.  In many countries in which the Company sells its products, the market of the Company’s products would not be commercially viable on a sustainable basis without government incentives.  This is largely in part caused by the cost of generating electricity from solar power currently exceeding and that is expected to continue to exceed the costs of generating electricity from conventional energy sources. The Company generated approximately 96%, 100% and 91% of its total net revenues for the years ended December 31, 2010, 2011 and 2012, respectively, from sales to customers in countries with known government incentive programs for the use of solar products. A significant reduction in the scope or discontinuation of government incentive programs would have a materially adverse effect on the demand of the Company’s products.

A significant portion of the Company’s net revenues are from customers located in Germany, the United States of America (“USA”) and PRC.  Revenues from customers located in Germany, USA and PRC are as follows:

	Year ended
	December 31, 2010	% of net revenue	December 31, 2011	% of net revenue	December 31, 2012		% of net revenue
	RMB		RMB		RMB	US$

Germany	7,078,239	57%	6,595,109	45%	4,765,312	764,885	42%
USA	1,216,962	10%	2,137,219	15%	1,600,695	256,929	14%
PRC	745,917	5%	3,261,886	22%	2,653,341	425,891	23%
Total	9,041,118	72%	11,994,214	82%	9,019,348	1,447,705	79%

The Company derived significant revenue from sales outside of the PRC. As a result the Company’s financial performance could be affected by events such as changes in foreign currency exchange rates, trade protection measures and changes in regional or worldwide economic or political conditions.

Management currently expects that the Company’s operating results will, for the foreseeable future, continue to depend on the sale of PV modules to a relatively small number of customers. The Company’s relationships with such key customers have been developed over a short period of time and are generally in their preliminary stages. Any factors adversely affecting the business operations of these customers could have a material adverse effect on the Company’s business and results of operations. Furthermore, these customers have sought, from time to time, to prospectively renegotiate the pricing terms of their current agreements with the Company or obtain more favorable terms upon renewal of the contracts. Any adverse revisions to the material terms of the Company’s agreements with its key customers could have a material adverse effect on its business and results of operations.

Sales to one major customer, which exceeded 10% of the Company’s net revenue in 2010, are as follows:

		Year ended December 31,
	Location	2010	% of net revenue	2011	% of net revenue	2012		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,501,037	12%	1,240,351	8%	768,526	123,357	7%

Accounts receivable from the above customer is as follows:

		December 31,
	Location	2011	2012
		RMB	RMB	US$

Customer A	Germany	24,254	29,777	4,780

In 2010, 2011 and 2012, sales to the top five customers accounted for approximately 30.8%, 27.7% and 26.0%, respectively, of the Company’s net revenues.

As of December 31, 2011 and 2012, the top five outstanding accounts receivable balance (net of provisions) accounted for approximately 33.8% and 24.2%, respectively, of the Company’s total outstanding accounts receivable.

Dependence on suppliers

Polysilicon is the most important raw material used in the production of the Company’s PV products. To maintain competitive manufacturing operations, the Company depends on timely delivery by its suppliers of polysilicon in sufficient quantities.  The Company’s failure to obtain sufficient quantities of polysilicon in a timely manner could disrupt its operations, prevent it from operating at full capacity or limit its ability to expand as planned, which will reduce the growth of its manufacturing output and revenue.

In order to secure a stable supply of polysilicon and other raw materials, the Company makes prepayments to certain suppliers.  Such amounts are recorded as prepayments to suppliers, prepayments to related party suppliers (included in amounts due from and prepayments to related parties), and long-term prepayments to suppliers in the Company’s consolidated balance sheets and amounted to RMB 1,866,879 and RMB 1,703,312 (US$273,400) as of December 31, 2011 and 2012, respectively.  The Company makes the prepayments without receiving collateral for such payments.  As a result, the Company’s claims for such prepayments would rank only as an unsecured claim, which exposes the Company to the credit risks of the suppliers. As of December 31, 2011 and 2012, advances made to individual suppliers in excess of 10% of total prepayments to suppliers are as follows:

		December 31,
	Location	2011	2012
		RMB	RMB	US$
Supplier A	Singapore	217,381	184,523	29,618
Supplier B	South Korea	332,962	230,108	36,935
Supplier C	Germany	875,645	958,284	153,815
Total		1,425,988	1,372,915	220,368

The Company obtains some equipment used in its manufacturing process from a small number of selected equipment suppliers. In addition, some equipment has been customized based on the Company’s specifications, is not readily available from multiple vendors and would be difficult to repair or replace. If any of these suppliers were to experience financial difficulties or go out of business, the Company may have difficulties in repairing or replacing its equipment in the event of any damage to the manufacturing equipment or a breakdown of the production process. The Company’s ability to deliver products timely would suffer, which in turn could result in order cancellations and loss of revenue.  A supplier’s failure to deliver the equipment in a timely manner with adequate quality and on terms acceptable to the Company could delay its capacity expansion of manufacturing facilities and otherwise disrupt its production schedule or increase its costs of production.  The Company made deposits of RMB 473,974 and RMB 229,181 (US$36,786) as of December 31, 2011 and 2012, respectively, for the purchase of equipment without receiving collateral for such payments.  As a result, the Company’s claims for such payments would rank only as an unsecured claim, which exposes the Company to the credit risks of the equipment suppliers.

Concentrations of cash balances held at financial institutions

Cash balances include:

	December 31, 2011		December 31, 2012
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	2,391,014	2,391,014	1,006,387	1,006,387
Denominated in U.S. dollar (US$)	197,529	1,244,612	98,542	619,383
Denominated in European monetary unit (EURO)	15,693	128,091	9,479	78,841
Denominated in Japanese Yen (JPY)	—	—	833	61
Denominated in Great Britain Pound (GBP)	—	—	1,811	18,403
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in RMB	—	—	10	10
Denominated in US$	22,037	138,851	30,806	193,630
Denominated in EURO	1,583	12,919	5,171	43,010
Japan
Denominated in US$	—	—	404	2,555
Denominated in JPY	—	—	48,925	3,574
Singapore:
Denominated in US$	282	1,776	490	3,077
Denominated in Singapore dollar (SGD)	111	539	15	76
Europe:
Denominated in US$	127	799	890	5,610
Denominated in EURO	20,546	167,703	11,811	98,239
Demoninated in Swiss Franc(CHF)	—	—	176	1,200
US:
Denominated in US$	14,477	91,218	1,380	8,676
Total cash held by financial institutions		4,177,522		2,082,732

Restricted cash held by financial institutions located in:
PRC:
Denominated in RMB	1,372,682	1,372,682	912,446	912,446
Denominated in US$	6,488	40,883	6,845	43,023
Denominated in EURO	2,293	18,717	1,358	11,292
Denominated in CHF	—	—	13	85
Europe:
Denominated in CHF		—	5	32
Total restricted cash		1,432,282		966,878

The bank deposits with financial institutions in the PRC are uninsured by any government authority. To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits with large financial institutions in the PRC with acceptable credit rating. As of December 31, 2011 and 2012, there were cash balances at three and two PRC individual financial institutions, respectively, that each held cash balances in excess of 10% of the Company’s total cash balances. These bank deposits collectively accounted for approximately 56.8% and 42.4% of the Company’s total cash balances as of December 31, 2011 and 2012, respectively.

Management believes that these financial institutions are of high credit quality.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities as well as with respect to the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Significant items subject to such estimates and assumptions include the fair values of assets acquired and liabilities assumed in business acquisitions, the useful lives of property, plant and equipment and intangibles with definite lives, recoverability of the carrying values of property, plant and equipment, goodwill and intangible assets, the fair value of share-based payments, the collectiblity of accounts receivable, the realizability of inventories, prepayments and deferred income tax assets, the fair values of financial and equity instruments, the accruals for warranty obligations and loss contingency, and provision for inventory purchase commitments.  The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign Currency

Foreign Currency

The Company’s reporting currency is the Renminbi (“RMB”).  Assets and liabilities of foreign companies whose functional currency is not RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the year. Gains and losses resulting from translation of financial statements of foreign companies are recorded as a separate component of accumulated other comprehensive income within shareholders’ equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet date.  The resulting exchange differences are recorded in “foreign currency exchange gains (losses)” in the consolidated statements of comprehensive income.  Transaction gains and losses resulting from intercompany foreign currency transactions that are of a long-term investment nature are treated in the same manner as translation adjustments and therefore excluded from the determination of net income (loss).

RMB is not fully convertible into foreign currencies. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (“PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of readers, certain 2012 RMB amounts have been translated into U.S. dollar amounts at the rate of RMB 6.2301 to S$1.00, the noon buying rate in the City of New York for cable transfers of RMB per U.S. dollar as set forth in the H.10 weekly statistical release of the Federal Reserve Board, as of December 31, 2012. No representation is made that RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other certain rate on December 31, 2012, or at any other date.

Cash, Cash equivalents and Restricted Cash

Cash, Cash equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, cash in bank accounts, and interest bearing savings accounts with an initial term of three months or less.

Restricted cash of RMB 1,432,282 and RMB 966,878 (US$155,195) as of December 31, 2011 and 2012, respectively, represents bank deposits for securing letters of credit and letters of guarantee granted to the Company, primarily for the purchase of inventory and equipment and the guarantee of the offshore bank borrowings. Such letters of credit and letters of guarantee expire within one year. The cash flows from bank deposits as the guarantee of the offshore bank borrowings are reported within cash flows for financing activities in the consolidated statements of cash flows.  The cash flows from the bank deposits relating to purchases of inventory and equipment are reported within cash flows from operating activities and investing activities in the consolidated statements of cash flows, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable balances based on historical collection experience, customer specific facts and current economic conditions.  Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Sale of Accounts Receivable

In 2011 and 2012, the Company entered into agreements to sell without recourse certain accounts receivable to several PRC banks. The buyer is responsible for servicing the receivables. The accounts receivables were determined to be legally isolated from the Company and its creditors, even in the event of bankruptcy or other receivership and the Company has surrendered control over the transferred receivables. As a result, the accounts receivables were considered sold and were therefore derecognized. The Company received proceeds from the sale of accounts receivable of RMB 343,865 and RMB 223,273 (US$35,838) for the years ended December 31, 2011 and 2012, respectively, and has included the proceeds in net cash provided by operating activities in the consolidated statements of cash flows. The Company recorded a loss on the sale of accounts receivable of RMB 2,279 and RMB 2,100 (US$377) for the years ended December 31, 2011 and 2012, respectively, which is included in general and administrative expense.

Inventories

  Inventories

Inventories are stated at the lower of cost or market. Cost is determined by using the weighted-average cost method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labour, and an allocation of related manufacturing overhead based on normal operating capacity.

Prepayments to Suppliers

  Prepayments to Suppliers

Advance payments for the future delivery of raw materials are made based on written purchase orders detailing product, quantity, pricing and are classified as “prepayments to suppliers” in the consolidated balance sheets. The Company’s supply contracts grant the Company the right to inspect products prior to acceptance. The balance of the “prepayments to suppliers” is reduced and reclassified to ‘‘inventories’’ when inventory is received and passes quality inspection. Such reclassifications of RMB 424,044, RMB 476,113 and RMB 495,679 (US$79,562) for the years ended December 31, 2010, 2011 and 2012, respectively, are not reflected as cash outflows from operating activities.  As of December 31, 2011 and 2012, prepayments to suppliers of RMB 1,322,714 and RMB 1,280,131 (US$205,475), respectively, representing the portion expected to be utilized after twelve months have been classified as “long-term prepayments to suppliers” in the consolidated balance sheets and relate to prepayments to suppliers for long-term supply agreements with deliveries scheduled to commence beyond the next twelve months at each respective balance sheet date.

Long-lived Assets

Long-lived Assets

Property, Plant and Equipment

Property, plant and equipment are stated at cost.  Depreciation is provided over the estimated useful lives of the asset, taking into consideration any estimated residual value, using the straight-line method.  When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and proceeds received thereon.

Ordinary maintenance and repairs are charged to expense as incurred, and replacements and betterments are capitalized.  The estimated useful lives of property, plant and equipment are as follows:

Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of the cost of inventory production, and expensed to cost of revenues when the inventory is sold.

Cost incurred in the construction of new facilities, including progress payments and deposits, interest and other costs relating to the construction, are capitalized and transferred out of construction in progress and into their respective asset categories when the assets are ready for their intended use, at which time depreciation commences.

Goodwill and Other Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill and trademarks, which have an indefinite useful life are not amortized, but instead are tested for impairment at least annually.

Intangible assets, other than trademarks, are amortized on a straight-line basis over the estimated useful lives of the respective assets. The Company’s amortizable intangible assets consist of technical know-how, customer relationships, order backlog and short-term supplier agreements with the following estimated useful lives:

Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

The Company’s amortizable intangible assets also include long-term supplier agreements related to polysilicon supply agreements with delivery periods from 5 to 10 years commencing in 2009.

Impairment of Long Lived Assets

Long-lived assets, such as property, plant, and equipment and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. In 2011 and 2012, the Company recognized an impairment loss of RMB 2,275,024 and RMB 200,497 (US$32,182) for property, plant and equipment, respectively. See note (5) to the consolidated financial statements.

Goodwill and intangible assets that are not subject to amortization are tested annually for impairment, and are tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. For intangible assets that are not subject to amortization, an impairment loss is recognized to the extent that the carrying amount exceeds the asset’s fair value. For goodwill, the impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. At December 31, 2011, the Company recognized a full impairment loss of RMB 273,382 on the goodwill. See note (23) to the consolidated financial statements.

Government grant

Government grants are recognized in the balance sheet initially when there is reasonable assurance that they will be received and that the Company will comply with the conditions attaching to them.

For the year ended December 31, 2011, the Company received government grants of RMB 125,599 related to the construction of the solar power plants and the procurement of machineries, which were recognized as long-term other liabilities.

For the year ended December 31, 2012, the Company received government grants of RMB 213,976 (US$ 34,346) related to the construction of the solar power plants and the procurement of machineries, which were recognized as long-term other liabilities.

These grants are amortized as the related assets are depreciated or amortized. The grants amortized amounted to nil, RMB 9,484 and RMB 13,130 (US$2,108) for the year ended December 31, 2010, 2011 and 2012, respectively.

Land Use Rights

Land Use Rights

Land use rights represent the cost of rights to use land in the PRC. Land use rights are carried at cost and charged to expense on a straight-line basis over the respective periods of the rights of 45 - 50 years.

Equity Investments

Equity Investments

Investments in entities where the Company does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Company’s share of the investee’s results of operations is included in other income (expense) in the Company’s consolidated statements of comprehensive income. Equity investments are accounted for under the cost method when the Company does not have the ability to exercise significant influence over the operating and financial policies of the investees. Under the cost method of accounting, the Company records an investment in the equity of an investee as cost, and recognizes as income dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition.

The Company recognizes a loss when there is a loss in value of an equity investment which is other than a temporary decline. The process of assessing and determining whether an impairment on a particular equity investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether the Company has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary.  Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. In 2011, the Company recognized an impairment loss of RMB 8,720 on its equity investment. See note (8) to the consolidated financial statements.

Statutory Reserves

Statutory Reserves

In accordance with the relevant laws and regulations of the PRC, PRC enterprises are required to transfer 10% of their after tax profit, as determined in accordance with PRC accounting standard and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the enterprise. The transfer to this general reserve fund must be made before distribution of dividends can be made.  As of December 31, 2011 and 2012, the PRC subsidiaries of the Company had appropriated RMB 405,512 and RMB 461,623 (US$74,096), respectively, to the general reserve fund, which is restricted from being distributed to the Company, and if applicable, to the noncontrolling interests.

Derivative Financial Instruments and Hedging Activities

Derivative Financial Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

Share-based Payment

Share-based Payment

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.  The Company estimates grant date fair value using the Black Scholes-Merton option pricing model. The Company applies the fair value method for equity instrument issued to non-employee under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”).

Revenue Recognition

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable and collectibility is reasonably assured.  These criteria as they relate to the sale of the Company’s products or services are as follows:

For all sales, the Company requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of PV modules from PRC to foreign customers, delivery of the products occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV modules to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred.

Sales of PV systems consist of the delivery, assembly and installation of PV modules, related power electronics and other components. The Company considers the PV system to be delivered, and the risks and rewards of ownership transferred, when installation of all components is complete and customer acceptance is received. Customer acceptance is evidenced by a signed project acceptance document. The assembly and installation of PV systems is short, generally lasting between 1 to 3 months, and requires advance payments from the customer.

Other revenue consists primarily of the sale of raw materials. Delivery for the sale of raw materials occurs at the point in time the product is delivered to the customer, which is when the risks and rewards of ownership have been transferred. Delivery is evidenced by a signed customer acceptance form.

Shipping and handling fees billed to customers are recorded as revenues, and the related shipping or delivery costs of RMB244,240, RMB 290,746 and RMB 320,727 (US$ 51,480) are recorded as selling expenses for the years ended December 31, 2010, 2011 and 2012, respectively.

Advance payments received from customers for the future sale of inventory are recognized as advances from customers in the consolidated balance sheets. Advances from customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax (“VAT”) at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and services and is not recorded as revenue.  VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs.

Employee Benefits Plans

Employee Benefits Plans

Pursuant to the relevant PRC regulations, the Company is required to make contributions for each PRC employee at a rate of 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement program organized by the local Social Security Bureau. In addition, the Company is also required to make contributions for each PRC employee at rates of 7.5%-10%, 1%-2%, 10%-12% and 1.2%-1.6% of standard salary base for medical insurance benefits, unemployment, housing fund and other statutory benefits, respectively.  Total amount of contributions for the years ended December 31, 2010, 2011 and 2012 was RMB 76,161, RMB 177,714 and 244,108 (US$39,182), respectively.

Warranty Cost

Warranty Cost

Before September 30, 2011, the Company’s multicrystalline PV modules are typically sold with a two or five-year limited warranty for defects in materials and workmanship, and a 10-year and 25-year warranty guaranteeing 90% and 80% of initial power generation capacity, respectively. With effect from October 1, 2011, the Company implemented a new and improved warranty terms for multicrystalline PV module that guarantees 91.2% and 80.7% of initial power generation capacity for 10 years and 25 years, respectively.  Further, in respect of monocrystalline Panda PV module, the Company guarantees 98.0%, 92.0% and 82.0% of initial power generation for the first year, 10 years and 25 years, respectively. In addition, based on customers’ specific requirements, the Company provides the multicrystalline PV modules with linear-based warranty which guarantees each year’s power output during the twenty-five-year warranty period. The Company bears the risk of warranty claims long after the Company has sold its products and recognized revenues. The Company has sold PV modules since January 2003, and none of the Company’s PV modules has been in use for the entire warranty periods. In connection with the Company’s PV system sales in the PRC, the Company provides a one- to five- year warranty against defects in the Company’s modules, storage batteries, controllers and inverters.

The Company performs industry-standard testing to test the quality, durability and safety of the Company’s products. As a result of such tests, management believes the quality, durability and safety of its products are within industry norms. Management’s estimate of the amount of its warranty obligation is based on the results of these tests, consideration given to the warranty accrual practice of other companies in the same industry and the Company’s expected failure rate and future costs to service failed products. The Company’s warranty obligation will be affected by its estimated product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure.  Consequently, the Company accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. To the extent that actual warranty costs differ significantly from estimates, the Company will revise its warranty provisions accordingly.

Actual warranty costs are charged against the accrued warranty liability. Warranty expense is recorded as selling expense.

Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Beginning balance	189,233	303,641	457,733	73,471
Warranty expense for the current year	125,155	154,092	109,915	17,643
Warranty costs incurred or claimed	(10,747)	—	(12,291)	(1,973)
Total accrued warranty cost	303,641	457,733	555,357	89,141
Less: accrued warranty cost, current portion	22,469	32,383	35,819	5,749
Accrued warranty cost, excluding current portion	281,172	425,350	519,538	83,392

Firm Purchase Commitment

Firm Purchase Commitment

The Company entered into several long-term fixed price contracts to purchase polysilicon to ensure an adequate supply of polysilicon to operate its plants.  These contracts represent firm purchase commitments which are evaluated for potential market value losses. The Company estimated a loss on these firm purchase commitments based on the lower of cost or market with reference to the estimated future sales price of PV modules and recognized a provision for inventory purchase commitments of RMB 851,694 in 2011. See note (17) to the consolidated financial statements.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted.  A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes in the consolidated financial statements the impact of an unrecognized tax benefit, if the position is not more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax benefits are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and general and administrative expenses, respectively, in the consolidated statements of comprehensive income.

Commitments and Contingencies

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

The Company is exposed to risks associated with liability claims in the event that the use of the PV products the Company sells results in injury.  The Company does not maintain any third-party liability insurance coverage other than limited product liability insurance or any insurance coverage for business interruption. As a result, the Company may have to pay for financial and other losses, damages and liabilities, including, those in connection with or resulting from third-party product liability claims and those caused by natural disasters and other events beyond the Company’s control, out of its own funds, which could have a material adverse effect on its financial conditions and results of operations.

Segment Reporting

Segment Reporting

The Company uses the management approach in determining reportable operating segments.  The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Company’s reportable segments. Management has determined that the Company has only one operating segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

Earnings Per Share

  Earnings Per Share

In accordance with FASB ASC Topic 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of convertible senior notes and senior secured convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options, restricted shares and warrants (using the treasury stock method).  Potential dilutive securities are not included in the calculation of dilutive earnings per share if the impact is anti-dilutive.

Fair Value Measurements

Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                  Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                  Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                  Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

See note (7) to the consolidated financial statements.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which amended accounting guidance related to presentation of comprehensive income. The standards update is intended to help financial statement users better understand the causes of an entity’s change in financial position and results of operation. The amendment eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also requires that reclassification adjustments for items that are reclassified from other comprehensive income to net income be presented on the face of the financial statement where the components of net income and other comprehensive income are presented. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”), which defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU 2011-05 and ASU 2011-12 are effective for reporting periods beginning after December 15, 2011. The Company adopted the new guidance on January 1, 2012.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The standard requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source (e.g., the release due to cash flow hedges from interest rate contracts) and the income statement line items affected by the reclassification (e.g., interest income or interest expense). If a component is not required to be reclassified to net income in its entirety (e.g., the net periodic pension cost), companies would instead cross reference to the related footnote for additional information (e.g., the pension footnote). ASU 2013-02 is effective for interim and annual reporting periods beginning after December 15, 2012. The Company will adopt the provisions of the new guidance on January 1, 2013. The adoption will not have a material impact on its consolidated financial statements or related disclosures.

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Significant Concentrations and Risks
Schedule of revenues from customers located in Germany, USA and Peoples' Republic of China

	Year ended
	December 31, 2010	% of net revenue	December 31, 2011	% of net revenue	December 31, 2012		% of net revenue
	RMB		RMB		RMB	US$

Germany	7,078,239	57%	6,595,109	45%	4,765,312	764,885	42%
USA	1,216,962	10%	2,137,219	15%	1,600,695	256,929	14%
PRC	745,917	5%	3,261,886	22%	2,653,341	425,891	23%
Total	9,041,118	72%	11,994,214	82%	9,019,348	1,447,705	79%

Schedule of sales to one major customer, which exceeded 10% of the Company's net revenue
		Year ended December 31,
	Location	2010	% of net revenue	2011	% of net revenue	2012		% of net revenue
		RMB		RMB		RMB	US$

Customer A	Germany	1,501,037	12%	1,240,351	8%	768,526	123,357	7%

Schedule of accounts receivable to one major customer, which exceeded 10% of the Company's net revenue
		December 31,
	Location	2011	2012
		RMB	RMB	US$

Customer A	Germany	24,254	29,777	4,780

Schedule of advances made to individual suppliers in excess of 10% of total prepayments to suppliers

		December 31,
	Location	2011	2012
		RMB	RMB	US$
Supplier A	Singapore	217,381	184,523	29,618
Supplier B	South Korea	332,962	230,108	36,935
Supplier C	Germany	875,645	958,284	153,815
Total		1,425,988	1,372,915	220,368

Concentrations of cash balances held at financial institutions

	December 31, 2011		December 31, 2012
	Original currency	RMB equivalents	Original currency	RMB equivalents
Cash held by financial institutions located in:
PRC:
Denominated in RMB	2,391,014	2,391,014	1,006,387	1,006,387
Denominated in U.S. dollar (US$)	197,529	1,244,612	98,542	619,383
Denominated in European monetary unit (EURO)	15,693	128,091	9,479	78,841
Denominated in Japanese Yen (JPY)	—	—	833	61
Denominated in Great Britain Pound (GBP)	—	—	1,811	18,403
Hong Kong Special Administrative Region (the “HK SAR”):
Denominated in RMB	—	—	10	10
Denominated in US$	22,037	138,851	30,806	193,630
Denominated in EURO	1,583	12,919	5,171	43,010
Japan
Denominated in US$	—	—	404	2,555
Denominated in JPY	—	—	48,925	3,574
Singapore:
Denominated in US$	282	1,776	490	3,077
Denominated in Singapore dollar (SGD)	111	539	15	76
Europe:
Denominated in US$	127	799	890	5,610
Denominated in EURO	20,546	167,703	11,811	98,239
Demoninated in Swiss Franc(CHF)	—	—	176	1,200
US:
Denominated in US$	14,477	91,218	1,380	8,676
Total cash held by financial institutions		4,177,522		2,082,732

Restricted cash held by financial institutions located in:
PRC:
Denominated in RMB	1,372,682	1,372,682	912,446	912,446
Denominated in US$	6,488	40,883	6,845	43,023
Denominated in EURO	2,293	18,717	1,358	11,292
Denominated in CHF	—	—	13	85
Europe:
Denominated in CHF		—	5	32
Total restricted cash		1,432,282		966,878

Schedule of estimated useful lives of property, plant and equipment
Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of estimated useful lives of amortizable intangible assets
Technical know-how	5.5-6 years
Customer relationships	5.5-6 years
Order backlog	1-1.5 years
Short-term supply agreements	0.5 year

Schedule of changes in the carrying amount of accrued warranty liability.

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Beginning balance	189,233	303,641	457,733	73,471
Warranty expense for the current year	125,155	154,092	109,915	17,643
Warranty costs incurred or claimed	(10,747)	—	(12,291)	(1,973)
Total accrued warranty cost	303,641	457,733	555,357	89,141
Less: accrued warranty cost, current portion	22,469	32,383	35,819	5,749
Accrued warranty cost, excluding current portion	281,172	425,350	519,538	83,392

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable
Summary of accounts receivable

	December 31,
	2011	2012
	RMB	RMB	US$

Accounts receivable	2,473,683	3,921,502	629,444
Less: Allowance for doubtful accounts	(343,306)	(287,351)	(46,123)
Total accounts receivable, net	2,130,377	3,634,151	583,321

Schedule of the movement of the allowance for doubtful accounts

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Beginning balance	(323,025)	(309,482)	(343,306)	(55,104)
Additions	(788)	(45,612)	(73,962)	(11,872)
Reversal of allowance for doubtful accounts	13,886	6,624	5,401	867
Write-off of accounts receivable	445	5,164	124,516	19,986
Ending balance	(309,482)	(343,306)	(287,351)	(46,123)

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventories by major category

	December 31,
	2011	2012
	RMB	RMB	US$
Raw materials	628,818	727,300	116,740
Work-in-progress	346,126	288,456	46,300
Finished goods	1,695,975	1,507,794	242,018
Total inventories	2,670,919	2,523,550	405,058

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Schedule of property, plant and equipment
	December 31,
	2011	2012
	RMB	RMB	US$

Buildings	2,247,643	2,923,470	469,249
Machinery and equipment	11,589,915	13,875,105	2,227,108
Furniture and fixtures	84,562	114,284	18,344
Motor vehicles	89,563	114,373	18,358
Construction in progress	2,488,762	1,530,642	245,685
Total property, plant and equipment	16,500,445	18,557,874	2,978,744
Less: Accumulated depreciation	(1,836,237)	(2,864,153)	(459,728)
Less: Impairment	(2,275,024)	(2,475,521)	(397,349)
Total property, plant and equipment, net	12,389,184	13,218,200	2,121,667

Schedule of depreciation expense allocated to different expense items

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Cost of revenues	432,989	754,977	1,051,098	168,713
Selling expenses	1,817	993	1,396	224
General and administrative expenses	24,223	36,473	55,343	8,883
Research and development expenses	12,130	34,355	30,016	4,818
Total depreciation expense	471,159	826,798	1,137,853	182,638

Schedule of capitalized interest costs as a component of the cost of construction in progress

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Interest cost capitalized	272,369	202,138	130,967	21,022
Interest cost charged to income	438,011	626,737	897,124	143,998
Total interest cost incurred	710,380	828,875	1,028,091	165,020

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities
Schedule of fair values and location in the consolidated balance sheet of all derivatives held by the Company

		Fair Value
	Balance Sheet Classification	2011	2012
		RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	490	3,323	533
Total derivatives designated as hedges		490	3,323	533

Liability:
Interests rate swap	Other liabilities	23,370	13,557	2,176
Total derivatives not designated as hedges		23,370	13,557	2,176

Schedule of effect of the loss (gain), derivatives designated as cash flow hedge instruments on the consolidated statement of comprehensive income

Derivatives in Cash Flow Hedging Relationships	Amount of Loss (Gain) Recognized in Other Comprehensive Income		Location of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss	Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss
	RMB	US$		RMB	US$
2010
Foreign currency contracts	54,679		Foreign currency exchange losses	54,601
2011
Foreign currency contracts	(18,441)		Foreign currency exchange losses	(17,872)
2012
Foreign currency contracts	(14,839)	(2,382)	Foreign currency exchange losses	(13,326)	(2,139)

Schedule of losses and the location in the consolidated statements of comprehensive income of derivatives not designated as hedging instruments

	Location of Loss Recognized in Income on Derivative	Amount of Loss Recognized in Income on Derivative
		2010	2011	2012
		RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments
Interest rate swap	Interest expense	(22,945)	(8,481)	(1,958)	(311)
Total		(22,945)	(8,481)	(1,958)	(311)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

		Fair value measurements at
		December 31, 2012
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,323	—	3,323	—
Total	3,323	—	3,323	—

Liabilities:
Interests rate swap contract	13,557	—	—	13,557
Total	13,557	—	—	13,557

Schedule of activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in earnings	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in earnings attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in earnings	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

Liabilities
Interest rate swap
Balance at December 31, 2011	23,370
Total realized and unrealized losses:
Included in earnings	1,958
Included in other comprehensive income	—
Settlement	(11,771)
Balance at December 31, 2012	13,557
Total gain for 2012:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2012	(9,813)

Schedule of fair value hierarchy of assets and liabilities that are measured at fair value on a nonrecurring basis

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis at December 31, 2011 and 2012, respectively:

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184	2,275,024
Goodwill	—	—	—	Nil(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	13,218,200	—		13,218,200	200,497

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Schedule of short-term borrowings and current installments of long-term debt

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed by bank deposits	900,890	391,448	62,832
Guaranteed by related parties	3,197,817	3,448,503	553,523
Guaranteed by property, plant and equipment	475,245	773,248	124,115
Guaranteed by accounts receivable	12,978	—	—
Unsecured loans	1,911,687	1,397,292	224,281
Current portion of long-term debt (note b)	1,726,459	1,515,524	243,258
Total short-term borrowings and current portion of long-term debt	8,225,076	7,526,015	1,208,009

Schedule of non-current borrowings

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	283,541	3,390,651	544,237
Unsecured loans	1,300,000	300,000	48,152
Guaranteed by related parties	1,312,225	549,710	88,235
Secured by multiple assets	2,183,167	1,271,849	204,146
Borrowings from other third parties:
Guaranteed by property, plant and equipment	99,425	79,770	12,804
	5,178,358	5,591,980	897,574
Less: current portion	(1,726,459)	(1,515,524)	(243,258)
Total long-term borrowings	3,451,899	4,076,456	654,316

Schedule of future principal payments for long-term borrowings

Future principal payments under the above long-term borrowings as of December 31, 2012 are as follows

Year ending December 31,	RMB	US$
2013	1,515,524	243,258
2014	1,096,174	175,948
2015	932,958	149,750
2016	716,015	114,928
2017	529,617	85,009
Thereafter	801,692	128,681
Total	5,591,980	897,574

Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Senior Notes.
Schedule of Convertible Senior Notes
	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Principal amount of Convertible Senior Notes	7,561	—	—
Cumulative interest payable	1,657	—	—
Net carrying amount	9,218	—	—

Schedule of interest relating to the Convertible Senior Notes

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Contractual coupon interest	64,786	1,483	520	84
Amortization of debt discount	14,103	—	—	—
Amortization of debt issuance costs	11,846	—	—	—
Interest cost capitalized	(34,789)	(362)	(65)	(10)
Total interests expense	55,946	1,121	455	74

Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Financial Obligations
Schedule of the gross amount of the equipments and related depreciation recorded under capital lease
	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Equipment	95,034	196,301	31,508
Less: accumulated depreciation	(3,205)	(13,595)	(2,182)
Net Value	91,829	182,706	29,326

Schedule of future minimum payments required under non-cancellable sale-leaseback

As of December 31, 2012, future minimum payments required under non-cancellable sale-leaseback are:

Year ended December 31,	RMB	US$
2013	34,314	5,508
2014	34,363	5,516
2015	33,937	5,447
2016	28,270	4,538
2017	11,412	1,832
Thereafter	105,179	16,882
Total minimum lease payments	247,475	39,723
Less: Amount representing interest	79,836	12,815
Present value of net minimum lease payments	167,639	26,908
Current portion	22,485	3,609
Non-current portion	145,154	23,299

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of components of earnings (loss) before income taxes

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	(341,512)	(255,912)	(197,133)	(31,642)
PRC	2,304,362	(3,122,969)	(2,935,315)	(471,151)
U.S.	(14,006)	17,024	(46,550)	(7,472)
Other foreign countries	82,655	(37,333)	(218,631)	(35,093)
Total earnings (loss) before income taxes	2,031,499	(3,399,190)	(3,397,629)	(545,358)

Schedule of income tax expenses (benefit)

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense:
PRC	323,539	135,848	285	46
U.S.	50	7,380	4,503	723
Other foreign countries	24,948	38,855	9,622	1,544
Total current income tax expense	348,537	182,083	14,410	2,313
Deferred income tax benefit:
PRC	(15,071)	(322,506)	(219,143)	(35,175)
Other foreign countries	—	7,010	(1,009)	(162)
Sub-total	(15,071)	(315,496)	(220,152)	(35,337)
Total income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

Schedule of actual income tax expense (benefit) differs from amounts computed by applying the PRC EIT rate

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Computed expected tax expense (benefit)	507,875	(849,798)	(849,407)	(136,339)
PRC tax rate differential, preferential rate	(98,715)	22,119	215,678	34,619
Tax rate differential for non-PRC entities	107,259	95,814	109,157	17,521
Tax rate change	—	(4,124)	124,965	20,058
Tax holiday	(127,864)	(61,357)	—	—
Research and development tax credit	(78,525)	(56,391)	(37,839)	(6,074)
Non-deductible expenses:
Impairment of goodwill	—	68,346	—	—
Staff welfare in excess of allowable limits	1,099	2,672	7,386	1,186
Share based compensation	18,688	18,483	8,876	1,425
Entertainment expenses	1,502	1,335	2,092	336
Change in valuation allowance	—	627,295	194,715	31,253
German dividend withholding tax	—	10,400	9,529	1,530
Others	2,147	(8,207)	9,106	1,461
Actual income tax expense (benefit)	333,466	(133,413)	(205,742)	(33,024)

Schedule of decrease (increase) in earnings (loss) per share basic and diluted without tax holiday
	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic earnings (loss) per share	0.62	(0.34)	—	—
Diluted earnings (loss) per share	0.59	(0.34)	—	—

Schedule of components of the deferred income tax assets and deferred income tax liabilities

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	69,818	61,853	9,928
Inventories	25,761	23,727	3,808
Employee benefits	2,964	6,969	1,119
Accrued warranty	100,950	85,277	13,688
Property, plant and equipment	623,573	588,342	94,435
Change in fair value of derivative instruments	5,861	1,535	246
Net operating loss carryforwards	102,775	620,210	99,551
Investment loss	5,296	3,139	504
Provision for inventory purchase commitment	177,373	111,272	17,860
Total gross deferred income tax assets	1,114,371	1,502,324	241,140
Valuation allowance	(627,295)	(822,010)	(131,943)
Net deferred income tax assets	487,076	680,314	109,197

Gross deferred income tax liabilities:

Property, plant and equipment	(37,698)	(23,751)	(3,812)
Intangible assets	(21,312)	(9,354)	(1,501)
Withholding income tax	(7,010)	(6,001)	(963)
Total gross deferred income tax liabilities	(66,020)	(39,106)	(6,276)

Net deferred tax assets	421,056	641,208	102,921

Schedule of current and noncurrent net deferred income tax

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Current deferred income tax assets, included in prepaid expenses and other current assets	168,256	114,002	18,298
Non-current deferred income tax assets, included in other assets	293,794	548,085	87,974
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(7,010)	(6,001)	(963)
Non-current deferred income tax liabilities, included in other liabilities	(33,984)	(14,878)	(2,388)
Net deferred income tax assets	421,056	641,208	102,921

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Restricted shares
Share-Based Compensation
Schedule of non-vested restricted share activity

	Number of Non- vested Shares	Grant date Weighted Average Fair Value
Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00
Granted	20,000	US$	5.95
Vested	(525,764)	US$	5.02
Forfeited	(2,448)	US$	4.96
Outstanding as of December 31, 2011	523,316	US$	5.02
Vested	(523,316)	US$	5.02
Outstanding as of December 31, 2012	—	—

Schedule of compensation cost recognized

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	1,103	1,047	50	8
Selling expenses	717	612	29	5
General and administrative expenses	15,206	14,606	787	126
Research and development expenses	225	192	9	1
Total compensation cost recognized for restricted shares	17,251	16,457	875	140

Stock options
Share-Based Compensation
Summary of stock options activity

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value
Outstanding as of December 31, 2009	4,559,239	US$	10.23
Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		US$	(780)
Forfeited	(33,652)	US$	3.18
Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	US$	5.19
Exercised	(25,250)	US$	3.66		US$	(4)
Forfeited or cancelled	(2,993,837)	US$	14.95
Outstanding as of December 31, 2011	5,824,106	US$	4.63
Granted	—	—
Exercised	—	—
Forfeited or cancelled	(474,164)	US$	5.46
Outstanding as of December 31, 2012	5,349,942	US$	4.55	6.21 years	US$	485
Vested and expected to vest as of December 31, 2012	5,349,942	US$	4.55	6.21 years	US$	485
Exercisable as of December 31, 2012	3,043,402	US$	3.72	6.16 years	US$	216

Schedule of weighted average assumptions used to estimate the grant date fair value of stock options

	Year ended December 31,
	2010	2011	2012

Expected volatility	73%	94%	—
Expected dividends yield	0%	0%	—
Expected term	6.20 years	6.07 years	—
Risk-free interest rate (per annum)	2.10%	1.74%	—
Estimated fair value of underlying ordinary shares (per share)	US$7.70	US$6.72	—

Schedule of compensation cost recognized

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	3,236	5,128	5,417	869
Selling expenses	9,672	9,212	4,551	730
General and administrative expenses	42,152	39,104	20,179	3,239
Research and development expenses	2,442	3,957	4,481	720
Total compensation cost recognized for stock options	57,502	57,401	34,628	5,558

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Numerator for basic and diluted earnings (loss) per share	1,386,776	(3,208,911)	(3,064,412)	(491,873)
Denominator:
Denominator for basic earnings per share
- Weighted-average ordinary shares outstanding	151,542,518	156,805,040	156,425,307	156,425,307
Stock options	1,770,501	—	—	—
Restricted shares	829,171	—	—	—
ADM warrants	2,416,007	—	—	—
Denominator for diluted earnings (loss) per share	156,558,197	156,805,040	156,425,307	156,425,307
Basic earnings (loss) per share	9.15	(20.46)	(19.59)	(3.14)
Diluted earnings (loss) per share	8.86	(20.46)	(19.59)	(3.14)

Summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share

	Year ended December 31,
	2010	2011	2012
Shares issuable pursuant to convertible senior notes	27,650	27,650	26,441
Shares issuable pursuant to senior secured convertible notes	3,339,525	3,339,525	176,460
Shares issuable under stock options and restricted shares	4,812,887	5,824,106	5,349,942
Shares issuable upon exercise of ADM warrants	—	1,540,773	—

Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related-Party Transactions
Summary of principal related party transactions and amounts due from and due to related parties

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	293,101	343,226	452,268	72,594
Purchase of raw materials and services from related parties (note (b))	1,435,562	1,322,363	1,144,343	183,680

	December 31,
	2011	2012
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	281,509	284,515	45,668
Prepayments for materials to related party suppliers (note (b))	157,226	183,269	29,417
Other amounts due from related parties (note (c))	116,807	226,794	36,402
Total due from related parties	555,542	694,578	111,487

Prepayments for construction of property, plant and equipment to related party suppliers (note (d))	70,744	21,249	3,411
Total other due from related parties	70,744	21,249	3,411

Amounts due to related parties (note (b))	(242,575)	(353,558)	(56,750)
Total due to related parties	(242,575)	(353,558)	(56,750)

Notes:

(a)                      The Company sold PV modules of RMB 14,020, RMB 9,439 and RMB 10,454 (US$1,678) to its affiliate, Tibetan Yingli, for the years ended December 31, 2010, 2011 and 2012.  The Company sold products of RMB 105,598, RMB 96,386 and RMB 128,621 (US$20,645) to the subsidiaries of Yingli Group for the years ended December 31, 2010, 2011 and 2012, respectively. These subsidiaries of Yingli Group are controlled by Mr. Liansheng Miao, the Company’s chairman and CEO. The Company sold PV modules of RMB 173,483, RMB 5,844 and RMB 198,805 (US$31,910) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2010, 2011 and 2012, respectively. The Company sold PV modules of RMB 231,557 and RMB 114,388 (US$18,361) to an affiliate which the Company holds 20% of its equity interest for the years ended December 31, 2011 and 2012.

(b)                       The Company purchased raw materials of RMB 703,625, RMB 1,090,362 and RMB 854,822 (US$137,209) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2010, 2011 and 2012, respectively. The company purchased services of RMB 29,564, RMB 62,798 and RMB 288,793 (US$46,354) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2010, 2011 and 2012, respectively. The Company imported the polysilicon of RMB 663,012, RMB 169,203 and RMB 728 (US$117) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the years ended December 31, 2010, 2011 and 2012, respectively.

(c)                        Other amounts due from related parties mainly represent the entrusted loan and advances to Yingli Group and its subsidiaries.  In 2011, Tianwei Yingli made a one-year entrusted loan of RMB 100,000 at an interest rate of 7.22% per annum to a subsidiary of Yingli Group.  The entrusted loan was extended for another one year before due in 2012. In 2012, Yingli Hainan made a one-year entrusted loan of RMB 50,000 (US$8,026) at an interest rate of 5.40% per annum to a subsidiary of Yingli Group. In 2012, Fine Silicon entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 (US$1,605) deposits for guarantee of the lease (see note 16).  In 2012, Lixian Yingli entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 (US$721) deposits for guarantee of the transaction.  As of December 31, 2012, the lease has not yet started. These deposits will be returned when the transactions were completed. In 2012, the Company paid custom duty in RMB 32,245 (US$5,176) on behalf of Shuntong Wuliu.  As of December 31, 2012, the outstanding balance due from Shuntong Wuliu amounted to RMB 30,480 (US$4,893).

(d)                       The balance as of December 31, 2011 and 2012 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the consolidated balance sheets.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies:
Purchase obligations under "take or pay" arrangements

Year ending December 31,	RMB	US$
2013	2,167,035	347,833
2014	2,388,923	383,449
2015	2,640,972	423,905
2016	2,550,609	409,401
2017	2,519,181	404,356
Thereafter	4,933,664	791,908
Total	17,200,384	2,760,852

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Schedule of changes in goodwill

The following table sets forth the changes in goodwill for the years ended December 31, 2010, 2011 and 2012:

RMB
Balances as of December 31, 2010	273,666
Impairment	(273,382)
Disposal of a subsidiary	(284)
Balances as of December 31, 2011	—
Balances as of December 31, 2012	—

Schedule of intangible assets

	December 31, 2011
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,163
Technical know-how	5.7	209,084	(171,327)	—	37,757	5,999
Customer relationship	5.8	66,671	(51,714)	—	14,957	2,377
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9.0	137,820	(6,643)	(131,177)	—	—
Total		498,824	(257,261)	(131,177)	110,386	17,539

	December 31, 2012
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,257
Technical know-how	5.7	209,084	(207,534)	—	1,550	249
Customer relationship	5.8	66,671	(63,081)	—	3,590	576
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(304,835)	(131,177)	62,812	10,082

Schedule of aggregated amortization expense for intangible assets

	Year ended December 31, 2012
	2010	2011	2012
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	11,585	11,585	11,367	1,825
General and administrative expenses
Technical know-how	37,229	38,523	36,207	5,811
Total amortization expense	48,814	50,108	47,574	7,636

Schedule of estimated amortization expense
December 31, 2012
RMB
2013	3,953
2014	250
2015	250
2016	250
2017	250

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition
Summary of the acquisition-date fair value of the identifiable assets acquired, the liabilities assumed and the noncontrolling interest (excluding the effect of the cash capital injection) in connection with the business combination
April 8, 2011
RMB
Total assets	184,382
Total liabilities	(99,129)
Net assets acquired	85,253
Less: noncontrolling interest	17,051
Deemed cash consideration	16,000
Gain on bargain purchase	52,202

Geographic Revenue Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Revenue Information
Company's revenue from different geographic areas (based on the location of the customer)

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Europe:
- Germany	7,078,239	6,595,109	4,765,312	764,885
- Spain	704,355	511,757	381,910	61,301
- France	236,522	352,107	75,898	12,183
- Italy	853,788	700,646	389,218	62,474
- Belgium	—	70,236	56,653	9,093
- Holland	471,889	222,413	502,843	80,712
- Czech	286,901	9,899	9,529	1,529
- Greece	453,050	210,487	477,138	76,586
- England	174,875	227,122	117,381	18,841
- Others	46,846	169,516	89,960	14,438
Subtotal- Europe	10,306,465	9,069,292	6,865,842	1,102,042
PRC (excluding HK SAR, Macau and Taiwan)	745,917	3,261,886	2,653,341	425,891
HK SAR	16,500	—	7,674	1,232
United States of America	1,216,962	2,137,219	1,600,695	256,929
Japan	22,854	51,236	81,911	13,148
South Korea	154,769	13,036	16,775	2,693
Other countries	36,520	145,296	165,690	26,595
Total net revenues	12,499,987	14,677,965	11,391,928	1,828,530

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended																																																																			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Germany USD ($)	Dec. 31, 2012 Germany CNY	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2012 USA USD ($)	Dec. 31, 2012 USA CNY	Dec. 31, 2011 USA CNY	Dec. 31, 2010 USA CNY	Dec. 31, 2012 South Korea USD ($)	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2012 Hong Kong Special Administrative Region (the "HK SAR") USD ($)	Dec. 31, 2012 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2010 Hong Kong Special Administrative Region (the "HK SAR") CNY	Dec. 31, 2012 Europe USD ($)	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2012 Japan USD ($)	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2012 Net revenues Geographic concentration risk Germany, USA and PRC USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany, USA and PRC CNY	Dec. 31, 2012 Net revenues Geographic concentration risk Germany USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2011 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2010 Net revenues Geographic concentration risk Germany CNY	Dec. 31, 2012 Net revenues Geographic concentration risk USA USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2011 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2010 Net revenues Geographic concentration risk USA CNY	Dec. 31, 2012 Net revenues Geographic concentration risk PRC USD ($)	Dec. 31, 2012 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2011 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2010 Net revenues Geographic concentration risk PRC CNY	Dec. 31, 2012 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2011 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2010 Net revenues Geographic concentration risk for known government incentive programs	Dec. 31, 2010 Net revenues Customer concentration risk item	Dec. 31, 2012 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2011 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2010 Net revenues Customer concentration risk Top five customers item	Dec. 31, 2012 Net revenues Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2012 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2010 Net revenues Customer concentration risk Germany Customer A CNY	Dec. 31, 2012 Accounts receivable Customer concentration risk Top five accounts receivables item	Dec. 31, 2011 Accounts receivable Customer concentration risk Top five accounts receivables item	Dec. 31, 2012 Accounts receivable Customer concentration risk Germany Customer A USD ($)	Dec. 31, 2012 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2011 Accounts receivable Customer concentration risk Germany Customer A CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Germany Supplier C USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Germany Supplier C CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Singapore Supplier A USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Singapore Supplier A CNY	Dec. 31, 2012 Advances to suppliers Supplier concentration risk South Korea Supplier B USD ($)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2011 Advances to suppliers Supplier concentration risk South Korea Supplier B CNY	Dec. 31, 2012 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2011 Cash Financial institution concentration risk Individual financial institutions	Dec. 31, 2012 Cash Financial institution concentration risk PRC item	Dec. 31, 2011 Cash Financial institution concentration risk PRC item	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk USA Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Singapore Denominated in Singapore dollar (SGD) SGD	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in JPY JPY (¥)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in GBP GBP (£)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in RMB CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Hong Kong Special Administrative Region (the "HK SAR") Denominated in EURO EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD USD ($)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO CNY	Dec. 31, 2011 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in EURO EUR (€)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CHF	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Europe Denominated in CHF CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD USD ($)	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in USD CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY CNY	Dec. 31, 2012 Cash excluding restricted cash Financial institution concentration risk Japan Denominated in JPY JPY (¥)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in RMB CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD USD ($)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in USD CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO CNY	Dec. 31, 2011 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in EURO EUR (€)	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CHF	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk PRC Denominated in CHF CNY	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in CHF CHF	Dec. 31, 2012 Restricted cash and non-current restricted cash Financial institution concentration risk Europe Denominated in CHF CNY
Basis of Presentation
Net loss	$ (512,334)	(3,191,887)	(3,265,777)	1,698,033
Cash used in operating activities	(329,960)	(2,055,694)	340,829	2,499,751
Cash and cash equivalents	334,644	2,084,865	4,181,038	5,856,132	671,102	3,248,086
Short-term borrowings, including current portion of long-term debt	1,208,009	7,526,015	8,225,076
Principles of Consolidation
An ownership interest in subsidiary less than this percentage for considering as noncontrolling interests	100.00%	100.00%
Significant Concentrations and Risks
Revenues	1,828,530	11,391,928	14,677,965	12,499,987			764,885	4,765,312	6,595,109	7,078,239	256,929	1,600,695	2,137,219	1,216,962	2,693	16,775	13,036	154,769	1,232	7,674	16,500	1,102,042	6,865,842	9,069,292	10,306,465	13,148	81,911	51,236	22,854	1,447,705	9,019,348	11,994,214	9,041,118	764,885	4,765,312	6,595,109	7,078,239	256,929	1,600,695	2,137,219	1,216,962	425,891	2,653,341	3,261,886	745,917								123,357	768,526	1,240,351	1,501,037
Percentage of concentration of risk																														79.00%	79.00%	82.00%	72.00%	42.00%	42.00%	45.00%	57.00%	14.00%	14.00%	15.00%	10.00%	23.00%	23.00%	22.00%	5.00%	91.00%	100.00%	96.00%		26.00%	27.70%	30.80%	7.00%	7.00%	8.00%	12.00%	24.20%	33.80%																42.40%	56.80%
Number of major customers																																																	1	5	5	5
Number of major accounts receivable from customers																																																									5	5
Threshold percentage																																																	10.00%													10.00%	10.00%	10.00%										10.00%	10.00%
Accounts receivable	583,321	3,634,151	2,130,377																																																								4,780	29,777	24,254
Total prepayments to supplier	273,400	1,703,312	1,866,879																																																											220,368	1,372,915	1,425,988	153,815	958,284	875,645	29,618	184,523	217,381	36,935	230,108	332,962
Total cash held by financial institutions																																																																														2,082,732	4,177,522	1,380	8,676	14,477	91,218	490	3,077	282	1,776	76	15	539	111	1,006,387	2,391,014	98,542	619,383	197,529	1,244,612	61	833	18,403	1,811	78,841	9,479	128,091	15,693	10	30,806	193,630	22,037	138,851	43,010	5,171	12,919	1,583	890	5,610	127	799	98,239	11,811	167,703	20,546	176	1,200	404	2,555	3,574	48,925
Total restricted cash	155,195	966,878	1,432,282																																																																																																																														966,878	1,432,282	912,446	1,372,682	6,845	43,023	6,488	40,883	11,292	1,358	18,717	2,293	13	85	5	32
Deposits for the purchase of equipment	36,786	229,181	473,974
Number of individual financial institutions																																																																												2	3
Foreign Currency
Noon buying rate RMB to $1.00		6.2301
Cash and Restricted Cash
Maximum maturity period for letters of credit and letters of guarantee	1 year	1 year
Sale of Accounts Receivable
Proceeds from sale of accounts receivable	35,838	223,273	343,865
Loss on sale of accounts receivable	337	2,100	2,279	6,270
Prepayments to Suppliers
Amount of the prepayments to suppliers reduced and reclassified to inventories	79,562	495,679	476,113	424,044
Long-term prepayments to suppliers	$ 205,475	1,280,131	1,322,714

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment
Estimated useful lives	30 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	4 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	25 years
Furniture and fixtures | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment
Estimated useful lives	5 years
Motor vehicles | Minimum
Property, Plant and Equipment
Estimated useful lives	8 years
Motor vehicles | Maximum
Property, Plant and Equipment
Estimated useful lives	10 years

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Technical know-how Minimum	Dec. 31, 2012 Technical know-how Maximum	Dec. 31, 2012 Customer relationships Minimum	Dec. 31, 2012 Customer relationships Maximum	Dec. 31, 2012 Order backlog Minimum	Dec. 31, 2012 Order backlog Maximum	Dec. 31, 2012 Short-term supply agreements	Dec. 31, 2012 Long-term supply agreements Minimum	Dec. 31, 2012 Long-term supply agreements Maximum	Dec. 31, 2012 Land use rights Minimum	Dec. 31, 2012 Land use rights Maximum
Goodwill and Other Intangible Assets
Estimated useful lives					5 years 6 months	6 years	5 years 6 months	6 years	1 year	1 year 6 months	6 months	5 years	10 years	45 years	50 years
Impairment of Long-Lived Assets
Impairment of long-lived assets	$ 32,182	200,497	2,275,024
Impairment loss of goodwill			273,382
Government grant
Government grants related to the construction of the solar power plants received	34,346	213,976	125,599	102,480
Grants Amortized	2,108	13,130	9,484
Equity Investments
Impairment loss on equity investment			8,720
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Appropriation to general reserve fund	$ 74,096	461,623	405,512

Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 4) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011 CNY	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 30, 2011 Minimum	Dec. 31, 2012 Minimum	Sep. 30, 2011 Maximum	Dec. 31, 2012 Maximum
Revenue Recognition
Period of assembly and installation of PV systems							1 month		3 months
Shipping or delivery costs		$ 51,480	320,727	290,746	244,240
VAT rate (as a percent)		17.00%	17.00%
Employee Benefits Plans
Required contribution by company for each employee as a percentage on standard salary base		20.00%	20.00%
Standard salary base rate for medical insurance benefits (as a percent)							7.50%		10.00%
Standard salary base rate for unemployment (as a percent)							1.00%		2.00%
Standard salary base rate for housing fund (as a percent)							10.00%		12.00%
Standard salary base rate for other statutory benefits (as a percent)							1.20%		1.60%
Total amount of contributions		39,182	244,108	177,714	76,161
Warranty cost
Guarantee for defects in materials and workmanship						2 years		5 years
Period guaranteed for 90% multicrystalline PV modules of initial power generation capacity under warranty terms	10 years
Period guaranteed for 80% multicrystalline PV modules of initial power generation capacity under warranty terms	25 years
Percentage of initial power generation capacity guaranteed for 10 years for multicrystalline PV modules	90.00%
Percentage of initial power generation capacity guaranteed for 25 years for multicrystalline PV modules	80.00%
Warranty period of company's modules, storage, batteries, controllers and inverters							1 year		5 years
Warranty accrual rate as a percent of revenue		1.00%	1.00%
Percentage of nameplate power guaranteed for 10 years for multicrystalline PV modules under new and improved warranty terms		91.20%	91.20%
Period guaranteed for 91.2 % multicrystalline PV modules of initial power under new and improved warranty terms		10 years	10 years
Percentage of nameplate power guaranteed for 25 years for multicrystalline PV modules under new and improved warranty terms		80.70%	80.70%
Period guaranteed for 80.70% multicrystalline PV modules of nameplate power under new and improved warranty terms		25 years	25 years
Percentage of nameplate power guaranteed for first year for monocrystalline panda PV modules under new and improved warranty terms		98.00%	98.00%
Period guaranteed for 98.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms		1 year	1 year
Percentage of nameplate power guaranteed for 10 years for monocrystalline panda PV modules under new and improved warranty terms		92.00%	92.00%
Period guaranteed for 92.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms		10 years	10 years
Percentage of nameplate power guaranteed for 25 years for monocrystalline panda PV modules under new and improved warranty terms		82.00%	82.00%
Period guaranteed for 82.00% monocrystalline panda PV modules of nameplate power under new and improved warranty terms		25 years	25 years
Period for linear based power output warranty by year of company's multicrystalline PV modules		25 years	25 years
Number of PV modules that have been in use for the entire warranty periods		0	0
Changes in the carrying amount of accrued warranty liability
Beginning balance	303,641	73,471	457,733	303,641	189,233
Warranty expense for the current year		17,643	109,915	154,092	125,155
Warranty costs incurred or claimed		(1,973)	(12,291)		(10,747)
Total accrued warranty cost		89,141	555,357	457,733	303,641
Less: accrued warranty cost, current portion		5,749	35,819	32,383	22,469
Accrued warranty cost, excluding current portion		83,392	519,538	425,350	281,172
Firm Purchase Commitment
Provision for inventory purchase commitments				851,694
Income taxes
Percentage of likelihood of realization that the tax benefits must exceed in order for the amount to be recognized		50.00%	50.00%
Segment Reporting
Number of operating segments		1	1

Accounts Receivable (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Receivable
Accounts receivable	$ 629,444	3,921,502	2,473,683
Less: Allowance for doubtful accounts	(46,123)	(287,351)	(343,306)
Total accounts receivable, net	$ 583,321	3,634,151	2,130,377

Accounts Receivable (Details 2) (Allowance for doubtful accounts) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Movement of the allowance for doubtful accounts
Allowance for doubtful accounts, balance at the beginning of period	$ (55,104)	(343,306)	(309,482)	(323,025)
Additions	(11,872)	(73,962)	(45,612)	(788)
Reversal of allowance for doubtful accounts	867	5,401	6,624	13,886
Write-off of accounts receivable	19,986	124,516	5,164	445
Allowance for doubtful accounts, balance at the end of period	$ (46,123)	(287,351)	(343,306)	(309,482)

Accounts Receivable (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Maximum
Accounts Receivable
Term of credit for customers	4 months	4 months
Advances from customers	$ 130,605	813,679	894,021
Term of letters of credit				90 days
Accounts receivable denominated in currencies other than the RMB (as a percent)	31.00%	31.00%	44.00%
Accounts receivable pledged to secure short-term bank borrowings			12,978

Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventories
Raw materials	$ 116,740	727,300	628,818
Work-in-progress	46,300	288,456	346,126
Finished goods	242,018	1,507,794	1,695,975
Total inventories	405,058	2,523,550	2,670,919
Inventory write-downs	$ 106,807	665,416	469,872	16,467

Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Machinery and equipment USD ($)	Dec. 31, 2012 Machinery and equipment CNY	Dec. 31, 2011 Machinery and equipment CNY	Dec. 31, 2012 Furniture and fixtures USD ($)	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY
Property, Plant and Equipment
Total property, plant and equipment	$ 2,978,744	18,557,874	16,500,445	$ 469,249	2,923,470	2,247,643	$ 2,227,108	13,875,105	11,589,915	$ 18,344	114,284	84,562	$ 18,358	114,373	89,563	$ 245,685	1,530,642	2,488,762
Less: Accumulated depreciation	(459,728)	(2,864,153)	(1,836,237)
Less: Impairment	(397,349)	(2,475,521)	(2,275,024)
Total property, plant and equipment, net	$ 2,121,667	13,218,200	12,389,184

Property, Plant and Equipment (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Allocation of depreciation expense on property, plant and equipment
Cost of revenues	$ 168,713	1,051,098	754,977	432,989
Selling expenses	224	1,396	993	1,817
General and administrative expenses	8,883	55,343	36,473	24,223
Research and administrative expenses	4,818	30,016	34,355	12,130
Total depreciation expense	$ 182,638	1,137,853	826,798	471,159

Property, Plant and Equipment (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY
Property, Plant and Equipment
Interest cost capitalized					$ 21,022	130,967	202,138	272,369
Interest cost charged to income	143,998	897,124	626,737	438,011	143,998	897,124	626,737	438,011
Total interest cost incurred					165,020	1,028,091	828,875	710,380
Property, plant and equipment pledged to secure short-term bank borrowings	$ 1,005,175	6,262,340	3,598,348

Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 Foreign currency forward contracts USD ($)	Dec. 31, 2012 Foreign currency forward contracts EUR (€)	Dec. 31, 2011 Foreign currency forward contracts USD ($)	Dec. 31, 2011 Foreign currency forward contracts EUR (€)	Dec. 31, 2012 Interest rate swap USD ($)	Dec. 31, 2011 Interest rate swap USD ($)	Dec. 31, 2009 Interest rate swap USD ($) item
Derivative Instruments and Hedging Activities
Number of operating subsidiaries	2
Derivative Instruments and Hedging Activities
Number of derivative contracts								1
Notional amount of derivative contracts entered		$ 21,000	€ 39,000	$ 48,000	€ 76,680
Notional amount of derivative contracts entered								70,000
Outstanding notional amounts		$ 18,000		$ 48,000		$ 36,000	$ 45,000

Derivative Instruments and Hedging Activities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 Derivatives designated as hedges USD ($)	Dec. 31, 2012 Derivatives designated as hedges CNY	Dec. 31, 2011 Derivatives designated as hedges CNY	Dec. 31, 2012 Derivatives not designated as hedges USD ($)	Dec. 31, 2012 Derivatives not designated as hedges CNY	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2012 Foreign currency contract Derivatives designated as hedges USD ($)	Dec. 31, 2012 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY
Fair values of all derivatives held by the Company
Assets	$ 533	3,323	490				$ 533	3,323	490
Liability				$ 2,176	13,557	23,370				$ 2,176	13,557	23,370

Derivative Instruments and Hedging Activities (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Derivatives not designated as hedges USD ($)	Dec. 31, 2012 Derivatives not designated as hedges CNY	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2010 Derivatives not designated as hedges CNY	Dec. 31, 2012 Foreign currency contract Cash flow hedge Derivatives designated as hedges USD ($)	Dec. 31, 2012 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2010 Foreign currency contract Cash flow hedge Derivatives designated as hedges CNY	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2010 Interest rate swap Derivatives not designated as hedges CNY
Gain (loss) on derivative instruments
Amount of Loss (Gain) Recognized in Other Comprehensive Income					$ (2,382)	(14,839)	(18,441)	54,679
Amount of Loss (Gain) Reclassified from Other Comprehensive Income into Income/Loss					(2,139)	(13,326)	(17,872)	54,601
Amount of Loss Recognized in Income on Derivative	$ (311)	(1,958)	(8,481)	(22,945)					$ (311)	(1,958)	(8,481)	(22,945)

Fair Value Measurements (Details) (Recurring, CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total fair value | Foreign currency forward contracts
Assets:
Derivative assets	3,323	490
Total	3,323	490
Total fair value | Interests rate swap contract
Liabilities:
Derivative liabilities	13,557	23,370
Total	13,557	23,370
Significant other observable inputs (Level 2) | Foreign currency forward contracts
Assets:
Derivative assets	3,323	490
Total	3,323	490
Significant unobservable inputs (Level 3) | Interests rate swap contract
Liabilities:
Derivative liabilities	13,557	23,370
Total	13,557	23,370

Fair Value Measurements (Details 2) (Interest rate swap, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swap
Activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs
Balance at the beginning of the period	23,370	30,663	22,986
Total realized and unrealized losses included in earnings	1,958	8,481	22,945
Settlement	(11,771)	(15,774)	(15,268)
Balance at the end of the period	13,557	23,370	30,663
Total losses for the period included in earnings attributable to the change in unrealized losses relating to liabilities held at the end of the period	(9,813)	(7,293)	7,677

Fair Value Measurements (Details 3) (Convertible Senior Notes, CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Convertible Senior Notes
Fair Value of Financial Instruments
Fair value of financial instrument	9,317

Fair Value Measurements (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Nonrecurring Total fair value CNY	Dec. 31, 2011 Nonrecurring Total fair value CNY	Dec. 31, 2012 Nonrecurring Significant unobservable inputs (Level 3) CNY	Dec. 31, 2011 Nonrecurring Significant unobservable inputs (Level 3) CNY
Fair Value of Financial Instruments
Property, plant and equipment, net				13,218,200	12,389,184	13,218,200	12,389,184
Goodwill
Total losses, property, plant and equipment, net	32,182	200,497	2,275,024
Total losses, goodwill			273,382

Equity Investments (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2011 Hainan Solar Power CNY	Sep. 30, 2009 Hainan Solar Power Yingli China and two other entities CNY	Sep. 30, 2011 Shuntong Wuliu CNY
Equity Investments
Equity investments	25,127	$ 27,807	173,241
Equity interest (as a percent)				50.00%			20.00%	49.00%
Provision for equity investment	8,720				8,720
Amount paid to acquire equity interest						20,362	6,000	1,470

Equity Investments (Details 2) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2009 Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. Yingli China and two other entities CNY	Jul. 31, 2011 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China and two other entities CNY	Feb. 28, 2010 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China and two other entities CNY	Nov. 30, 2012 China Develop Zhengxin Investment Fund USD ($)	Nov. 30, 2012 China Develop Zhengxin Investment Fund CNY	Nov. 30, 2012 China Develop Zhengxin Investment Fund Yingli Hainan with another twenty investors
Cost method investment
Period of operation of investee						10 years
Amount contributed to acquire equity interest	600	1,875	10,000	$ 24,077	150,000
Equity interest (as a percent)	10.00%		10.00%	4.76%	4.76%

Borrowings (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Bank borrowings guaranteed by bank deposits USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by bank deposits CNY	Dec. 31, 2011 Bank borrowings guaranteed by bank deposits CNY	Dec. 31, 2012 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by accounts receivable CNY	Dec. 31, 2012 Unsecured loans USD ($)	Dec. 31, 2012 Unsecured loans CNY	Dec. 31, 2011 Unsecured loans CNY
Short-term bank borrowings
Total short-term bank borrowings	$ 1,208,009	7,526,015	8,225,076	$ 62,832	391,448	900,890	$ 553,523	3,448,503	3,197,817	$ 124,115	773,248	475,245	12,978	$ 224,281	1,397,292	1,911,687
Current portion of long-term debt	$ 243,258	1,515,524	1,726,459
Weighted average interest rate (as a percent)	0.0593	0.0593	0.0623
Maximum maturity period	1 year	1 year

Borrowings (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Secured loans China Development Bank USD ($)	Dec. 31, 2012 Secured loans China Development Bank CNY	Dec. 31, 2011 Secured loans China Development Bank CNY	Dec. 31, 2012 Unsecured loans USD ($)	Dec. 31, 2012 Unsecured loans CNY	Dec. 31, 2011 Unsecured loans CNY	Dec. 31, 2012 Bank borrowings secured by multiple assets USD ($)	Dec. 31, 2012 Bank borrowings secured by multiple assets CNY	Dec. 31, 2011 Bank borrowings secured by multiple assets CNY	Dec. 31, 2012 Bank borrowings guaranteed by related parties USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2011 Bank borrowings guaranteed by related parties CNY	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment USD ($)	Dec. 31, 2012 Bank borrowings guaranteed by property, plant and equipment CNY	Dec. 31, 2011 Bank borrowings guaranteed by property, plant and equipment CNY	Mar. 31, 2010
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)
Sep. 30, 2008
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
USD ($)
Dec. 31, 2012
Bank borrowings at an interest rate of 6 - month LIBOR plus 3%
DEG - Deutsche Investitions - und Entwicklungsgesellschaft mbH, Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V. and Societe de Promotion et Participation. pour la Cooperation Economique
Tianwei Yingli
CNY
																						Dec. 31, 2009 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	Dec. 31, 2008 Bank borrowings at an interest rate of 6-month LIBOR plus 6% China Development Bank Yingli China USD ($)	May 31, 2010 Bank borrowings at an interest rate of 12 - month LIBOR plus 1.7% Luso International Banking Ltd. Tianwei Yingli USD ($)	Aug. 31, 2011 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	May 31, 2010 Bank borrowings at an interest rate of 5.76% Industrial and Commercial Bank of China Limited Yingli Hainan CNY	Jun. 30, 2011 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Jun. 30, 2010 Bank borrowings at a floating interest rate of five - year Renminbi benchmark loan rates plus an additional surcharge of 2.5% Bank of Communications Co., Ltd Yingli Hainan CNY	Nov. 30, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli Hainan CNY	Oct. 31, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Development Bank Yingli New Energy Resources Co., Ltd. CNY	Jul. 31, 2010 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates Export - Import Bank of China Yingli China CNY	Feb. 28, 2011 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Dec. 31, 2012 Bank borrowings at an interest rate of five-year Renminbi benchmark loan rates China Merchants Bank Yingli Hainan CNY	Aug. 31, 2010 Bank borrowings at an interest rate applicable to Export Seller's Credit Export - Import Bank of China Tianwei Yingli CNY	Mar. 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	Dec. 31, 2012 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 10% China Communications Bank Yingli China CNY	May 31, 2011 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Dec. 31, 2012 Bank borrowings at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% Bank of China and China Citic Bank Yingli China CNY	Oct. 31, 2011 Bank borrowings at an interest rate of 6-month LIBOR plus 520 basis points China Development Bank Yingli New Energy Resources Co., Ltd. USD ($)	Mar. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan USD ($)	Mar. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan CNY	Dec. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of three-month LIBOR plus 590 basis points China Development Bank Yingli Hainan CNY	Oct. 30, 2011 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Oct. 30, 2011 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of 6.31% China Development Bank Hengshui Yingli CNY	May 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli USD ($)	May 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY	Dec. 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli USD ($)	Dec. 31, 2012 Bank borrowings at an interest rate of 7.76% China Development Bank Hengshui Yingli CNY
Borrowings
Total long-term bank debt	$ 897,574	5,591,980	5,178,358	$ 544,237	3,390,651	283,541	$ 48,152	300,000	1,300,000	$ 204,146	1,271,849	2,183,167	$ 88,235	549,710	1,312,225	$ 12,804	79,770	99,425
Carrying value as of the balance sheet date of the portion of long-term debt not otherwise specified in the taxonomy that is scheduled to be repaid within one year or the normal operating cycle, if longer	(243,258)	(1,515,524)	(1,726,459)
Total long-term borrowings	654,316	4,076,456	3,451,899
Amount of loan agreement																				75,000			70,000	20,000		180,000		220,000	900,000			350,000	500,000	400,000		1,000,000	1,000,000		1,160,000		100,000	117,000	735,704			50,000	311,505			40,930	255,000
Interest rate (as a percent)																										5.76%																				6.31%	6.31%			7.76%	7.76%
Maturity period																				5 years			8 years	3 years		5 years		5 years	8 years			8 years	5 years	5 years		2 years	45 months		42 months		8 years	7 years	7 years			8 years	8 years			8 years	8 years
Basis of interest rate																				6-month LIBOR			6-month LIBOR	12-month LIBOR				interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan rate			interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan	interest rate of five-year Renminbi benchmark loan			interest rate of three to five-year Renminbi benchmark loan		interest rate of three to five-year Renminbi benchmark loan		6-month LIBOR	three-month LIBOR	three-month LIBOR
Basis spread (as a percent)																				3.00%			6.00%	1.70%				2.50%									10.00%		5.00%		5.20%	5.90%	5.90%
Amount of principal repayable in installment																			9,375						20,000		55,000
Minimum amount of transfers of assets, loans and contributions to the borrower's subsidiaries subject to restrictions																					20,000
Minimum amount of sales, transfer or disposal of any assets subject to restrictions																					300,000
Amount of principal repayable in installment																						8,000
Amount of principal repayable in installment for the remaining six years																						9,000
Amount withdrawn																														142,996	900,000				368,000			367,480		481,000				117,000	735,704			47,418	295,419			40,930	255,000
Aggregate maturities of long-term debt
2013	243,258	1,515,524																															70,000
2014	175,948	1,096,174																															140,000
2015	149,750	932,958																															170,000
2016	114,928	716,015																															120,000
2017	85,009	529,617
Thereafter	128,681	801,692
Total	$ 897,574	5,591,980

Borrowings (Details 3) In Millions, unless otherwise specified	Dec. 31, 2012 Short-term financing USD ($)	Dec. 31, 2012 Short-term financing CNY	Dec. 31, 2012 Long-term financing USD ($)	Dec. 31, 2012 Long-term financing CNY
Borrowings
Unused lines of credit	$ 563	3,506	$ 384	2,395

Structured Loan (Details) (Structured Loan)	0 Months Ended				1 Months Ended	12 Months Ended
	Jun. 29, 2009 USD ($)	Jun. 15, 2009	Apr. 07, 2009 USD ($)	Apr. 07, 2009 CNY	Jan. 31, 2009 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2009 USD ($)
Debt
Term of loan facility					3 years
Maximum borrowing capacity					$ 80,000,000
Interest rate (as a percent)					12.00%
Number of ordinary shares that can be acquired					1
Maximum number of warrants to be granted (in shares)		6,600,000
Equity interest in Yingli Green Energy (as a percent)					43.00%
Amount of loan facility drew down			50,000,000	341,795,000
Number of warrants granted (in shares)			4,125,000	4,125,000
Initial strike price (in dollars per share)			$ 5.64						$ 5.06
Penalty on early repayment of debt	$ 1,000,000
Number of warrants exercised (in shares)						2,475,000	1,650,000
Issuance of ordinary shares upon exercise of warrants						1,444,060	1,010,211
Number of warrants outstanding (in shares)						0		0

Convertible Senior Notes (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended							1 Months Ended	12 Months Ended				24 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2011 CNY	Dec. 14, 2012 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 14, 2012 Zero coupon convertible senior notes due 2012 CNY	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 CNY	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 USD ($)	Jan. 02, 2009 Zero coupon convertible senior notes due 2012 CNY	Dec. 13, 2007 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2007 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2012 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 31, 2012 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2011 Zero coupon convertible senior notes due 2012 CNY	Dec. 31, 2010 Zero coupon convertible senior notes due 2012 CNY	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 USD ($)	Dec. 15, 2010 Zero coupon convertible senior notes due 2012 CNY
Convertible Senior Notes
Principal amount									$ 172,500
Coupon Rate (as a percent)											0.00%	0.00%
Net proceeds from the offering										166,800
Initial conversion rate per US$1										$ 23.0415
Conversion price (in dollars per ADS)									$ 43.4
Total number of shares to be converted										3,974,659
Redemption price per US$1 principal amount									$ 1.2883
Redemption price of debt instrument (as a percent)									128.83%
Equity component (conversion option)							6,046	44,479
Carrying Amount							166,454	1,224,569					7,561
Proceeds from the issuance accounted as conversion feature									0
Debt discount amortized	105,626						6,046	44,479						14,103
Effective interest rate (as a percent)							6.46%	6.46%
Aggregate principal amount repurchased and settled in cash			1,200	7,552											171,300	1,140,276
Accrued unpaid interest payable repurchased and settled in cash			346	2,177	28,145	187,347
Convertible Senior Notes
Principal amount of Convertible Senior Notes							166,454	1,224,569					7,561
Cumulative interest payable													1,657
Net carrying amount		9,218											9,218
Debt issuance cost capitalized									5,473
Interest relating to the Convertible Senior Notes
Contractual coupon interest											84	520	1,483	64,786
Amortization of debt discount	105,626						6,046	44,479						14,103
Amortization of debt issuance cost														11,846
Interest cost capitalized											(10)	(65)	(362)	(34,789)
Total interests expense											$ 74	455	1,121	55,946

Senior Secured Convertible Notes (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				0 Months Ended
	Feb. 28, 2009 Senior secured convertible notes	Dec. 31, 2012 Senior secured convertible notes USD ($)	Dec. 31, 2011 Senior secured convertible notes USD ($)	Feb. 10, 2009 Senior secured convertible notes USD ($)	Jan. 16, 2009 Senior secured convertible notes USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes First Tranche CNY	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jun. 10, 2009 Senior Secured Convertible Notes First Tranche CNY	May 18, 2009 Senior Secured Convertible Notes First Tranche USD ($)	May 18, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche USD ($)	Jan. 16, 2009 Senior Secured Convertible Notes First Tranche CNY	Jan. 18, 2012 Senior Secured Convertible Notes Second Tranche USD ($)	Jan. 18, 2012 Senior Secured Convertible Notes Second Tranche CNY	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Sep. 21, 2010 Senior Secured Convertible Notes Second Tranche CNY	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche USD ($)	Aug. 10, 2010 Senior Secured Convertible Notes Second Tranche CNY	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche USD ($)	Jul. 02, 2009 Senior Secured Convertible Notes Second Tranche CNY
Debt
Maximum borrowing capacity of senior secured convertible notes					$ 50,000
Aggregate principal amount												20,000	136,564							29,449	201,084
Interest rate (as a percent)		10.00%
Number of shares per specified principal amount into which debt instrument is convertible	22,933	17,699
Principal amount used for debt instrument conversion ratio		100
Conversion price (in dollars per ADS)		$ 5.65	$ 4.06	$ 4.36
Redemption price of debt instrument (as a percent)		152.00%
Guaranteed rate of return per annum in addition to stated coupon rate (as a percent)		15.00%
Maximum number of days used in calculating average share price at which if the company issues shares, the conversion rate shall be increased		10 days
Number of forward-looking days' VWAP used in calculating minimum conversion price		20 days
Number of backward-looking days' VWAP used in calculating minimum conversion price			20 days
Fair value of conversion feature										25,033	170,893	11,969	81,538
Debt discount												11,969	81,538							29,449	201,210
Period for amortization												3 years	3 years							2 years 6 months	2 years 6 months
Loss from revaluation of embedded derivative liability										13,064	89,355
Carrying amount of notes converted						11,279	76,410	8,721	59,596					14,562	92,039	13,083	87,652	1,804	12,221
Number of shares into which notes are converted						2,586,630	2,586,630	2,000,000	2,000,000					3,588,025	3,588,025	3,000,344	3,000,344	413,714	413,714
Interest expense								$ 4,520	30,890					$ 7,464	47,178	$ 7,514	50,857

Medium-term notes (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended
	Oct. 31, 2010 Medium-term notes Tianwei Yingli item	Dec. 31, 2012 Medium-term notes Tianwei Yingli	Oct. 13, 2010 Medium-term notes Tianwei Yingli CNY	Dec. 31, 2012 Medium-term notes Yingli China item	Mar. 31, 2012 Medium-term notes Yingli China CNY	Oct. 31, 2010 Medium-term notes first tranche Tianwei Yingli	Oct. 13, 2010 Medium-term notes first tranche Tianwei Yingli CNY	Dec. 31, 2012 Medium-term notes first tranche Yingli China	May 03, 2012 Medium-term notes first tranche Yingli China USD ($)	May 03, 2012 Medium-term notes first tranche Yingli China CNY	May 10, 2011 Medium-term notes second tranche Tianwei Yingli CNY	Dec. 31, 2012 Medium-term notes second tranche Yingli China	May 03, 2012 Medium-term notes second tranche Yingli China USD ($)	May 03, 2012 Medium-term notes second tranche Yingli China CNY
Debt
Principal amount			2,400,000		1,500,000		1,000,000		$ 192,613	1,200,000	1,400,000		$ 48,153	300,000
Term of loan facility	5 years							3 years				5 years
Number of tranches allowed	2			2
Fixed annual interest rate for first three years (as a percent)							4.30%
Number of years initial interest rate is applicable						3 years
Fixed annual interest rate for remaining two years (as a percent)							5.70%
Remaining number of years subsequent interest rate is applicable						2 years
Effective interest rate (as a percent)		4.82%
Interest rate (as a percent)									5.78%	5.78%	6.15%		6.01%	6.01%

Long-term payable (Details) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2009 item	Jan. 31, 2011 Yingli China USD ($)	Jan. 31, 2011 Yingli China CNY	Sep. 30, 2009 Yingli China CNY	Dec. 31, 2012 Yingli China USD ($)	Dec. 31, 2012 Yingli China CNY	Dec. 31, 2011 Yingli China USD ($)	Dec. 31, 2011 Yingli China CNY	Dec. 31, 2010 Yingli China CNY	Jan. 31, 2011 Yingli China Yingli Hainan	Sep. 30, 2009 Unrelated entity one CNY	Dec. 31, 2010 Unrelated entity one CNY	Sep. 30, 2009 Unrelated entity two CNY	Dec. 31, 2010 Unrelated entity two CNY
Long-term payable
Number of other entities unrelated to the company that contributed to establish equity interest	2
Contribution made to acquire equity interest				100,000					150,000		60,000	90,000	40,000	60,000
Percentage of ownership				50.00%							30.00%		20.00%
Term over which the entity is committed to purchase additional equity ownership									3 years
Percentage of equity ownership committed to be purchased by the entity									30.00%
Cost of equity ownership committed to be purchased									150,000
Term of bank borrowing rate applicable on cost of equity ownership committed to be purchased									3 years
Percentage of expected losses absorbed by primary beneficiary					80.00%	80.00%
Percentage of expected residual returns absorbed by primary beneficiary					80.00%	80.00%
Percentage of variable interest not held by the company					20.00%	20.00%
Liability representing the 30% equity owner's cash contribution plus accrued unpaid interest									157,654
30% equity owner's cash contribution									150,000
Percentage of equity interest purchased by the entity										30.00%
Repayment of borrowings		23,833	150,000
Unpaid interest on borrowings					$ 1,030	6,419	$ 1,030	6,419

Share Repurchase Program (Details)	12 Months Ended						15 Months Ended		0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 ADSs CNY	Dec. 31, 2011 ADSs USD ($)	Dec. 31, 2011 ADSs CNY	Dec. 31, 2012 ADSs USD ($)	Dec. 31, 2012 ADSs CNY	Sep. 30, 2011 ADSs Maximum USD ($)
Share Repurchase Program
Repurchase amount authorized									$ 100,000,000
Period over which shares repurchased									12 months
Share repurchase (in shares)			159,687	159,687	5,567,021	5,567,021	5,726,708	5,726,708
Value of shares repurchased	3,493,000	123,838,000	$ 800,000	3,500,000	$ 19,600,000	123,800,000	$ 20,400,000	127,300,000

Financial Obligations (Details) In Thousands, unless otherwise specified	1 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CNY	Jul. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Financial Obligations
Carrying amount of leased assets sold to a third party	$ 16,528	102,971	91,959	$ 29,326	182,706	91,829
Cash consideration for leased assets sold to a third party	15,891	99,000	90,000
Contract term	18 years	18 years	5 years
Remaining useful lives of leased equipment	25 years	25 years
Loss recognized which is being deferred and amortized in the consolidated statement of comprehensive income over the remaining useful lives of the leased assets	637	3,971	1,959
Amount of the equipments and related depreciation recorded under capital lease
Equipment				31,508	196,301	95,034
Less: accumulated depreciation				(2,182)	(13,595)	(3,205)
Net Value	16,528	102,971	91,959	29,326	182,706	91,829
Future minimum payments required under non-cancellable sale-leaseback
2013				5,508	34,314
2014				5,516	34,363
2015				5,447	33,937
2016				4,538	28,270
2017				1,832	11,412
Thereafter				16,882	105,179
Total minimum lease payments				39,723	247,475
Less: Amount representing interest				12,815	79,836
Present value of net minimum lease payments				26,908	167,639
Current portion				3,609	22,485
Non-current portion				$ 23,299	145,154

Accrual for Loss on Inventory Purchase Commitments (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accrual for Loss on Inventory Purchase Commitments
Provision for inventory purchase commitments		851,694
Accrual for potential losses on inventory firm purchase commitments	851,694

Income Taxes (Details)	12 Months Ended				12 Months Ended			24 Months Ended	36 Months Ended				12 Months Ended	36 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cayman Islands and British Virgin Islands	Dec. 31, 2012 PRC	Dec. 31, 2008 PRC	Dec. 31, 2007 PRC Tianwei Yingli	Dec. 31, 2013 PRC Tianwei Yingli	Dec. 31, 2011 PRC Tianwei Yingli	Dec. 31, 2013 PRC Yingli China	Dec. 31, 2010 PRC Yingli China	Dec. 31, 2011 PRC Fine Silicon	Dec. 31, 2011 PRC Yingli Hainan	Dec. 31, 2015 PRC Yingli Hainan	Dec. 31, 2012 Germany	Dec. 31, 2012 Germany Yingli Europe	Dec. 31, 2012 Germany Yingli Greece	Dec. 31, 2012 United States of America
Income Taxes
Withholding income tax rate for dividends distributed (as a percent)				0.00%
Income Tax Foreign Statutory Corporate Tax Rate															15.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%	25.00%
Preferential income tax rate(as a percent)								15.00%	12.50%	15.00%	15.00%	15.00%		12.50%
Exemption period for income tax rate							2 years						2 years
Exemption period for half of the income tax rate starting from first profit-making year							3 years						3 years
Federal corporation tax rate (as a percent)																		34.00%
State corporation tax rate																		6.60%
Reduction in tax for three years following the exemption period (as a percent)									50.00%
Solidarity surcharge on corporation income taxes (as a percent)															5.50%
Trade income tax rate (as a percent)																17.15%	12.78%
Aggregate statutary income tax rate (as a percent)																32.98%	28.60%	38.40%

Income Taxes (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands USD ($)	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2010 Cayman Islands CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 U.S. USD ($)	Dec. 31, 2012 U.S. CNY	Dec. 31, 2011 U.S. CNY	Dec. 31, 2010 U.S. CNY	Dec. 31, 2012 Other foreign countries USD ($)	Dec. 31, 2012 Other foreign countries CNY	Dec. 31, 2011 Other foreign countries CNY	Dec. 31, 2010 Other foreign countries CNY
Income Taxes
Total earnings (loss) before income taxes	$ (545,358)	(3,397,629)	(3,399,190)	2,031,499	$ (31,642)	(197,133)	(255,912)	(341,512)	$ (471,151)	(2,935,315)	(3,122,969)	2,304,362	$ (7,472)	(46,550)	17,024	(14,006)	$ (35,093)	(218,631)	(37,333)	82,655
Total current income tax expense	2,313	14,410	182,083	348,537					46	285	135,848	323,539	723	4,503	7,380	50	1,544	9,622	38,855	24,948
Deferred income tax benefit	(35,337)	(220,152)	(315,496)	(15,071)					(35,175)	(219,143)	(322,506)	(15,071)					(162)	(1,009)	7,010
Total income tax expense (benefit)	$ (33,024)	(205,742)	(133,413)	333,466

Income Taxes (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference in actual income tax expense (benefit) from the amounts computed by applying the PRC EIT rate
Computed "expected" tax expense (benefit)	$ (136,339)	(849,407)	(849,798)	507,875
PRC tax rate differential, preferential rate	34,619	215,678	22,119	(98,715)
Tax rate differential for non-PRC entities	17,521	109,157	95,814	107,259
Tax rate change	20,058	124,965	(4,124)
Tax holiday			(61,357)	(127,864)
Research and development tax credit	(6,074)	(37,839)	(56,391)	(78,525)
Non-deductible expenses:
Impairment of goodwill			68,346
Staff welfare in excess of allowable limits	1,186	7,386	2,672	1,099
Share-based compensation	1,425	8,876	18,483	18,688
Entertainment expenses	336	2,092	1,335	1,502
Change in valuation allowance	31,253	194,715	627,295
German dividend withholding tax	1,530	9,529	10,400
Others	1,461	9,106	(8,207)	2,147
Actual income tax expense (benefit)	(33,024)	(205,742)	(133,413)	333,466
Decrease (increase) in net income (loss) and basic and diluted earnings (loss) per share without tax holiday
Decrease (increase) in net income (loss)			(52,951)	94,632
Basic earnings (loss) per share			(0.34)	0.62
Diluted earnings (loss) per share			(0.34)	0.59
Income tax recoverable	$ 24,297	151,373	145,029

Income Taxes (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	$ 9,928	61,853	69,818
Inventories	3,808	23,727	25,761
Employee benefits	1,119	6,969	2,964
Accrued warranty	13,688	85,277	100,950
Property, plant and equipment	94,435	588,342	623,573
Change in fair value of derivative instruments	246	1,535	5,861
Net operating loss carryforwards	99,551	620,210	102,775
Investment loss	504	3,139	5,296
Provision for inventory purchase commitment	17,860	111,272	177,373
Total gross deferred income tax assets	241,140	1,502,324	1,114,371
Valuation allowance	(131,943)	(822,010)	(627,295)
Net deferred income tax assets	109,197	680,314	487,076
Gross deferred income tax liabilities:
Property, plant and equipment	(3,812)	(23,751)	(37,698)
Intangible assets	(1,501)	(9,354)	(21,312)
Withholding income tax	(963)	(6,001)	(7,010)
Total gross deferred income tax liabilities	(6,276)	(39,106)	(66,020)
Net deferred income tax assets	102,921	641,208	421,056
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	18,298	114,002	168,256
Non-current deferred income tax assets, included in other assets	87,974	548,085	293,794
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(963)	(6,001)	(7,010)
Non-current deferred income tax liabilities, included in other liabilities	(2,388)	(14,878)	(33,984)
Net deferred income tax assets	$ 102,921	641,208	421,056

Income Taxes (Details 5) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC PRC subsidiaries USD ($)	Dec. 31, 2012 PRC PRC subsidiaries CNY	Dec. 31, 2012 PRC Fine Silicon USD ($)	Dec. 31, 2012 PRC Fine Silicon CNY	Dec. 31, 2011 PRC Fine Silicon CNY
Tax loss carryforwards
Tax loss carryforwards					$ 547,686	3,412,136
Tax loss carryforward in 2013						8,020
Tax loss carryforward in 2014						25,464
Tax loss carryforward in 2015						55,486
Tax loss carryforward in 2016						481,892
Tax loss carryforward in 2017						2,841,274
Increase valuation allowance for net deferred tax assets	31,253	194,715	627,295				31,253	194,715
Valuation allowance for net deferred tax assets	$ 131,943	822,010	627,295				$ 131,943	822,210	627,295

Income Taxes (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2012 Investment in foreign subsidiaries PRC USD ($)	Dec. 31, 2012 Investment in foreign subsidiaries PRC CNY	Dec. 31, 2012 Investment in foreign subsidiaries Germany
Deferred tax liability not recognized
Withholding income tax rate for dividends distributed (as a percent)						10.00%	10.00%	26.38%
Deferred income tax liability for the undistributed earnings						$ 25,488	158,792
Undistributed earnings of foreign subsidiaries						254,879	1,587,922
Interest and penalties related to unrecognized tax benefits	0	0	0
Period of statute of limitations				3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount				5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years				$ 16	100
Period of statute of limitations for transfer pricing issues				10 years	10 years

Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			0 Months Ended			1 Months Ended		12 Months Ended
	Jan. 19, 2007 Management	Jan. 19, 2007 Restricted shares item	Dec. 31, 2012 Restricted shares	Dec. 31, 2011 Restricted shares	Dec. 31, 2010 Restricted shares	Jan. 19, 2007 Restricted shares Management item	Jan. 19, 2007 Restricted shares Directors and officers item	Jan. 19, 2007 Restricted shares Other employees item	Apr. 30, 2007 Restricted shares Executives item	Apr. 30, 2007 Restricted shares Third party consultant item	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2012 2006 Stock Incentive Plan	Dec. 31, 2012 2006 Stock Incentive Plan Restricted shares Maximum	Dec. 31, 2012 2006 Stock Incentive Plan Stock options Maximum
Share-Based Compensation
Number of shares the company is authorized to issue													12,745,438	2,715,243	10,030,195
Number of participants to whom unvested shares were granted						68	8	60	1	1
Vesting of awards per year (percent) ratably on the anniversary of the grant date	20.00%
Vesting period	5 years
Anniversary on which the vesting of shares begins	1 year
Period that the company has the option to purchase all or part of shares after first vesting	6 months
Estimated fair value of underlying ordinary shares (in dollars per share)											$ 6.72	$ 7.7
Preferred stock conversion basis, numerator		1
Preferred stock conversion basis, denominator		1
Estimated IPO stock issuance price (in dollars per share)									$ 11
Number of Non-vested Shares
Outstanding at the beginning of the period (in shares)			523,316	1,031,528	1,559,292
Granted (in shares)				20,000		2,576,060	1,576,300	999,760	30,000	15,000
Vested (in shares)			(523,316)	(525,764)	(527,764)
Forfeited (in shares)				(2,448)
Outstanding at the end of the period (in shares)				523,316	1,031,528
Grant date Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share)			$ 5.02	$ 5	$ 5.1
Granted (in dollars per share)				$ 5.95
Vested (in dollars per share)			$ 5.02	$ 5.02	$ 4.97
Forfeited (in dollars per share)				$ 4.96
Outstanding at the end of the period (in dollars per share)				$ 5.02	$ 5
Additional disclosures
Total fair value of non-vested shares vested (in dollars)			$ 2,627	$ 2,639	$ 2,623

Share-Based Compensation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Restricted shares USD ($)	Dec. 31, 2012 Restricted shares CNY	Dec. 31, 2011 Restricted shares CNY	Dec. 31, 2010 Restricted shares CNY	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2012 Stock options CNY	Dec. 31, 2011 Stock options CNY	Dec. 31, 2010 Stock options CNY	Dec. 31, 2012 Cost of revenues Restricted shares USD ($)	Dec. 31, 2012 Cost of revenues Restricted shares CNY	Dec. 31, 2011 Cost of revenues Restricted shares CNY	Dec. 31, 2010 Cost of revenues Restricted shares CNY	Dec. 31, 2012 Cost of revenues Stock options USD ($)	Dec. 31, 2012 Cost of revenues Stock options CNY	Dec. 31, 2011 Cost of revenues Stock options CNY	Dec. 31, 2010 Cost of revenues Stock options CNY	Dec. 31, 2012 Selling expenses Restricted shares USD ($)	Dec. 31, 2012 Selling expenses Restricted shares CNY	Dec. 31, 2011 Selling expenses Restricted shares CNY	Dec. 31, 2010 Selling expenses Restricted shares CNY	Dec. 31, 2012 Selling expenses Stock options USD ($)	Dec. 31, 2012 Selling expenses Stock options CNY	Dec. 31, 2011 Selling expenses Stock options CNY	Dec. 31, 2010 Selling expenses Stock options CNY	Dec. 31, 2012 General and administrative expenses Restricted shares USD ($)	Dec. 31, 2012 General and administrative expenses Restricted shares CNY	Dec. 31, 2011 General and administrative expenses Restricted shares CNY	Dec. 31, 2010 General and administrative expenses Restricted shares CNY	Dec. 31, 2012 General and administrative expenses Stock options USD ($)	Dec. 31, 2012 General and administrative expenses Stock options CNY	Dec. 31, 2011 General and administrative expenses Stock options CNY	Dec. 31, 2010 General and administrative expenses Stock options CNY	Dec. 31, 2012 Research and development expenses Restricted shares USD ($)	Dec. 31, 2012 Research and development expenses Restricted shares CNY	Dec. 31, 2011 Research and development expenses Restricted shares CNY	Dec. 31, 2010 Research and development expenses Restricted shares CNY	Dec. 31, 2012 Research and development expenses Stock options USD ($)	Dec. 31, 2012 Research and development expenses Stock options CNY	Dec. 31, 2011 Research and development expenses Stock options CNY	Dec. 31, 2010 Research and development expenses Stock options CNY
Compensation cost
Income tax benefit recognized in the statements of operations					$ 0
Total compensation cost recognized	$ 140	875	16,457	17,251	$ 5,558	34,628	57,401	57,502	$ 8	50	1,047	1,103	$ 869	5,417	5,128	3,236	$ 5	29	612	717	$ 730	4,551	9,212	9,672	$ 126	787	14,606	15,206	$ 3,239	20,179	39,104	42,152	$ 1	9	192	225	$ 720	4,481	3,957	2,442

Share-Based Compensation (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Nov. 30, 2011 Stock options Employees and management
Number of Stock options
Outstanding at the beginning of the period (in shares)				5,824,106	4,812,887	4,559,239
Granted (in shares)				0	4,030,306	426,500	2,811,306
Exercised (in shares)					(25,250)	(139,200)
Forfeited or cancelled (in shares)				(474,164)	(2,993,837)	(33,652)
Outstanding at the end of the period (in shares)				5,349,942	5,824,106	4,812,887
Vested and expected to vest at the end of the period (in shares)				5,349,942
Exercisable at the end of the period (in shares)				3,043,402
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)				$ 4.63	$ 10.58	$ 10.23
Granted (in dollars per share)					$ 5.19	$ 11.63
Exercised (in dollars per share)					$ 3.66	$ 4.28
Forfeited or cancelled (in dollars per share)				$ 5.46	$ 14.95	$ 3.18
Outstanding at the end of the period (in dollars per share)				$ 4.55	$ 4.63	$ 10.58
Vested and expected to vest at the end of the period (in dollars per share)				$ 4.55
Exercisable at the end of the period (in dollars per share)				$ 3.72
Weighted Average remaining contractual term
Outstanding at the end of the period				6 years 2 months 16 days
Vested and expected to vest at the end of the period				6 years 2 months 16 days
Exercisable at the end of the period				6 years 1 month 28 days
Aggregate intrinsic Value
Exercised					$ (4)	$ (780)
Outstanding at the end of the period				485
Vested and expected to vest at the end of the period				485
Exercisable at the end of the period				216
Additional disclosures
Weighted average option grant date fair value (in dollars per share)					$ 2.47	$ 7.7
Aggregate grant date fair value					9,938	3,284
Fair value of stock options vested	3,017	2,586	7,834
Incremental fair value related to the modification							$ 1,749
Weighted average assumptions
Expected volatility (as a percent)					94.00%	73.00%
Expected dividends yield (as a percent)					0.00%	0.00%
Expected term					6 years 25 days	6 years 2 months 12 days
Risk-free interest rate (per annum) (as a percent)					1.74%	2.10%
Estimated fair value of underlying ordinary shares (in dollars per share)					$ 6.72	$ 7.7

Share-Based Compensation (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-Based Compensation.
Unrecognized compensation expense	$ 4,762
Period over which unrecognized compensation costs are expected to be recognized	1 year 4 months 10 days

Earnings per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Convertible senior notes	Dec. 31, 2011 Convertible senior notes	Dec. 31, 2010 Convertible senior notes	Dec. 31, 2012 Senior secured convertible notes	Dec. 31, 2011 Senior secured convertible notes	Dec. 31, 2010 Senior secured convertible notes	Dec. 31, 2012 Stock options and restricted shares	Dec. 31, 2011 Stock options and restricted shares	Dec. 31, 2010 Stock options and restricted shares	Dec. 31, 2011 ADM warrants
Numerator:
Numerator for basic and diluted earnings per share	$ (491,873)	(3,064,412)	(3,208,911)	1,386,776
Denominator:
Denominator for basic earnings per share - Weighted-average ordinary shares outstanding	156,425,307	156,425,307	156,805,040	151,542,518
Stock options (in shares)				1,770,501
Restricted shares				829,171
ADM warrants (in shares)				2,416,007
Denominator for diluted earnings (loss) per share (in shares)	156,425,307	156,425,307	156,805,040	156,558,197
Basic earnings (loss) per share	$ (3.14)	(19.59)	(20.46)	9.15
Diluted earnings (loss) per share	$ (3.14)	(19.59)	(20.46)	8.86
Potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share
Shares issuable					26,441	27,650	27,650	176,460	3,339,525	3,339,525	5,349,942	5,824,106	4,812,887	1,540,773

Earnings per share (Details 2) (Tianwei Baobian, Tianwei Yingli)	Dec. 31, 2012
Tianwei Baobian | Tianwei Yingli
Related party
Equity interest (as a percent)	25.99%

Related-Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Tibetan Yingli USD ($)	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2010 Tibetan Yingli CNY	Dec. 31, 2012 Subsidiaries of Yingli Group USD ($)	Dec. 31, 2012 Subsidiaries of Yingli Group CNY	Dec. 31, 2011 Subsidiaries of Yingli Group CNY	Dec. 31, 2010 Subsidiaries of Yingli Group CNY	Dec. 31, 2012 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary USD ($)	Dec. 31, 2012 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2011 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2010 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2012 Affiliate USD ($)	Dec. 31, 2012 Affiliate CNY	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2012 Subsidiaries of Tianwei Group USD ($)	Dec. 31, 2012 Subsidiaries of Tianwei Group CNY	Dec. 31, 2011 Subsidiaries of Tianwei Group CNY	Dec. 31, 2010 Subsidiaries of Tianwei Group CNY	Dec. 31, 2012 Silicon USD ($)	Dec. 31, 2012 Silicon CNY	Dec. 31, 2012 Lixian Yingli USD ($)	Dec. 31, 2012 Lixian Yingli CNY	Dec. 31, 2012 Shuntong Wuliu USD ($)	Dec. 31, 2012 Shuntong Wuliu CNY
Related-Party Transactions
Sales of products to related parties	$ 72,594	452,268	343,226	293,101	$ 1,678	10,454	9,439	14,020	$ 20,645	128,621	96,386	105,598	$ 31,910	198,805	5,844	173,483	$ 18,361	114,388	231,557
Purchase of raw materials and services from related parties	183,680	1,144,343	1,322,363	1,435,562
Purchase of raw materials from related parties									137,209	854,822	1,090,362	703,625	117	728	169,203	663,012				46,354	288,793	62,798	29,564
Purchase of services from related parties									46,354	288,793	62,798	29,564
Accounts receivable from related parties	45,668	284,515	281,509
Prepayments for materials to related party suppliers	29,417	183,269	157,226
Other amounts due from related parties	36,402	226,794	116,807
Total due from related parties	111,487	694,578	555,542																									4,893	30,480
Prepayments for construction of property, plant and equipment to related party suppliers	3,411	21,249	70,744
Total other due from related parties	3,411	21,249	70,744
Amounts due to related parties	(56,750)	(353,558)	(242,575)
Total due to related parties	(56,750)	(353,558)	(242,575)
Equity interest (as a percent)																	20.00%	20.00%	20.00%
Term of loan facility									1 year	1 year	1 year
Principal amount									8,026	50,000	100,000
Interest rate (as a percent)									5.40%	5.40%	7.22%
Extended term of loan facility									1 year	1 year
Deposit for guarantee																								1,605	10,000	721	4,490
Custom duty paid on behalf of related party																												$ 5,176	32,245

Commitments and Contingencies (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 31, 2012 Solyndra LLC item	Dec. 31, 2012 Property, plant and equipment USD ($)	Dec. 31, 2012 Property, plant and equipment CNY	Dec. 31, 2012 Polysilicon USD ($)	Dec. 31, 2012 Polysilicon CNY	Dec. 31, 2012 Other polysilicon Minimum USD ($)	Dec. 31, 2012 Other polysilicon Minimum CNY
Capital Commitments
Commitments outstanding		$ 304,564	1,897,462
Purchase obligations under "take or pay" arrangements
2013				347,833	2,167,035
2014				383,449	2,388,923
2015				423,905	2,640,972
2016				409,401	2,550,609
2017				404,356	2,519,181
Thereafter				791,908	4,933,664
Total purchase obligation				$ 2,760,852	17,200,384	$ 1,547,533	9,641,287
Number of Chinese photovoltaic panel manufacturers against whom antitrust suit was filled	2

Goodwill and Other Intangible Assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Changes in Goodwill
Balances at the beginning of the period	273,666
Impairment of goodwill	(273,382)
Disposal of a subsidiary	(284)

Goodwill and Other Intangible Assets (Details 2) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Trademarks USD ($)	Dec. 31, 2012 Trademarks CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2012 Technical know-how USD ($)	Dec. 31, 2012 Technical know-how CNY	Dec. 31, 2011 Technical know-how CNY	Dec. 31, 2010 Technical know-how CNY	Dec. 31, 2011 Technical know-how USD ($)	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY	Dec. 31, 2011 Customer relationships USD ($)	Dec. 31, 2012 Order backlog CNY	Dec. 31, 2011 Order backlog CNY	Dec. 31, 2012 Short-term supplier contracts CNY	Dec. 31, 2011 Short-term supplier contracts CNY	Dec. 31, 2012 Long-term supplier contracts CNY item	Dec. 31, 2011 Long-term supplier contracts CNY
Indefinite-lived intangible assets
Intangibles, net						$ 9,257	57,672	$ 9,163	57,672
Finite-lived intangible assets
Weighted average amortization period										5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days			5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days			1 year 3 months 18 days	1 year 3 months 18 days	6 months	6 months	9 years	9 years
Gross carrying amount											209,084	209,084				66,671	66,671			23,274	23,274	4,303	4,303	137,820	137,820
Accumulated amortization		(304,835)	(257,261)								(207,534)	(171,327)				(63,081)	(51,714)			(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment																								(131,177)	(131,177)
Intangibles, net										249	1,550	37,757		5,999	576	3,590	14,957		2,377
Intangibles
Gross carrying amount		498,824	498,824				57,672		57,672
Accumulated amortization		(304,835)	(257,261)								(207,534)	(171,327)				(63,081)	(51,714)			(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment		(131,177)	(131,177)
Intangibles, net	10,082	62,812	110,386		17,539
Number of polysilicon supply agreements																								4
Total amortization expense	7,636	47,574	50,108	48,814						5,811	36,207	38,523	37,229		1,825	11,367	11,585	11,585
Estimated amortization expense
2013		3,953
2014		250
2015		250
2016		250
2017		250

Acquisition (Details) (CNY)	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2011	Apr. 08, 2011
Acquisition
Gain on bargain purchase		52,202,000
Baoding Zhongtai
Acquisition
Aggregate consideration, net			80,000,000
Percentage of ownership acquired			80.00%
Noncontrolling interest (as a percent)			20.00%
Total assets			184,382,000
Total liabilities			(99,129,000)
Net assets acquired			85,253,000
Less: noncontrolling interest			17,051,000
Deemed cash consideration			16,000,000
Gain on bargain purchase	52,202,000	52,202,000

Geographic Revenue Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Europe USD ($)	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2012 Germany USD ($)	Dec. 31, 2012 Germany CNY	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2012 Spain USD ($)	Dec. 31, 2012 Spain CNY	Dec. 31, 2011 Spain CNY	Dec. 31, 2010 Spain CNY	Dec. 31, 2012 France USD ($)	Dec. 31, 2012 France CNY	Dec. 31, 2011 France CNY	Dec. 31, 2010 France CNY	Dec. 31, 2012 Italy USD ($)	Dec. 31, 2012 Italy CNY	Dec. 31, 2011 Italy CNY	Dec. 31, 2010 Italy CNY	Dec. 31, 2012 Belgium USD ($)	Dec. 31, 2012 Belgium CNY	Dec. 31, 2011 Belgium CNY	Dec. 31, 2012 Holland USD ($)	Dec. 31, 2012 Holland CNY	Dec. 31, 2011 Holland CNY	Dec. 31, 2010 Holland CNY	Dec. 31, 2012 Czech USD ($)	Dec. 31, 2012 Czech CNY	Dec. 31, 2011 Czech CNY	Dec. 31, 2010 Czech CNY	Dec. 31, 2012 Greece USD ($)	Dec. 31, 2012 Greece CNY	Dec. 31, 2011 Greece CNY	Dec. 31, 2010 Greece CNY	Dec. 31, 2012 England USD ($)	Dec. 31, 2012 England CNY	Dec. 31, 2011 England CNY	Dec. 31, 2010 England CNY	Dec. 31, 2012 Other European countries USD ($)	Dec. 31, 2012 Other European countries CNY	Dec. 31, 2011 Other European countries CNY	Dec. 31, 2010 Other European countries CNY	Dec. 31, 2012 PRC (excluding HK SAR, Macau and Taiwan) USD ($)	Dec. 31, 2012 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2011 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2010 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2012 HK SAR USD ($)	Dec. 31, 2012 HK SAR CNY	Dec. 31, 2010 HK SAR CNY	Dec. 31, 2012 United States of America USD ($)	Dec. 31, 2012 United States of America CNY	Dec. 31, 2011 United States of America CNY	Dec. 31, 2010 United States of America CNY	Dec. 31, 2012 Japan USD ($)	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2012 South Korea USD ($)	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2012 Other countries USD ($)	Dec. 31, 2012 Other countries CNY	Dec. 31, 2011 Other countries CNY	Dec. 31, 2010 Other countries CNY
Geographical Revenue Information
Total net revenues	$ 1,828,530	11,391,928	14,677,965	12,499,987	$ 1,102,042	6,865,842	9,069,292	10,306,465	$ 764,885	4,765,312	6,595,109	7,078,239	$ 61,301	381,910	511,757	704,355	$ 12,183	75,898	352,107	236,522	$ 62,474	389,218	700,646	853,788	$ 9,093	56,653	70,236	$ 80,712	502,843	222,413	471,889	$ 1,529	9,529	9,899	286,901	$ 76,586	477,138	210,487	453,050	$ 18,841	117,381	227,122	174,875	$ 14,438	89,960	169,516	46,846	$ 425,891	2,653,341	3,261,886	745,917	$ 1,232	7,674	16,500	$ 256,929	1,600,695	2,137,219	1,216,962	$ 13,148	81,911	51,236	22,854	$ 2,693	16,775	13,036	154,769	$ 26,595	165,690	145,296	36,520